OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, California	90401-1085
(Address of principal executive offices)	(Zip code)

Jason A. Schwarz

1299 Ocean Avenue, Suite 700 Santa Monica, California 90401-1085

(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 451-3051

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 13.7%
Amazon.com, Inc. (a)	12,615	$12,127,430
Aramark	3,664	148,795
Choice Hotels International, Inc. (b)	3,390	216,621
Comcast Corp. - Class A	7,080	272,438
Delphi Automotive plc	750	73,800
DISH Network Corp. - Class A (a)	75	4,067
Domino's Pizza, Inc. (b)	717	142,360
Foot Locker, Inc.	80	2,818
Hilton Worldwide Holdings, Inc.	1,620	112,509
Home Depot, Inc. (The)	1,450	237,162
Las Vegas Sands Corp.	3,964	254,330
Madison Square Garden Co. (The) - Class A (a)	2,790	597,339
Marriott International, Inc. - Class A	5,429	598,602
McDonald's Corp.	8,349	1,308,121
Mohawk Industries, Inc. (a)	1,000	247,510
Netflix, Inc. (a)	1,780	322,803
Pool Corp.	5,650	611,161
Priceline Group, Inc. (The) (a)	2,015	3,689,102
Service Corp. International (b)	423	14,594
Starbucks Corp.	42,440	2,279,453
TJX Cos., Inc. (The)	28,075	2,069,970
Tupperware Brands Corp.	2,870	177,423
Ulta Beauty, Inc. (a)	9,775	2,209,736
Vail Resorts, Inc.	2,460	561,175
Walt Disney Co. (The)	2,694	265,548
Wyndham Worldwide Corp.	390	41,110
Yum China Holdings, Inc. (a)	29,652	1,185,190
Yum! Brands, Inc.	27,396	2,016,620
		31,787,787
Consumer Staples - 7.6%
Altria Group, Inc.	4,718	299,216
Clorox Co. (The)	880	116,081
Coca-Cola Co. (The)	79,318	3,570,103
Danone S.A. - ADR (b)	182,036	2,867,067
Energizer Holdings, Inc.	1,040	47,892

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Staples - 7.6% (Continued)
Kimberly-Clark Corp.	2,413	$283,962
Monster Beverage Corp. (a)	113,215	6,255,130
PepsiCo, Inc.	9,173	1,022,147
Philip Morris International, Inc.	4,479	497,213
Procter & Gamble Co. (The)	29,370	2,672,082
		17,630,893
Energy - 1.2%
Gulfport Energy Corp. (a)	1,080	15,487
Halliburton Co.	3,340	153,740
Schlumberger Ltd.	37,900	2,643,904
		2,813,131
Financials - 4.7%
American Express Co.	14,127	1,277,928
Aon plc	6,080	888,288
Artisan Partners Asset Management, Inc. - Class A	9,918	323,327
Charles Schwab Corp. (The)	36,225	1,584,482
Eaton Vance Corp.	80	3,950
Erie Indemnity Co. - Class A	3,525	425,009
Federated Investors, Inc. - Class B (b)	1,900	56,430
First Hawaiian, Inc.	1,450	43,921
First Republic Bank	15,200	1,587,792
Goldman Sachs Group, Inc. (The)	6,925	1,642,541
Intercontinental Exchange, Inc.	830	57,021
Leucadia National Corp.	2,810	70,953
RenaissanceRe Holdings Ltd.	100	13,514
S&P Global, Inc.	1,440	225,086
SEI Investments Co.	42,899	2,619,412
XL Group Ltd.	100	3,945
		10,823,599
Health Care - 16.7%
Abbott Laboratories	1,782	95,088
AbbVie, Inc.	8,440	749,978
Agilent Technologies, Inc.	5,760	369,791
Alexion Pharmaceuticals, Inc. (a)	16,450	2,307,771
Align Technology, Inc. (a)	14,900	2,775,423
Alkermes plc (a)	2,510	127,608

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 16.7% (Continued)
Amgen, Inc.	11,641	$2,170,464
Baxter International, Inc.	15,603	979,088
Becton, Dickinson and Co. (b)	5,240	1,026,778
BioMarin Pharmaceutical, Inc. (a)	760	70,733
Bioverativ, Inc. (a)	1,158	66,087
Boston Scientific Corp. (a)	20,720	604,402
Bristol-Myers Squibb Co.	5,284	336,802
Bruker Corp.	4,250	126,438
Celgene Corp. (a)	30,163	4,398,370
Centene Corp. (a)	2,016	195,088
Cerner Corp. (a)	29,496	2,103,654
Cooper Cos., Inc. (The)	2,077	492,477
Danaher Corp.	3,100	265,918
DexCom, Inc. (a) (b)	20,400	998,070
Edwards Lifesciences Corp. (a)	17,350	1,896,529
Eli Lilly & Co.	5,215	446,091
Exelixis, Inc. (a)	2,000	48,460
Gilead Sciences, Inc.	1,590	128,822
IDEXX Laboratories, Inc. (a)	350	54,422
Illumina, Inc. (a)	430	85,656
Incyte Corp. (a)	11,740	1,370,528
Intuitive Surgical, Inc. (a)	30	31,376
Johnson & Johnson	1,279	166,283
Merck & Co., Inc.	20,334	1,301,986
Mettler-Toledo International, Inc. (a)	500	313,080
Novartis AG - ADR (b)	20,171	1,731,680
Novo Nordisk A/S - ADR (b)	59,045	2,843,017
QIAGEN N.V. (a)	6,055	190,733
Quintiles IMS Holdings, Inc. (a)	1,810	172,077
Regeneron Pharmaceuticals, Inc. (a)	5,311	2,374,654
Teleflex, Inc.	70	16,938
Thermo Fisher Scientific, Inc.	1,110	210,012
UnitedHealth Group, Inc.	2,635	516,065
Varian Medical Systems, Inc. (a)	18,719	1,873,023
Veeva Systems, Inc. - Class A (a)	4,360	245,948
Vertex Pharmaceuticals, Inc. (a)	750	114,030

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 16.7% (Continued)
Waters Corp. (a)	610	$109,507
West Pharmaceutical Services, Inc.	710	68,345
Zoetis, Inc.	34,175	2,178,998
		38,748,288
Industrials - 6.7%
3M Co.	3,100	650,690
AdvanSix, Inc. (a)	216	8,586
Allegion plc	1,300	112,411
Boeing Co. (The)	1,740	442,325
BWX Technologies, Inc.	525	29,411
Caterpillar, Inc.	1,580	197,042
CSX Corp.	33,950	1,842,127
Cummins, Inc.	1,215	204,156
Deere & Co.	25,146	3,158,087
Donaldson Co., Inc.	460	21,132
Dun & Bradstreet Corp. (The)	990	115,246
Expeditors International of Washington, Inc.	41,361	2,475,869
Fortive Corp.	1,560	110,432
General Dynamics Corp.	730	150,073
Graco, Inc.	3,090	382,203
Honeywell International, Inc.	7,052	999,550
IHS Markit Ltd. (a)	9,060	399,365
Illinois Tool Works, Inc.	790	116,888
KAR Auction Services, Inc.	8,320	397,197
Lockheed Martin Corp.	240	74,470
MSC Industrial Direct Co., Inc. - Class A	1,505	113,733
Northrop Grumman Corp.	2,030	584,072
Raytheon Co.	1,130	210,835
Toro Co. (The)	4,840	300,370
United Parcel Service, Inc. - Class B	17,654	2,120,069
Waste Management, Inc.	1,110	86,880
Watsco, Inc.	1,490	239,994
		15,543,213
Information Technology - 44.9%
Accenture plc - Class A	3,724	503,001
Activision Blizzard, Inc.	45,000	2,902,950

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 44.9% (Continued)
Adobe Systems, Inc. (a)	12,565	$1,874,447
Alibaba Group Holding Ltd. - ADR (a) (b)	36,346	6,277,318
Alphabet, Inc. - Class A (a)	4,356	4,241,524
Alphabet, Inc. - Class C (a)	8,490	8,142,844
Amphenol Corp. - Class A	5,710	483,294
Analog Devices, Inc.	4,903	422,492
ANSYS, Inc. (a)	430	52,774
Apple, Inc.	33,932	5,229,600
Applied Materials, Inc.	51,500	2,682,635
Arista Networks, Inc. (a)	8,450	1,602,205
Autodesk, Inc. (a)	31,146	3,496,450
Automatic Data Processing, Inc.	6,883	752,450
Booz Allen Hamilton Holding Corp.	9,220	344,736
Broadcom Ltd.	6,677	1,619,440
Cadence Design Systems, Inc. (a)	685	27,037
CDK Global, Inc.	1,037	65,424
Cisco Systems, Inc.	118,506	3,985,356
Citrix Systems, Inc. (a)	3,569	274,171
Cognex Corp.	15,140	1,669,640
Coherent, Inc. (a)	100	23,517
DST Systems, Inc.	3,960	217,325
DXC Technology Co.	400	34,352
Electronic Arts, Inc. (a)	3,400	401,404
Euronet Worldwide, Inc. (a)	2,610	247,402
Facebook, Inc. - Class A (a)	84,271	14,399,385
FactSet Research Systems, Inc.	8,239	1,483,926
Fidelity National Information Services, Inc.	3,081	287,735
Genpact Ltd.	100	2,875
Intel Corp.	910	34,653
International Business Machines Corp.	680	98,654
Intuit, Inc.	720	102,341
Jack Henry & Associates, Inc. (b)	6,028	619,618
KLA-Tencor Corp.	880	93,280
LogMeIn, Inc.	613	67,461
MasterCard, Inc. - Class A	5,117	722,520
Maxim Integrated Products, Inc.	825	39,361

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 44.9% (Continued)
Micron Technology, Inc. (a)	6,362	$250,217
Microsoft Corp.	77,014	5,736,772
Motorola Solutions, Inc.	5,371	455,837
NCR Corp. (a)	920	34,518
Nuance Communications, Inc. (a)	7,535	118,450
NVIDIA Corp.	16,107	2,879,448
Oracle Corp.	80,186	3,876,993
PayPal Holdings, Inc. (a)	42,685	2,733,121
QUALCOMM, Inc.	46,623	2,416,936
Red Hat, Inc. (a)	27,100	3,004,306
salesforce.com, Inc. (a)	30,065	2,808,672
ServiceNow, Inc. (a)	11,420	1,342,193
Skyworks Solutions, Inc.	2,220	226,218
Square, Inc. - Class A (a) (b)	3,040	87,582
Symantec Corp.	20,870	684,745
Synopsys, Inc. (a)	843	67,887
Take-Two Interactive Software, Inc. (a)	2,680	273,976
Teradata Corp. (a) (b)	2,657	89,780
Texas Instruments, Inc.	7,085	635,099
Trimble, Inc. (a)	260	10,205
Vantiv, Inc. - Class A (a)	6,435	453,474
Visa, Inc. - Class A (b)	90,139	9,486,228
Western Digital Corp.	500	43,200
Western Union Co. (The)	16,848	323,482
Workday, Inc. - Class A (a)	830	87,474
Xilinx, Inc.	5,455	386,378
		104,038,788
Materials - 2.4%
AptarGroup, Inc.	7,075	610,644
Avery Dennison Corp.	60	5,900
Bemis Co., Inc.	6,310	287,547
Berry Global Group, Inc. (a)	236	13,369
Celanese Corp. - Series A	960	100,099
Chemours Co. (The)	2,675	135,382
Crown Holdings, Inc. (a)	4,570	272,920
Eastman Chemical Co.	2,515	227,582

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Materials - 2.4% (Continued)
Ecolab, Inc.	670	$86,169
FMC Corp.	1,605	143,343
Freeport-McMoRan, Inc. (a)	12,560	176,342
GCP Applied Technologies, Inc. (a)	966	29,656
Graphic Packaging Holding Co.	13,150	183,443
PPG Industries, Inc.	1,930	209,714
Praxair, Inc.	2,585	361,228
Scotts Miracle-Gro Co. (The) (b)	2,296	223,493
Sealed Air Corp.	1,510	64,507
Sherwin-Williams Co. (The)	6,725	2,407,819
Silgan Holdings, Inc.	880	25,898
W.R. Grace & Co.	95	6,854
		5,571,909
Real Estate - 0.7%
American Tower Corp.	5,420	740,807
Equinix, Inc.	788	351,684
Equity LifeStyle Properties, Inc. (b)	2,405	204,617
Sabra Health Care REIT, Inc. (b)	8,242	180,829
Senior Housing Properties Trust	1,500	29,325
		1,507,262
Telecommunication Services - 0.0% (c)
SBA Communications Corp. (a)	220	31,691
T-Mobile US, Inc. (a)	680	41,929
		73,620

Total Common Stocks (Cost $150,708,724)		$228,538,490

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.89% (d)	3,315,139	$3,315,139
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.07% (d) (e)	103,008	103,008
Total Money Market Funds (Cost $3,418,147)		$3,418,147

Total Investments at Value - 100.1% (Cost $154,126,871)		$231,956,637

Liabilities in Excess of Other Assets - (0.1%)		(205,147)

Net Assets - 100.0%		$231,751,490

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $24,346,996 (Note 5).
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2017.
(e)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of September 30, 2017 was $103,008.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $24,452,216 (Note 5).

ADR -	American Depositary Receipt.
Ltd. -	Limited.
plc -	Public Limited Company.

See accompanying notes to Schedules of Investments.

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Consumer Discretionary - 5.7%
Adient plc	10,381	$871,900
Burlington Stores, Inc. (a)	2,690	256,787
Choice Hotels International, Inc. (b)	3,412	218,027
Foot Locker, Inc.	190	6,692
Ford Motor Co.	103,425	1,237,997
Garmin Ltd. (b)	740	39,938
Hilton Worldwide Holdings, Inc.	19,274	1,338,579
Interpublic Group of Cos., Inc. (The)	24,117	501,392
John Wiley & Sons, Inc. - Class A	390	20,865
Kohl's Corp. (b)	2,874	131,198
Liberty Broadband Corp. - Series A (a) (b)	1,333	125,542
Liberty Broadband Corp. - Series C (a)	348	33,164
Marriott International, Inc. - Class A	2,064	227,577
Mohawk Industries, Inc. (a)	400	99,004
News Corp. - Class A	40,641	538,900
Norwegian Cruise Line Holdings Ltd. (a)	2,190	118,370
Omnicom Group, Inc.	17,637	1,306,373
Target Corp.	16,500	973,665
Tiffany & Co.	90	8,260
Walt Disney Co. (The)	400	39,428
Whirlpool Corp.	3,800	700,872
Yum! Brands, Inc.	2,840	209,052
		9,003,582
Consumer Staples - 6.9%
Altria Group, Inc.	22,800	1,445,976
Coca-Cola Co. (The)	13,400	603,134
Colgate-Palmolive Co.	440	32,054
CVS Health Corp.	6,825	555,009
Edgewell Personal Care Co. (a) (b)	125	9,096
Kellogg Co. (b)	7,675	478,690
Kimberly-Clark Corp.	1,161	136,626
Molson Coors Brewing Co. - Class B	690	56,332
PepsiCo, Inc.	4,370	486,949
Philip Morris International, Inc.	23,706	2,631,603
Pinnacle Foods, Inc.	2,040	116,627

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Consumer Staples - 6.9% (Continued)
Procter & Gamble Co. (The)	12,052	$1,096,491
Tyson Foods, Inc. - Class A	9,300	655,185
Walgreen Boots Alliance, Inc.	320	24,710
Wal-Mart Stores, Inc.	31,875	2,490,713
		10,819,195
Energy - 12.6%
Anadarko Petroleum Corp.	1,360	66,436
Apache Corp.	1,905	87,249
Baker Hughes, a GE Co.	6,185	226,495
BP plc - ADR	90,880	3,492,518
Cenovus Energy, Inc. (b)	40,800	408,816
Chevron Corp.	14,999	1,762,383
ConocoPhillips	26,697	1,336,185
Ensco plc - Class A (b)	15,164	90,529
Exxon Mobil Corp.	38,141	3,126,799
Gulfport Energy Corp. (a)	2,579	36,983
Halliburton Co.	18,151	835,490
Kinder Morgan, Inc.	7,440	142,699
Marathon Oil Corp.	250	3,390
Murphy Oil Corp. (b)	23,200	616,192
Nabors Industries Ltd. (b)	11,040	89,093
Noble Energy, Inc.	2,510	71,184
Occidental Petroleum Corp.	22,400	1,438,304
Oceaneering International, Inc.	2,670	70,141
Patterson-UTI Energy, Inc. (b)	8,950	187,413
PBF Energy, Inc. - Class A	20,800	574,288
Phillips 66	17,600	1,612,336
QEP Resources, Inc. (a)	4,715	40,408
Rowan Cos. plc - Class A (a) (b)	12,753	163,876
Royal Dutch Shell plc - Class A - ADR (b)	43,149	2,613,966
Schlumberger Ltd.	1,080	75,341
Targa Resources Corp.	380	17,974
TechnipFMC plc (a)	2,973	83,006
Transocean Ltd. (a) (b)	22,830	245,651
Whiting Petroleum Corp. (a) (b)	1,150	6,279

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Energy - 12.6% (Continued)
World Fuel Services Corp.	8,240	$279,418
		19,800,842
Financials - 31.0%
Aflac, Inc.	2,630	214,056
Allstate Corp. (The)	7,050	647,966
American Express Co.	21,900	1,981,074
American Financial Group, Inc.	811	83,898
American International Group, Inc.	23,065	1,415,960
American National Insurance Co.	735	86,789
Arch Capital Group Ltd. (a)	450	44,325
Arthur J. Gallagher & Co.	1,310	80,631
Aspen Insurance Holdings Ltd.	5,701	230,320
Assured Guaranty Ltd.	10,782	407,021
Axis Capital Holdings Ltd.	14,679	841,253
Bank of America Corp.	196,105	4,969,300
Bank of Hawaii Corp. (b)	1,030	85,861
Berkshire Hathaway, Inc. - Class B (a)	6,282	1,151,616
BlackRock, Inc.	100	44,709
Brighthouse Financial, Inc. (a)	2,506	152,365
Capital One Financial Corp.	14,553	1,232,057
Chimera Investment Corp.	19,669	372,137
Chubb Ltd.	1,500	213,825
Citigroup, Inc.	38,232	2,780,996
Citizens Financial Group, Inc.	15,989	605,503
Commerce Bancshares, Inc.	2,038	117,735
Fifth Third Bancorp	23,213	649,500
First American Financial Corp.	930	46,472
Franklin Resources, Inc.	27,044	1,203,728
Fulton Financial Corp.	286	5,363
Genworth Financial, Inc. - Class A (a)	420	1,617
Goldman Sachs Group, Inc. (The)	7,092	1,682,152
Hanover Insurance Group, Inc. (The)	5,750	557,348
Intercontinental Exchange, Inc.	1,640	112,668
Invesco Ltd.	9,201	322,403
JPMorgan Chase & Co.	56,718	5,417,135
KeyCorp	32,434	610,408

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Financials - 31.0% (Continued)
Loews Corp.	29,000	$1,387,940
Mercury General Corp.	386	21,882
MetLife, Inc.	22,313	1,159,160
MFA Financial, Inc.	49,327	432,105
Morgan Stanley	32,085	1,545,534
PNC Financial Services Group, Inc. (The)	5,620	757,407
Popular, Inc.	760	27,314
ProAssurance Corp.	6,113	334,075
Progressive Corp. (The)	3,060	148,165
Regions Financial Corp.	62,581	953,109
RenaissanceRe Holdings Ltd.	540	72,976
Starwood Property Trust, Inc.	12,415	269,654
State Street Corp.	34,573	3,303,105
Synovus Financial Corp.	9,380	432,043
TCF Financial Corp.	1,675	28,542
Two Harbors Investment Corp.	30,850	310,968
U.S. Bancorp	4,568	244,799
UBS Group AG (a) (b)	70,254	1,204,856
Validus Holdings Ltd.	7,725	380,147
Voya Financial, Inc.	30,231	1,205,915
Wells Fargo & Co.	72,104	3,976,536
White Mountains Insurance Group Ltd.	29	24,853
Willis Towers Watson plc	2,076	320,181
XL Group Ltd.	50,369	1,987,057
		48,896,514
Health Care - 13.4%
Abbott Laboratories	4,608	245,883
Agilent Technologies, Inc.	6,505	417,621
Allergan plc	1,920	393,504
Baxter International, Inc.	10,730	673,307
Bio-Rad Laboratories, Inc. - Class A (a)	660	146,665
Bristol-Myers Squibb Co.	50	3,187
Cardinal Health, Inc.	8,569	573,437
Centene Corp. (a)	756	73,158
Cigna Corp.	7,664	1,432,708
Cooper Cos., Inc. (The)	1,671	396,211

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Health Care - 13.4% (Continued)
Danaher Corp.	7,160	$614,185
Express Scripts Holding Co. (a)	14,183	898,068
Johnson & Johnson	25,865	3,362,709
McKesson Corp.	5,363	823,810
Medtronic plc	4,342	337,677
Merck & Co., Inc.	54,011	3,458,324
Mylan N.V. (a)	45,936	1,441,012
Pfizer, Inc.	116,537	4,160,370
QIAGEN N.V. (a)	6,813	214,610
Quintiles IMS Holdings, Inc. (a)	1,436	136,521
Sanofi - ADR	19,400	965,926
Teleflex, Inc.	750	181,478
Thermo Fisher Scientific, Inc.	1,200	227,040
		21,177,411
Industrials - 10.0%
AECOM (a)	900	33,129
Arconic, Inc.	7,139	177,618
Caterpillar, Inc.	5,835	727,683
Crane Co.	900	71,991
Cummins, Inc.	605	101,658
Deere & Co.	1,590	199,688
Dover Corp.	14,222	1,299,749
Dun & Bradstreet Corp. (The)	220	25,610
Eaton Corp. plc	560	43,002
Fluor Corp.	300	12,630
Fortive Corp.	970	68,666
General Dynamics Corp.	80	16,446
General Electric Co.	49,086	1,186,899
Honeywell International, Inc.	3,100	439,394
IHS Markit Ltd. (a)	5,130	226,131
Ingersoll-Rand plc	1,244	110,927
Johnson Controls International plc	41,476	1,671,068
Kennametal, Inc.	2,046	82,536
L3 Technologies, Inc.	1,761	331,825
Norfolk Southern Corp.	7,200	952,128
Parker-Hannifin Corp.	5,389	943,183

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Industrials - 10.0% (Continued)
Quanta Services, Inc. (a)	1,090	$40,733
Raytheon Co.	5,370	1,001,935
Republic Services, Inc.	740	48,884
Roper Technologies, Inc.	760	184,984
Southwest Airlines Co.	20,300	1,136,394
Spirit Airlines, Inc. (a)	3,010	100,564
Stanley Black & Decker, Inc.	15,045	2,271,344
United Technologies Corp.	16,205	1,881,077
Waste Management, Inc.	1,830	143,235
WESCO International, Inc. (a)	650	37,863
Xylem, Inc.	2,510	157,201
		15,726,175
Information Technology - 9.1%
Analog Devices, Inc.	2,308	198,880
Apple, Inc.	1,341	206,675
Applied Materials, Inc.	4,640	241,698
Autodesk, Inc. (a)	4,270	479,350
Booz Allen Hamilton Holding Corp.	5,049	188,782
Cisco Systems, Inc.	28,082	944,398
Cognizant Technology Solutions Corp. - Class A	14,664	1,063,727
Dolby Laboratories, Inc. - Class A	2,650	152,428
DXC Technology Co.	1,649	141,616
eBay, Inc. (a)	4,890	188,069
Hewlett Packard Enterprise Co.	95,119	1,399,200
Intel Corp.	15,322	583,462
Jabil, Inc.	300	8,565
Juniper Networks, Inc.	4,374	121,728
Leidos Holdings, Inc.	1,060	62,773
Marvell Technology Group Ltd.	15,770	282,283
Micro Focus International plc - ADR (a)	13,062	416,678
Microsemi Corp. (a)	100	5,148
Microsoft Corp.	12,094	900,882
NetApp, Inc.	4,055	177,447
Oracle Corp.	55,115	2,664,810
PTC, Inc. (a)	110	6,191
QUALCOMM, Inc.	32,975	1,709,424

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Information Technology - 9.1% (Continued)
Seagate Technology plc (b)	8,212	$272,392
Symantec Corp.	3,776	123,891
Synopsys, Inc. (a)	5,739	462,162
TE Connectivity Ltd.	7,736	642,552
Teradyne, Inc.	11,785	439,463
Trimble, Inc. (a)	4,740	186,045
Vishay Intertechnology, Inc. (b)	4	75
Western Digital Corp.	620	53,568
		14,324,362
Materials - 2.8%
AptarGroup, Inc.	2,451	211,546
Avery Dennison Corp.	2,060	202,580
Bemis Co., Inc.	1,881	85,717
Cabot Corp.	1,445	80,631
Celanese Corp. - Series A	1,764	183,932
Crown Holdings, Inc. (a)	3,380	201,854
Domtar Corp.	40	1,736
DowDuPont, Inc.	31,800	2,201,515
Eastman Chemical Co.	3,035	274,637
Freeport-McMoRan, Inc. (a)	4,600	64,584
Newmont Mining Corp.	7,393	277,311
Praxair, Inc.	620	86,639
Scotts Miracle-Gro Co. (The) (b)	2,019	196,529
Sonoco Products Co.	3,903	196,906
Tahoe Resources, Inc. (b)	17,000	89,590
W.R. Grace & Co.	10	722
		4,356,429
Real Estate - 1.7%
AvalonBay Communities, Inc.	1,170	208,751
Camden Property Trust	580	53,041
Columbia Property Trust, Inc.	8,440	183,739
DCT Industrial Trust, Inc.	759	43,961
Equity Residential	3,560	234,711
HCP, Inc.	26,200	729,146
Highwoods Properties, Inc.	4,306	224,300
Hospitality Properties Trust	10,720	305,413

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Real Estate - 1.7% (Continued)
Liberty Property Trust	4,616	$189,533
Paramount Group, Inc. (b)	8,600	137,600
Prologis, Inc.	1,090	69,171
Quality Care Properties, Inc. (a)	1,517	23,514
Retail Properties of America, Inc. - Class A	16,570	217,564
Sun Communities, Inc.	15	1,285
UDR, Inc.	1,970	74,919
		2,696,648
Telecommunication Services - 2.1%
AT&T, Inc.	48,896	1,915,257
T-Mobile US, Inc. (a)	2,320	143,051
Verizon Communications, Inc.	26,600	1,316,434
		3,374,742
Utilities - 3.4%
Aqua America, Inc.	2,110	70,031
Avangrid, Inc. (b)	14,430	684,271
CenterPoint Energy, Inc.	10,718	313,073
Dominion Energy, Inc.	155	11,924
DTE Energy Co.	1,017	109,185
Duke Energy Corp.	2,359	197,967
Edison International	11,294	871,558
Entergy Corp.	22,696	1,733,066
Eversource Energy	1,235	74,643
Exelon Corp.	6,479	244,064
Hawaiian Electric Industries, Inc. (b)	13,575	452,998
National Fuel Gas Co. (b)	710	40,193
NextEra Energy, Inc.	350	51,293
PPL Corp.	2,480	94,116
Southern Co. (The)	1,065	52,334
Vectren Corp.	4,911	322,997
		5,323,713

Total Common Stocks (Cost $124,273,692)		$155,499,613

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.0% (c)	Shares	Value
Safeway CVR - Casa Ley (a) (d)	1,118	$1,135
Safeway CVR - PDC (a) (d)	1,118	0
Total Rights (Cost $0)		$1,135

MONEY MARKET FUNDS - 1.8%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.89% (e)	1,763,563	$1,763,563
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.07% (e) (f)	1,042,992	1,042,992
Total Money Market Funds (Cost $2,806,555)		$2,806,555

Total Investments at Value - 100.5% (Cost $127,080,247)		$158,307,303

Liabilities in Excess of Other Assets - (0.5%)		(750,245)

Net Assets - 100.0%		$157,557,058

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $8,668,974 (Note 5).
(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees.  The total value of such securities is $1,135 at September 30, 2017, representing 0.0%(c) of net assets (Note 1).

(e)	The rate shown is the 7-day effective yield as of September 30, 2017.
(f)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of September 30, 2017 was $1,042,992.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $7,828,807 (Note 5).

ADR -	American Depositary Receipt.
CVR -	Contingent Value Right.
Ltd. -	Limited.
plc -	Public Limited Company.

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Consumer Discretionary - 8.6%
BJ's Restaurants, Inc. (a)	1,730	$52,679
Bridgepoint Education, Inc. (a)	1,500	14,400
Capella Education Co.	515	36,127
Cavco Industries, Inc. (a)	220	32,461
Columbia Sportswear Co.	125	7,698
Cooper-Standard Holdings, Inc. (a)	410	47,548
Culp, Inc.	196	6,419
Dave & Buster's Entertainment, Inc. (a) (b)	1,540	80,819
Deckers Outdoor Corp. (a)	260	17,786
Denny's Corp. (a)	619	7,707
Dorman Products, Inc. (a)	6,030	431,868
Entravision Communications Corp. - Class A	1,040	5,928
Five Below, Inc. (a)	400	21,952
Grand Canyon Education, Inc. (a)	1,189	107,985
Installed Building Products, Inc. (a) (b)	380	24,624
KB Home	1,030	24,844
Kirkland's, Inc. (a)	1,120	12,802
La-Z-Boy, Inc.	915	24,614
LCI Industries	4,367	505,917
Lindblad Expeditions Holdings, Inc. (a) (b)	1,530	16,371
Malibu Boats, Inc. - Class A (a)	1,945	61,540
MCBC Holdings, Inc. (a)	840	17,119
Monarch Casino & Resort, Inc. (a)	5	198
New York Times Co. (The) - Class A (b)	2,715	53,214
Nutrisystem, Inc.	420	23,478
Papa John's International, Inc.	1,140	83,300
Select Comfort Corp. (a)	480	14,904
Shiloh Industries, Inc. (a)	1,810	18,824
Sonic Corp. (b)	12,115	308,326
Sotheby's (a) (b)	470	21,672
Standard Motor Products, Inc. (b)	2,180	105,185
Steven Madden Ltd. (a)	20,167	873,230
Stoneridge, Inc. (a)	4,150	82,212
Strayer Education, Inc.	60	5,236
Taylor Morrison Home Corp. - Class A (a)	8,060	177,722

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Consumer Discretionary - 8.6% (Continued)
Tenneco, Inc.	110	$6,674
Texas Roadhouse, Inc. (b)	630	30,958
Tile Shop Holdings, Inc.	595	7,557
Winmark Corp. (b)	285	37,548
Wolverine World Wide, Inc.	100	2,885
		3,412,331
Consumer Staples - 4.5%
Calavo Growers, Inc. (b)	10,606	776,359
Central Garden & Pet Co. - Class A (a)	1,470	54,669
Inter Parfums, Inc. (b)	14,328	591,030
J & J Snack Foods Corp.	2,890	379,457
Omega Protein Corp.	10	167
		1,801,682
Energy - 2.1%
Adams Resources & Energy, Inc.	40	1,660
Bonanza Creek Energy, Inc. (a)	319	10,524
Callon Petroleum Co. (a) (b)	28,305	318,148
Carrizo Oil & Gas, Inc. (a) (b)	540	9,250
Energy XXI Gulf Coast, Inc. (a)	298	3,081
WildHorse Resource Development Corp. (a) (b)	36,180	481,918
		824,581
Financials - 7.7%
Associated Capital Group, Inc. - Class A	80	2,856
Atlas Financial Holdings, Inc. (a) (b)	950	17,955
Banc of California, Inc. (b)	44,390	921,092
Bank of N.T. Butterfield & Son Ltd. (The)	320	11,725
CenterState Bank Corp. (b)	17,372	465,570
Cohen & Steers, Inc.	600	23,694
County Bancorp, Inc. (b)	90	2,705
Eagle Bancorp, Inc. (a)	150	10,058
Essent Group Ltd. (a)	3,420	138,509
GAIN Capital Holdings, Inc. (b)	2,050	13,099
Hallmark Financial Services, Inc. (a) (b)	85	987
Houlihan Lokey, Inc.	2,510	98,216
Investment Technology Group, Inc.	1,420	31,439
LegacyTexas Financial Group, Inc.	12,450	497,003

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Financials - 7.7% (Continued)
Maiden Holdings Ltd.	400	$3,180
Meta Financial Group, Inc.	60	4,704
National Bank Holdings Corp. - Class A	2,818	100,574
Northfield Bancorp, Inc.	1,550	26,893
Pzena Investment Management, Inc. - Class A	1,388	15,115
Regional Management Corp. (a)	290	7,021
ServisFirst Bancshares, Inc.	270	10,490
South State Corp.	3,410	307,071
Texas Capital Bancshares, Inc. (a)	930	79,794
Third Point Reinsurance Ltd. (a)	1,635	25,506
Veritex Holdings, Inc. (a)	8,210	221,342
Walker & Dunlop, Inc. (a)	620	32,445
		3,069,043
Health Care - 26.2%
Addus HomeCare Corp. (a)	785	27,711
Aerie Pharmaceuticals, Inc. (a) (b)	340	16,524
Akebia Therapeutics, Inc. (a)	3,080	60,584
Alder Biopharmaceuticals, Inc. (a)	1,210	14,823
Amedisys, Inc. (a)	2,950	165,081
Amphastar Pharmaceuticals, Inc. (a)	300	5,361
Anika Therapeutics, Inc. (a)	980	56,840
Array BioPharma, Inc. (a) (b)	5,140	63,222
Avexis, Inc. (a) (b)	120	11,608
BioCryst Pharmaceuticals, Inc. (a) (b)	5,170	27,091
BioSpecifics Technologies Corp. (a)	475	22,097
BioTelemetry, Inc. (a)	550	18,150
Bluebird Bio, Inc. (a) (b)	340	46,699
Cambrex Corp. (a)	14,474	796,070
Cantel Medical Corp.	9,915	933,695
Cardiovascular Systems, Inc. (a)	670	18,861
Catalent, Inc. (a)	3,349	133,692
Chemed Corp. (b)	610	123,251
ChemoCentryx, Inc. (a) (b)	4,170	30,941
Clovis Oncology, Inc. (a) (b)	890	73,336
Coherus Biosciences, Inc. (a)	1,110	14,819
Corcept Therapeutics, Inc. (a)	5,589	107,868

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Health Care - 26.2% (Continued)
CorVel Corp. (a) (b)	2,609	$141,929
Cotiviti Holdings, Inc. (a) (b)	19,890	715,641
Cross Country Healthcare, Inc. (a)	1,085	15,440
Cytokinetics, Inc. (a)	4,240	61,480
Dermira, Inc. (a) (b)	430	11,610
Emergent BioSolutions, Inc. (a)	2,330	94,248
Enzo Biochem, Inc. (a)	295	3,089
Exact Sciences Corp. (a) (b)	2,040	96,124
Exelixis, Inc. (a)	450	10,904
FibroGen, Inc. (a)	480	25,824
Five Prime Therapeutics, Inc. (a) (b)	1,860	76,093
Genomic Health, Inc. (a)	1,860	59,687
Glaukos Corp. (a) (b)	120	3,960
Global Blood Therapeutics, Inc. (a)	230	7,142
Haemonetics Corp. (a)	2,660	119,354
Halozyme Therapeutics, Inc. (a) (b)	1,190	20,670
HealthEquity, Inc. (a)	1,380	69,800
ICU Medical, Inc. (a)	40	7,434
INC Research Holdings, Inc. - Class A (a)	1,303	68,147
Inogen, Inc. (a)	1,420	135,042
Insmed, Inc. (a) (b)	528	16,479
Landauer, Inc.	820	55,186
LeMaitre Vascular, Inc.	6,420	240,235
Ligand Pharmaceuticals, Inc. (a) (b)	80	10,892
Loxo Oncology, Inc. (a) (b)	100	9,212
MacroGenics, Inc. (a)	850	15,708
Magellan Health, Inc. (a)	530	45,739
Masimo Corp. (a)	2,485	215,102
Medidata Solutions, Inc. (a)	8,125	634,238
Meridian Bioscience, Inc.	2,625	37,538
Merit Medical Systems, Inc. (a)	2,190	92,747
Momenta Pharmaceuticals, Inc. (a)	1,750	32,375
Natera, Inc. (a) (b)	2,600	33,514
Natus Medical, Inc. (a)	34	1,275
Nektar Therapeutics (a) (b)	1,220	29,280
Neogen Corp. (a)	6,161	477,230

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Health Care - 26.2% (Continued)
OraSure Technologies, Inc. (a)	4,775	$107,438
Orthofix International N.V. (a)	570	26,933
PAREXEL International Corp. (a)	479	42,190
Phibro Animal Health Corp. - Class A	2,840	105,222
Portola Pharmaceuticals, Inc. (a)	540	29,176
PRA Health Sciences, Inc. (a)	14,035	1,069,046
Prestige Brands Holdings, Inc. (a)	9,230	462,331
Progenics Pharmaceuticals, Inc. (a) (b)	5,290	38,934
Providence Service Corp. (The) (a)	2,110	114,109
PTC Therapeutics, Inc. (a) (b)	510	10,205
Puma Biotechnology, Inc. (a) (b)	330	39,518
Quality Systems, Inc. (a)	360	5,663
Repligen Corp. (a)	15,084	578,018
Sage Therapeutics, Inc. (a) (b)	170	10,591
Sarepta Therapeutics, Inc. (a) (b)	880	39,917
SciClone Pharmaceuticals, Inc. (a)	4,638	51,946
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	2,150	25,370
Supernus Pharmaceuticals, Inc. (a) (b)	18,965	758,599
Surmodics, Inc. (a)	330	10,230
Syndax Pharmaceuticals, Inc. (a)	720	8,424
Tabula Rasa HealthCare, Inc. (a) (b)	1,245	33,291
Tivity Health, Inc. (a)	1,090	44,472
Triple-S Management Corp. - Class B (a)	1,460	34,573
U.S. Physical Therapy, Inc.	920	56,534
Ultragenyx Pharmaceutical, Inc. (a)	380	20,239
Vanda Pharmaceuticals, Inc. (a)	1,500	26,850
Varex Imaging Corp. (a)	2,890	97,798
Versartis, Inc. (a) (b)	636	1,558
Vocera Communications, Inc. (a)	450	14,117
Wright Medical Group N.V. (a) (b)	660	17,074
Xencor, Inc. (a) (b)	2,898	66,422
		10,405,480
Industrials - 15.0%
Air Transport Services Group, Inc. (a)	960	23,366
American Woodmark Corp. (a)	586	56,403
Applied Industrial Technologies, Inc.	2,175	143,115

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Industrials - 15.0% (Continued)
ARC Document Solutions, Inc. (a)	2,535	$10,368
ArcBest Corp.	100	3,345
Argan, Inc.	2,026	136,249
Barrett Business Services, Inc.	1,360	76,881
Brady Corp. - Class A	4,375	166,031
Brink's Co. (The)	2,590	218,208
CAI International, Inc. (a)	2,174	65,916
Casella Waste Systems, Inc. - Class A (a)	40	752
Comfort Systems USA, Inc.	2,180	77,826
Commercial Vehicle Group, Inc. (a)	5,568	40,925
Continental Building Products, Inc. (a)	3,060	79,560
CSW Industrials, Inc. (a)	590	26,167
Curtiss-Wright Corp.	530	55,406
DXP Enterprises, Inc. (a)	130	4,094
EMCOR Group, Inc.	1,450	100,601
EnerSys	1,290	89,229
EnPro Industries, Inc.	675	54,358
Exponent, Inc.	1,033	76,339
Forward Air Corp.	1,440	82,412
Gibraltar Industries, Inc. (a) (b)	100	3,115
Gorman-Rupp Co. (The)	442	14,396
Harsco Corp. (a)	1,941	40,567
Hawaiian Holdings, Inc. (a)	3,810	143,066
Heartland Express, Inc. (b)	4,090	102,577
Heritage-Crystal Clean, Inc. (a)	180	3,915
Herman Miller, Inc.	245	8,796
Insperity, Inc.	470	41,360
Insteel Industries, Inc.	365	9,530
Interface, Inc.	1,840	40,296
JELD-WEN Holdings, Inc. (a)	2,890	102,653
Kennametal, Inc.	2,110	85,117
Kimball International, Inc. - Class B	1,690	33,411
Knoll, Inc.	19,780	395,599
Kornit Digital Ltd. (a) (b)	10,813	165,438
Lydall, Inc. (a)	595	34,094
MasTec, Inc. (a)	2,665	123,656

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Industrials - 15.0% (Continued)
Milacron Holdings Corp. (a)	630	$10,622
Mistras Group, Inc. (a) (b)	450	9,225
Mueller Industries, Inc.	568	19,852
Multi-Color Corp.	115	9,424
NCI Building Systems, Inc. (a)	96	1,498
Patrick Industries, Inc. (a)	100	8,410
PGT Innovations, Inc. (a)	21,155	316,266
Ply Gem Holdings, Inc. (a)	1,920	32,736
Quad/Graphics, Inc. (b)	2,980	67,378
Saia, Inc. (a)	13,820	865,822
SiteOne Landscape Supply, Inc. (a) (b)	8,906	517,438
SPX Corp. (a)	1,493	43,805
SPX FLOW, Inc. (a)	2,110	81,362
Standex International Corp.	405	43,011
Steelcase, Inc. - Class A (b)	450	6,930
Sterling Construction Co., Inc. (a)	1,870	28,480
Trex Co., Inc. (a)	625	56,294
TrueBlue, Inc. (a) (b)	850	19,083
WageWorks, Inc. (a)	11,285	684,999
Willis Lease Finance Corp. (a)	80	1,967
Woodward, Inc.	2,405	186,651
YRC Worldwide, Inc. (a)	410	5,658
		5,952,048
Information Technology - 26.6%
2U, Inc. (a) (b)	1,180	66,127
A10 Networks, Inc. (a)	3,500	26,460
ADTRAN, Inc.	3,265	78,359
Advanced Energy Industries, Inc. (a)	2,630	212,399
Alarm.com Holdings, Inc. (a)	356	16,084
Alpha & Omega Semiconductor Ltd. (a)	234	3,859
American Software, Inc. - Class A	1,190	13,518
Amkor Technology, Inc. (a)	1,850	19,518
Badger Meter, Inc.	1,420	69,580
Barracuda Networks, Inc. (a)	2,665	64,573
Box, Inc. - Class A (a) (b)	8,030	155,140
Brightcove, Inc. (a)	220	1,584

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Information Technology - 26.6% (Continued)
BroadSoft, Inc. (a) (b)	13,710	$689,613
Brooks Automation, Inc.	1,870	56,773
Cabot Microelectronics Corp.	6,975	557,511
Care.com, Inc. (a)	3,050	48,465
Cass Information Systems, Inc.	768	48,722
CEVA, Inc. (a)	9,300	398,040
ChannelAdvisor Corp. (a)	2,900	33,350
Cirrus Logic, Inc. (a)	10	533
CommVault Systems, Inc. (a)	3,125	190,000
Cornerstone OnDemand, Inc. (a) (b)	4,540	184,368
CSG Systems International, Inc.	1,170	46,917
DHI Group, Inc. (a)	100	260
Electronics For Imaging, Inc. (a)	660	28,169
Ellie Mae, Inc. (a) (b)	4,578	375,991
Entegris, Inc. (a)	880	25,388
Envestnet, Inc. (a)	160	8,160
EPAM Systems, Inc. (a)	1,130	99,361
Euronet Worldwide, Inc. (a)	775	73,462
EVERTEC, Inc.	1,980	31,383
ExlService Holdings, Inc. (a)	1,968	114,774
Extreme Networks, Inc. (a)	3,570	42,447
Fair Isaac Corp.	486	68,283
Five9, Inc. (a)	5,932	141,775
Gigamon, Inc. (a) (b)	1,410	59,432
Hackett Group, Inc. (The)	894	13,580
Hortonworks, Inc. (a) (b)	5,050	85,598
HubSpot, Inc. (a)	330	27,737
Ichor Holdings Ltd. (a)	1,030	27,604
Imperva, Inc. (a)	3,700	160,580
Information Services Group, Inc. (a)	1,890	7,598
Inphi Corp. (a) (b)	9,185	364,553
Insight Enterprises, Inc. (a)	790	36,277
Instructure, Inc. (a)	1,760	58,344
Itron, Inc. (a)	300	23,235
KEMET Corp. (a)	3,592	75,898
Littelfuse, Inc. (b)	325	63,661

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Information Technology - 26.6% (Continued)
LogMeIn, Inc.	260	$28,613
Lumentum Holdings, Inc. (a) (b)	710	38,589
MAXIMUS, Inc.	8,275	533,737
MaxLinear, Inc. (a)	13,950	331,313
Mercury Systems, Inc. (a)	7,860	407,776
Methode Electronics, Inc.	875	37,056
Microsemi Corp. (a)	1,550	79,794
MINDBODY, Inc. - Class A (a) (b)	13,255	342,641
MKS Instruments, Inc.	470	44,392
Monolithic Power Systems, Inc.	370	39,424
Nanometrics, Inc. (a)	2,500	72,000
NETGEAR, Inc. (a)	1,348	64,165
New Relic, Inc. (a)	1,413	70,367
NIC, Inc.	1,490	25,554
NVE Corp.	787	62,149
Pegasystems, Inc. (b)	13,690	789,229
Plantronics, Inc.	1,225	54,170
Plexus Corp. (a)	269	15,086
Progress Software Corp.	2,440	93,135
Proofpoint, Inc. (a) (b)	620	54,076
Pure Storage, Inc. - Class A (a)	1,060	16,949
Q2 Holdings, Inc. (a)	504	20,992
Qualys, Inc. (a)	14,256	738,461
Rapid7, Inc. (a)	1,380	24,288
RealPage, Inc. (a) (b)	2,770	110,523
RingCentral, Inc. - Class A (a)	560	23,380
Rogers Corp. (a)	70	9,330
Rubicon Project, Inc. (The) (a)	890	3,462
Semtech Corp. (a)	3,310	124,291
Shutterstock, Inc. (a) (b)	50	1,665
Silicon Laboratories, Inc. (a)	5,470	437,052
SPS Commerce, Inc. (a)	480	27,221
Stamps.com, Inc. (a) (b)	100	20,265
Take-Two Interactive Software, Inc. (a)	752	76,877
Tech Data Corp. (a)	250	22,213
TeleTech Holdings, Inc.	598	24,967

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Information Technology - 26.6% (Continued)
Trade Desk, Inc. (The) - Class A (a) (b)	300	$18,453
TTM Technologies, Inc. (a)	2,840	43,651
Ultra Clean Holdings, Inc. (a)	1,720	52,666
Universal Display Corp. (b)	290	37,367
Varonis Systems, Inc. (a)	2,550	106,845
Viavi Solutions, Inc. (a)	1,880	17,785
WNS Holdings Ltd. - ADR (a)	6,520	237,979
XO Group, Inc. (a)	3,879	76,300
Yelp, Inc. (a)	260	11,258
Zendesk, Inc. (a)	2,140	62,295
Zix Corp. (a)	9,438	46,152
		10,570,996
Materials - 3.6%
American Vanguard Corp.	1,180	27,022
Century Aluminum Co. (a)	930	15,419
Coeur Mining, Inc. (a)	490	4,503
Greif, Inc. - Class A	670	39,222
Ingevity Corp. (a)	1,710	106,824
Innophos Holdings, Inc.	1,070	52,633
Kaiser Aluminum Corp.	720	74,261
KMG Chemicals, Inc.	2,180	119,638
Koppers Holdings, Inc. (a)	1,610	74,302
Kraton Corp. (a)	110	4,448
Kronos Worldwide, Inc.	3,767	86,001
Louisiana-Pacific Corp. (a)	7,495	202,965
Minerals Technologies, Inc.	220	15,543
Myers Industries, Inc.	3,400	71,230
Neenah Paper, Inc.	559	47,822
PolyOne Corp.	140	5,604
Quaker Chemical Corp.	1,617	239,235
Sensient Technologies Corp.	1,080	83,074
Trinseo S.A.	1,910	128,161
Worthington Industries, Inc.	830	38,180
		1,436,087
Real Estate - 0.9%
CareTrust REIT, Inc. (b)	505	9,615

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Real Estate - 0.9% (Continued)
Forestar Group, Inc. (a) (b)	1,280	$22,016
GEO Group, Inc. (The)	1,290	34,701
MedEquities Realty Trust, Inc.	1,650	19,388
National Health Investors, Inc.	28	2,164
Potlatch Corp.	2,255	115,005
PS Business Parks, Inc.	820	109,470
Rexford Industrial Realty, Inc.	1,068	30,566
Urstadt Biddle Properties, Inc. - Class A	440	9,548
		352,473
Telecommunication Services - 1.2%
Boingo Wireless, Inc. (a)	3,990	85,266
Cogent Communications Holdings, Inc. (b)	8,315	406,604
		491,870
Utilities - 0.4%
MGE Energy, Inc.	960	62,016
Ormat Technologies, Inc.	1,760	107,448
		169,464

Total Common Stocks (Cost $29,251,713)		$38,486,055

RIGHTS - 0.0%	Shares	Value
Dyax Corp. (a) (c) (Cost $0)	860	$0

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.2%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.89% (d)	1,287,850	$1,287,850
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.07% (d) (e)	3,152,055	3,152,055
Total Money Market Funds (Cost $4,439,905)		$4,439,905

Total Investments at Value - 108.0% (Cost $33,691,618)		$42,925,960

Liabilities in Excess of Other Assets - (8.0%)		(3,186,167)

Net Assets - 100.0%		$39,739,793

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $9,506,700 (Note 5).
(c)
Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees.  The total value of such securities is $0 at September 30, 2017, representing 0.0% of net assets (Note 1).

(d)	The rate shown is the 7-day effective yield as of September 30, 2017.
(e)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of September 30, 2017 was $3,152,055.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $6,543,931 (Note 5).

ADR -	American Depositary Receipt.
Ltd. -	Limited.

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Consumer Discretionary - 7.7%
Abercrombie & Fitch Co. - Class A (a)	4,230	$61,081
American Public Education, Inc. (b)	1,070	22,524
Barnes & Noble Education, Inc. (a) (b)	460	2,995
Barnes & Noble, Inc.	2,565	19,494
Beazer Homes USA, Inc. (b)	2,490	46,663
Bridgepoint Education, Inc. (b)	100	960
Deckers Outdoor Corp. (b)	1,090	74,567
Denny's Corp. (b)	418	5,204
Flexsteel Industries, Inc.	614	31,130
Fred's, Inc. - Class A (a)	20,525	132,181
Hooker Furniture Corp.	10,487	500,753
K12, Inc. (b)	100	1,784
KB Home	450	10,854
Kirkland's, Inc. (b)	950	10,859
La-Z-Boy, Inc.	840	22,596
Movado Group, Inc. (a)	1,670	46,760
New Home Co., Inc. (The) (b)	230	2,567
New York Times Co. (The) - Class A (a)	6,095	119,462
Reading International, Inc. - Class A (a) (b)	826	12,985
Ruby Tuesday, Inc. (b)	100	214
Scholastic Corp.	2,359	87,755
Shiloh Industries, Inc. (b)	2,040	21,216
Standard Motor Products, Inc.	740	35,705
Stoneridge, Inc. (b)	17,703	350,696
Strayer Education, Inc. (a)	190	16,581
Superior Industries International, Inc.	920	15,318
Taylor Morrison Home Corp. - Class A (b)	12,370	272,759
Tilly's, Inc. - Class A (a)	60	719
TRI Pointe Group, Inc. (a) (b)	35,916	495,999
		2,422,381
Consumer Staples - 4.5%
Central Garden & Pet Co. - Class A (b)	1,410	52,438
John B. Sanfilippo & Son, Inc. (a)	5,584	375,859
Landec Corp. (b)	31,215	404,234
Omega Protein Corp.	1,210	20,147

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Consumer Staples - 4.5% (Continued)
Seneca Foods Corp. - Class A (b)	290	$10,005
TreeHouse Foods, Inc. (a) (b)	7,149	484,201
Universal Corp.	1,050	60,165
		1,407,049
Energy - 7.0%
Archrock, Inc.	2,875	36,081
Bonanza Creek Energy, Inc. (b)	948	31,275
C&J Energy Services, Inc. (a) (b)	1,030	30,869
Carrizo Oil & Gas, Inc. (a) (b)	41,170	705,241
Contango Oil & Gas Co. (a) (b)	1,880	9,456
Delek US Holdings, Inc.	4,860	129,908
Energy XXI Gulf Coast, Inc. (b)	743	7,683
Ensco plc - Class A (a)	9,030	53,909
Era Group, Inc. (b)	603	6,748
Exterran Corp. (b)	1,300	41,093
Geospace Technologies Corp. (a) (b)	1,610	28,690
Helix Energy Solutions Group, Inc. (a) (b)	1,030	7,612
International Seaways, Inc. (b)	2,660	52,402
McDermott International, Inc. (b)	17,173	124,847
Newpark Resources, Inc. (b)	3,605	36,050
Noble Corp. plc (a) (b)	1,050	4,830
Oasis Petroleum, Inc. (a) (b)	1,010	9,211
Overseas Shipholding Group, Inc. - Class A (a) (b)	21,780	57,281
PDC Energy, Inc. (b)	6,755	331,198
PHI, Inc. (b)	6,707	78,874
Rowan Cos. plc - Class A (a) (b)	6,110	78,514
SEACOR Marine Holdings, Inc. (b)	153	2,393
SemGroup Corp. - Class A (a)	250	7,188
SRC Energy, Inc. (a) (b)	27,810	268,923
Superior Energy Services, Inc. (a) (b)	4,348	46,437
		2,186,713
Financials - 28.4%
Actua Corp. (b)	2,130	32,589
AG Mortgage Investment Trust, Inc.	2,260	43,482
Ambac Financial Group, Inc. (b)	1,210	20,885
American Equity Investment Life Holding Co.	3,480	101,198

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 28.4% (Continued)
Ameris Bancorp (a)	6,765	$324,719
Anworth Mortgage Asset Corp.	14,435	86,754
Ares Commercial Real Estate Corp.	6,005	79,927
Argo Group International Holdings Ltd.	380	23,370
ARMOUR Residential REIT, Inc. (a)	2,034	54,715
Arrow Financial Corp.	449	15,426
B. Riley Financial, Inc.	1,115	19,011
Baldwin & Lyons, Inc. - Class B	1,997	45,032
Bancorp, Inc. (The) (b)	1,450	11,992
BancorpSouth, Inc. (a)	1,510	48,396
Bank Mutual Corp.	2,722	27,628
Bank of N.T. Butterfield & Son Ltd. (The) (a)	14,175	519,372
BankFinancial Corp.	478	7,595
BankUnited, Inc.	4,290	152,595
Banner Corp. (a)	3,049	186,843
Beneficial Bancorp, Inc.	1,105	18,343
Berkshire Hills Bancorp, Inc.	1,745	67,619
Capital Bank Financial Corp. - Class A (a)	8,278	339,811
Capitol Federal Financial, Inc.	8,600	126,420
Carolina Financial Corp.	890	31,933
Cathay General Bancorp	400	16,080
CenterState Bank Corp. (a)	2,170	58,156
Central Pacific Financial Corp.	1,075	34,594
Charter Financial Corp.	2,230	41,322
Citizens & Northern Corp. (a)	370	9,087
City Holding Co.	569	40,917
Clifton Bancorp, Inc.	2,120	35,446
CNO Financial Group, Inc.	2,650	61,851
Community Bank System, Inc. (a)	275	15,194
CU Bancorp (b)	965	37,418
Customers Bancorp, Inc. (a) (b)	550	17,941
Dime Community Bancshares, Inc.	3,853	82,840
Donegal Group, Inc. - Class A	120	1,936
Eagle Bancorp, Inc. (b)	1,543	103,458
Employers Holdings, Inc. (a)	494	22,452
Enterprise Financial Services Corp.	1,269	53,742

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 28.4% (Continued)
EZCORP, Inc. - Class A (b)	9,609	$91,286
FBL Financial Group, Inc. - Class A	1,502	111,899
FCB Financial Holdings, Inc. - Class A (b)	930	44,919
Federated National Holding Co.	1,262	19,700
First BanCorp. (b)	22,780	116,634
First Busey Corp.	3,168	99,348
First Citizens BancShares, Inc. - Class A (a)	250	93,473
First Financial Bancorp	1,915	50,077
First Financial Corp.	720	34,272
Flagstar Bancorp, Inc. (b)	8,320	295,193
Flushing Financial Corp.	965	28,680
GAMCO Investors, Inc. - Class A	350	10,416
Genworth Financial, Inc. - Class A (b)	23,640	91,014
Glacier Bancorp, Inc. (a)	1,274	48,106
Global Indemnity Ltd. (b)	1,358	57,579
Hallmark Financial Services, Inc. (a) (b)	4,505	52,303
Hancock Holding Co.	95	4,603
Hanmi Financial Corp.	888	27,484
Heritage Financial Corp.	5,465	161,218
Hilltop Holdings, Inc. (a)	6,510	169,260
Home BancShares, Inc. (a)	485	12,232
HomeStreet, Inc. (b)	14,720	397,439
Hope Bancorp, Inc.	13,815	244,663
IBERIABANK Corp.	250	20,538
Independent Bank Corp.	1,570	35,561
Infinity Property & Casualty Corp.	828	77,998
Invesco Mortgage Capital, Inc.	2,910	49,848
Investment Technology Group, Inc.	1,200	26,568
LegacyTexas Financial Group, Inc.	2,160	86,227
MB Financial, Inc. (a)	375	16,883
MBIA, Inc. (a) (b)	6,200	53,940
Mercantile Bank Corp.	1,099	38,355
Meridian Bancorp, Inc. (a)	9,630	179,600
MGIC Investment Corp. (b)	10,634	133,244
National Western Life Group, Inc. - Class A	435	151,815
Navigators Group, Inc. (The)	2,038	118,917

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 28.4% (Continued)
NBT Bancorp, Inc. (a)	1,491	$54,750
New Residential Investment Corp.	3,200	53,536
NewStar Financial, Inc.	1,520	17,845
NMI Holdings, Inc. - Class A (b)	3,940	48,856
Northfield Bancorp, Inc.	4,600	79,810
OFG Bancorp (a)	6,290	57,554
Oritani Financial Corp. (a)	6,116	102,749
PacWest Bancorp	7,850	396,503
PHH Corp. (b)	6,490	90,406
Provident Financial Holdings, Inc.	1,645	32,242
Pzena Investment Management, Inc. - Class A	4,896	53,317
Radian Group, Inc.	2,623	49,024
Redwood Trust, Inc.	2,815	45,856
Republic Bancorp, Inc. - Class A	1,637	63,663
S&T Bancorp, Inc. (a)	1,123	44,448
Safety Insurance Group, Inc.	170	12,971
Seacoast Banking Corp. of Florida (b)	820	19,590
Simmons First National Corp. - Class A (a)	759	43,946
Sterling Bancorp (a)	1,435	35,373
Territorial Bancorp, Inc.	2,970	93,763
Texas Capital Bancshares, Inc. (a) (b)	1,935	166,023
Third Point Reinsurance Ltd. (b)	9,710	151,476
TriState Capital Holdings, Inc. (b)	1,535	35,152
United Fire Group, Inc.	1,061	48,615
Washington Federal, Inc. (a)	4,050	136,283
Waterstone Financial, Inc.	347	6,767
Western Alliance Bancorp (b)	11,980	635,897
Wintrust Financial Corp.	995	77,918
		8,923,714
Health Care - 4.6%
Addus HomeCare Corp. (b)	150	5,295
Alder Biopharmaceuticals, Inc. (a) (b)	1,320	16,170
Array BioPharma, Inc. (a) (b)	2,460	30,258
BioCryst Pharmaceuticals, Inc. (a) (b)	480	2,515
Bluebird Bio, Inc. (a) (b)	220	30,217
Cross Country Healthcare, Inc. (b)	4,320	61,474

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Health Care - 4.6% (Continued)
Dermira, Inc. (a) (b)	1,060	$28,620
Exactech, Inc. (b)	1,480	48,766
Exelixis, Inc. (b)	220	5,331
Five Prime Therapeutics, Inc. (a) (b)	1,340	54,819
Globus Medical, Inc. - Class A (a) (b)	4,780	142,062
Haemonetics Corp. (b)	2,990	134,161
Halyard Health, Inc. (a) (b)	1,810	81,504
HMS Holdings Corp. (b)	2,500	49,650
Horizon Pharma plc (b)	6,650	84,322
ICU Medical, Inc. (b)	380	70,623
LHC Group, Inc. (b)	688	48,793
LivaNova plc (a) (b)	2,475	173,398
MacroGenics, Inc. (b)	990	18,295
Magellan Health, Inc. (b)	501	43,236
Meridian Bioscience, Inc.	430	6,149
Merit Medical Systems, Inc. (b)	90	3,812
Momenta Pharmaceuticals, Inc. (b)	2,690	49,765
NanoString Technologies, Inc. (b)	1,460	23,594
National HealthCare Corp.	799	49,993
OraSure Technologies, Inc. (b)	2,190	49,275
Owens & Minor, Inc.	795	23,214
PharMerica Corp. (b)	63	1,846
REGENXBIO, Inc. (b)	10	330
Retrophin, Inc. (a) (b)	940	23,397
Spectrum Pharmaceuticals, Inc. (b)	930	13,085
Syndax Pharmaceuticals, Inc. (b)	40	468
Tivity Health, Inc. (b)	70	2,856
Triple-S Management Corp. - Class B (b)	2,650	62,752
		1,440,045
Industrials - 12.3%
AAR Corp.	2	76
Albany International Corp. - Class A (a)	7,855	450,877
Apogee Enterprises, Inc.	2,925	141,160
Applied Industrial Technologies, Inc.	1,240	81,591
ARC Document Solutions, Inc. (b)	2,415	9,877
Atlas Air Worldwide Holdings, Inc. (a) (b)	310	20,398

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 12.3% (Continued)
Belden, Inc.	570	$45,902
Brady Corp. - Class A	5,920	224,664
CAI International, Inc. (b)	1,570	47,602
Casella Waste Systems, Inc. - Class A (b)	769	14,457
Chart Industries, Inc. (a) (b)	3,235	126,909
Comfort Systems USA, Inc.	2,118	75,613
CSW Industrials, Inc. (b)	2,240	99,344
Curtiss-Wright Corp.	950	99,313
DXP Enterprises, Inc. (b)	40	1,260
EMCOR Group, Inc.	1,490	103,376
EnerSys	5,710	394,961
Ennis, Inc.	6,936	136,292
Esterline Technologies Corp. (b)	196	17,669
Exponent, Inc.	360	26,604
Gibraltar Industries, Inc. (a) (b)	240	7,476
GP Strategies Corp. (b)	10,475	323,154
Graham Corp.	1,740	36,244
Harsco Corp. (b)	365	7,629
Hawaiian Holdings, Inc. (b)	3,180	119,409
Heartland Express, Inc.	260	6,521
Insteel Industries, Inc.	150	3,917
Interface, Inc.	2,850	62,415
Kennametal, Inc.	1,650	66,561
Kimball International, Inc. - Class B	1,315	25,998
Manitowoc Co., Inc. (The) (b)	1,480	13,320
Miller Industries, Inc.	729	20,376
Moog, Inc. - Class A (b)	453	37,794
MRC Global, Inc. (b)	4,510	78,880
NOW, Inc. (a) (b)	1,850	25,549
Orbital ATK, Inc.	3,592	478,310
Quad/Graphics, Inc. (a)	1,195	27,019
Simpson Manufacturing Co., Inc.	1,210	59,338
SkyWest, Inc. (a)	3,200	140,480
SPX FLOW, Inc. (b)	1,420	54,755
Sterling Construction Co., Inc. (b)	3,500	53,305
Titan International, Inc. (a)	5,233	53,115

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 12.3% (Continued)
TrueBlue, Inc. (b)	100	$2,245
Veritiv Corp. (b)	560	18,200
Willis Lease Finance Corp. (b)	340	8,361
		3,848,316
Information Technology - 17.1%
ADTRAN, Inc.	3,225	77,400
Advanced Energy Industries, Inc. (b)	1,003	81,002
Alpha & Omega Semiconductor Ltd. (b)	160	2,638
Amkor Technology, Inc. (b)	8,130	85,772
Anixter International, Inc. (b)	290	24,650
AVX Corp.	12,302	224,265
Bankrate, Inc. (b)	6,760	94,301
Benchmark Electronics, Inc. (b)	4,120	140,698
Bottomline Technologies (de), Inc. (b)	1,610	51,246
Cabot Microelectronics Corp.	970	77,532
CACI International, Inc. - Class A (b)	260	36,231
ChannelAdvisor Corp. (b)	805	9,258
Coherent, Inc. (b)	2,170	510,320
Cohu, Inc.	3,238	77,194
Cray, Inc. (a) (b)	12,640	245,848
Daktronics, Inc.	230	2,431
Digi International, Inc. (b)	4,806	50,944
DSP Group, Inc. (b)	561	7,293
Entegris, Inc. (b)	11,635	335,669
Euronet Worldwide, Inc. (b)	1,500	142,185
Insight Enterprises, Inc. (b)	600	27,552
Integrated Device Technology, Inc. (a) (b)	11,835	314,573
IXYS Corp. (b)	545	12,917
Lattice Semiconductor Corp. (b)	57,250	298,273
ManTech International Corp. - Class A	95	4,194
Mellanox Technologies Ltd. (a) (b)	6,080	286,672
Mitel Networks Corp. (a) (b)	69,315	581,553
Nanometrics, Inc. (a) (b)	2,334	67,219
NETGEAR, Inc. (b)	1,794	85,394
Novanta, Inc. (a) (b)	6,640	289,505
NVE Corp.	945	74,627

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Information Technology - 17.1% (Continued)
PCM, Inc. (a) (b)	260	$3,640
Photronics, Inc. (b)	3,949	34,949
Plexus Corp. (b)	2,490	139,639
Progress Software Corp.	2,897	110,578
QAD, Inc. - Class A	110	3,779
Rogers Corp. (b)	600	79,968
Rubicon Project, Inc. (The) (b)	6,335	24,643
Sanmina Corp. (b)	4,034	149,863
ScanSource, Inc. (b)	1,056	46,094
Semtech Corp. (b)	154	5,783
Sykes Enterprises, Inc. (b)	2,570	74,941
SYNNEX Corp.	1,080	136,631
Tech Data Corp. (b)	1,280	113,728
TTM Technologies, Inc. (a) (b)	1,960	30,125
VASCO Data Security International, Inc. (b)	1,900	22,895
Vishay Intertechnology, Inc. (a)	1,140	21,432
XO Group, Inc. (b)	2,050	40,324
		5,358,368
Materials - 6.8%
American Vanguard Corp.	5,770	132,132
Boise Cascade Co. (b)	11,430	398,906
Century Aluminum Co. (b)	1,220	20,228
Coeur Mining, Inc. (b)	1,772	16,285
Deltic Timber Corp. (a)	2,615	231,244
FutureFuel Corp.	1,968	30,976
Greif, Inc. - Class A	327	19,143
Innophos Holdings, Inc.	950	46,731
Kaiser Aluminum Corp. (a)	510	52,601
KMG Chemicals, Inc. (a)	185	10,153
Koppers Holdings, Inc. (b)	50	2,308
Kraton Corp. (b)	100	4,044
Louisiana-Pacific Corp. (b)	11,159	302,186
Materion Corp.	7,120	307,227
Neenah Paper, Inc. (a)	1,740	148,857
Olympic Steel, Inc.	185	4,070
P.H. Glatfelter Co.	6,730	130,899

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Materials - 6.8% (Continued)
Schnitzer Steel Industries, Inc. - Class A (a)	1,760	$49,544
Sensient Technologies Corp.	515	39,614
SunCoke Energy, Inc. (a) (b)	275	2,514
TimkenSteel Corp. (a) (b)	1,930	31,845
Tredegar Corp.	1,880	33,840
Trinseo S.A.	1,050	70,455
Tronox Ltd. - Class A	930	19,623
UFP Technologies, Inc. (b)	1,030	28,943
		2,134,368
Real Estate - 6.3%
American Assets Trust, Inc.	490	19,487
Ashford Hospitality Prime, Inc.	9,695	92,103
Brandywine Realty Trust	13,533	236,692
Cedar Realty Trust, Inc.	10,728	60,291
Chesapeake Lodging Trust	5,035	135,794
DiamondRock Hospitality Co.	570	6,242
Forestar Group, Inc. (a) (b)	11,260	193,672
GEO Group, Inc. (The)	2,710	72,899
Getty Realty Corp.	9,865	282,237
Hersha Hospitality Trust	100	1,867
Lexington Realty Trust	9,255	94,586
Mack-Cali Realty Corp.	3,370	79,903
National Health Investors, Inc.	306	23,651
NorthStar Realty Europe Corp.	580	7,430
PS Business Parks, Inc.	175	23,363
Quality Care Properties, Inc. (b)	7,440	115,320
Ramco-Gershenson Properties Trust	23,530	306,124
RE/MAX Holdings, Inc. - Class A (a)	1,601	101,744
Rexford Industrial Realty, Inc.	762	21,808
Summit Hotel Properties, Inc.	2,820	45,092
Sunstone Hotel Investors, Inc.	2,795	44,916
Washington Real Estate Investment Trust (a)	850	27,846
		1,993,067
Telecommunication Services - 0.0% (c)
Boingo Wireless, Inc. (b)	390	8,334

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Utilities - 2.9%
American States Water Co.	1,879	$92,541
Artesian Resources Corp. - Class A (a)	3,900	147,419
El Paso Electric Co.	809	44,697
IDACORP, Inc.	870	76,499
MGE Energy, Inc. (a)	683	44,122
Northwest Natural Gas Co.	765	49,266
ONE Gas, Inc.	364	26,805
Ormat Technologies, Inc.	4,610	281,441
Otter Tail Corp.	280	12,138
Portland General Electric Co.	23	1,050
Southwest Gas Holdings, Inc.	944	73,273
York Water Co. (The) (a)	1,410	47,799
		897,050

Total Common Stocks (Cost $23,671,702)		$30,619,405

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.89% (d)	742,291	$742,291
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.07% (d) (e)	928,619	928,619
Total Money Market Funds (Cost $1,670,910)		$1,670,910

Total Investments at Value - 102.9% (Cost $25,342,612)		$32,290,315

Liabilities in Excess of Other Assets - (2.9%)		(925,500)

Net Assets - 100.0%		$31,364,815

(a)	This security or a partial position of this security is on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $7,708,234 (Note 5).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2017.
(e)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of September 30, 2017 was $928,619.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $7,057,240 (Note 5).

Ltd. -	Limited.
plc -	Public Limited Company.

See accompanying notes to Schedules of Investments.

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 12.1%
1-800-FLOWERS.COM, Inc. - Class A (a)	300	$2,955
A.H. Belo Corp. - Class A	90	414
Aaron's, Inc.	400	17,452
Abercrombie & Fitch Co. - Class A (b)	425	6,137
Acme United Corp.	300	6,900
Adtalem Global Education, Inc. (a) (b)	400	14,340
Advance Auto Parts, Inc. (b)	491	48,707
Amazon.com, Inc. (a)	2,908	2,795,605
AMC Entertainment Holdings, Inc. - Class A (b)	107	1,573
AMC Networks, Inc. - Class A (a) (b)	356	20,815
American Axle & Manufacturing Holdings, Inc. (a)	550	9,669
American Eagle Outfitters, Inc. (b)	1,225	17,518
American Outdoor Brands Corp. (a) (b)	475	7,244
American Public Education, Inc. (a)	300	6,315
Aramark	1,675	68,022
Ascent Capital Group, Inc. - Class A (a)	200	2,608
Autoliv, Inc. (b)	648	80,093
AutoNation, Inc. (a) (b)	525	24,917
AutoZone, Inc. (a)	206	122,593
Barnes & Noble Education, Inc. (a) (b)	347	2,259
Barnes & Noble, Inc.	550	4,180
BBX Capital Corp. (b)	22	162
Beazer Homes USA, Inc. (a)	200	3,748
Bed Bath & Beyond, Inc. (b)	1,125	26,404
Best Buy Co., Inc.	1,625	92,560
Big 5 Sporting Goods Corp. (b)	200	1,530
Big Lots, Inc.	200	10,714
BMC Stock Holdings, Inc. (a) (b)	475	10,141
BorgWarner, Inc.	1,310	67,111
Boyd Gaming Corp.	725	18,886
Bravo Brio Restaurant Group, Inc. (a) (b)	1,000	2,275
Bridgepoint Education, Inc. (a)	500	4,800
Bright Horizons Family Solutions, Inc. (a)	300	25,863
Brinker International, Inc. (b)	175	5,576
Brunswick Corp.	550	30,784

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Buckle, Inc. (The) (b)	350	$5,898
Buffalo Wild Wings, Inc. (a) (b)	66	6,976
Burlington Stores, Inc. (a)	548	52,312
CalAtlantic Group, Inc. (b)	534	19,560
Caleres, Inc. (b)	425	12,971
Callaway Golf Co.	500	7,215
Capella Education Co.	100	7,015
Career Education Corp. (a)	500	5,195
CarMax, Inc. (a) (b)	1,080	81,875
Carnival Corp.	2,825	182,410
Carter's, Inc.	382	37,723
Cato Corp. (The) - Class A	300	3,969
Cavco Industries, Inc. (a)	100	14,755
CBS Corp. - Class B	2,533	146,914
Charter Communications, Inc. - Class A (a)	1,538	558,940
Cheesecake Factory, Inc. (The) (b)	300	12,636
Chico's FAS, Inc.	1,300	11,635
Children's Place, Inc. (The) (b)	132	15,596
Chipotle Mexican Grill, Inc. (a) (b)	137	42,173
Choice Hotels International, Inc. (b)	450	28,755
Churchill Downs, Inc.	67	13,815
Cinemark Holdings, Inc. (b)	775	28,063
Citi Trends, Inc.	50	994
Clear Channel Outdoor Holdings, Inc. - Class A (a) (b)	1,000	4,650
Coach, Inc.	1,900	76,531
Collectors Universe, Inc.	110	2,637
Columbia Sportswear Co.	100	6,158
Comcast Corp. - Class A	33,238	1,278,999
Conn's, Inc. (a) (b)	500	14,075
Cooper Tire & Rubber Co. (b)	425	15,895
Core-Mark Holding Co., Inc. (b)	206	6,621
Cracker Barrel Old Country Store, Inc. (b)	191	28,959
Crocs, Inc. (a) (b)	1,200	11,640
CSS Industries, Inc. (b)	50	1,441
D.R. Horton, Inc.	2,073	82,775
Dana, Inc.	900	25,164

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Darden Restaurants, Inc.	823	$64,836
Dave & Buster's Entertainment, Inc. (a) (b)	300	15,744
Deckers Outdoor Corp. (a)	25	1,710
Dick's Sporting Goods, Inc.	527	14,234
Dillard's, Inc. - Class A (b)	347	19,456
Discovery Communications, Inc. - Series A (a) (b)	798	16,989
Discovery Communications, Inc. - Series C (a)	1,298	26,297
DISH Network Corp. - Class A (a)	1,375	74,566
Dollar General Corp.	1,696	137,461
Dollar Tree, Inc. (a)	1,736	150,720
Domino's Pizza, Inc.	279	55,395
Dorman Products, Inc. (a)	200	14,324
DSW, Inc. - Class A	550	11,814
Dunkin' Brands Group, Inc.	600	31,848
E.W. Scripps Co. (The) - Class A (a) (b)	526	10,052
Eldorado Resorts, Inc. (a) (b)	528	13,543
Empire Resorts, Inc. (a) (b)	20	447
Entercom Communications Corp. - Class A (b)	250	2,863
Entravision Communications Corp. - Class A	100	570
Expedia, Inc.	757	108,963
Express, Inc. (a)	1,000	6,760
Fiesta Restaurant Group, Inc. (a) (b)	300	5,700
Foot Locker, Inc.	1,025	36,101
Ford Motor Co.	28,110	336,477
Fossil Group, Inc. (a) (b)	400	3,732
Fred's, Inc. - Class A (b)	700	4,508
Gaia, Inc. (a) (b)	600	7,200
GameStop Corp. - Class A (b)	550	11,363
Gannett Co., Inc.	1,050	9,450
Gap, Inc. (The)	1,550	45,772
General Motors Co.	10,000	403,799
Gentex Corp.	2,195	43,461
Gentherm, Inc. (a)	75	2,786
Genuine Parts Co.	1,007	96,320
G-III Apparel Group Ltd. (a) (b)	275	7,981
Golden Entertainment, Inc. (a) (b)	100	2,438

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Goodyear Tire & Rubber Co. (The)	1,825	$60,681
GoPro, Inc. - Class A (a) (b)	300	3,303
Grand Canyon Education, Inc. (a)	200	18,164
Gray Television, Inc. (a)	500	7,850
Green Brick Partners, Inc. (a)	45	446
Group 1 Automotive, Inc. (b)	223	16,159
Guess?, Inc. (b)	400	6,812
H&R Block, Inc.	1,310	34,689
Hanesbrands, Inc. (b)	2,695	66,405
Harley-Davidson, Inc. (b)	1,150	55,442
Hasbro, Inc.	700	68,369
Helen of Troy Ltd. (a) (b)	119	11,531
Hibbett Sports, Inc. (a) (b)	200	2,850
Hilton Grand Vacations, Inc. (a)	105	4,056
Hilton Worldwide Holdings, Inc.	350	24,308
Home Depot, Inc. (The)	8,054	1,317,311
Hooker Furniture Corp.	200	9,550
HSN, Inc.	118	4,608
Hyatt Hotels Corp. - Class A (a)	300	18,537
Iconix Brand Group, Inc. (a) (b)	450	2,561
ILG, Inc.	541	14,461
International Speedway Corp. - Class A	237	8,532
Interpublic Group of Cos., Inc. (The)	2,422	50,353
iRobot Corp. (a) (b)	167	12,869
J. C. Penney Co., Inc. (a) (b)	2,192	8,352
Jack in the Box, Inc.	236	24,053
John Wiley & Sons, Inc. - Class A	200	10,700
K12, Inc. (a)	300	5,352
KB Home	375	9,045
Kohl's Corp. (b)	1,075	49,074
L Brands, Inc. (b)	1,484	61,749
Lands' End, Inc. (a)	278	3,670
Las Vegas Sands Corp.	2,727	174,964
La-Z-Boy, Inc.	425	11,433
LCI Industries	154	17,841
Lear Corp.	500	86,539

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Leggett & Platt, Inc.	910	$43,434
Lennar Corp. - Class A	1,250	66,000
Libbey, Inc.	250	2,315
Liberty Braves Group - Series A (a) (b)	360	9,133
Liberty Braves Group - Series C (a)	255	6,444
Liberty Broadband Corp. - Series A (a) (b)	1,381	130,063
Liberty Broadband Corp. - Series C (a)	638	60,801
Liberty Expedia Holdings, Inc. - Series A (a)	381	20,235
Liberty Formula One Group - Series A (a) (b)	600	21,894
Liberty Formula One Group - Series C (a) (b)	638	24,301
Liberty Interactive Corp. QVC Group - Series A (a)	2,725	64,228
Liberty SiriusXM Group - Series C (a)	2,554	106,936
Liberty SiriusXM Group - Series A (a)	2,252	94,359
Liberty TripAdvisor Holdings, Inc. - Series A (a)	790	9,757
Liberty Ventures - Series A (a)	571	32,861
Lions Gate Entertainment Corp. - Class A (a) (b)	625	20,906
Lions Gate Entertainment Corp. - Class B (a) (b)	1,033	32,839
Lithia Motors, Inc. - Class A (b)	134	16,122
Live Nation Entertainment, Inc. (a)	1,137	49,516
LKQ Corp. (a)	2,100	75,579
Loral Space & Communications, Inc. (a) (b)	300	14,850
Lowe's Cos., Inc.	6,056	484,116
Lumber Liquidators Holdings, Inc. (a) (b)	241	9,394
Macy's, Inc. (b)	2,223	48,506
Madison Square Garden Co. (The) - Class A (a)	93	19,911
Marcus Corp. (The)	100	2,770
Marine Products Corp. (b)	700	11,235
Marriott International, Inc. - Class A	2,349	259,001
Marriott Vacations Worldwide Corp. (b)	155	19,302
Mattel, Inc. (b)	2,255	34,907
Matthews International Corp. - Class A (b)	100	6,225
McDonald's Corp.	6,068	950,735
MDC Holdings, Inc. (b)	284	9,432
Meredith Corp. (b)	300	16,650
Meritage Homes Corp. (a) (b)	200	8,880
MGM Resorts International	3,300	107,547

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Mohawk Industries, Inc. (a)	392	$97,024
Monro Muffler Brake, Inc. (b)	325	18,216
Motorcar Parts of America, Inc. (a)	300	8,838
Movado Group, Inc. (b)	300	8,400
MSG Networks, Inc. - Class A (a)	581	12,317
Murphy USA, Inc. (a) (b)	296	20,424
National CineMedia, Inc.	500	3,490
Nautilus, Inc. (a) (b)	50	845
Netflix, Inc. (a)	2,752	499,075
New Media Investment Group, Inc. (b)	301	4,452
New York Times Co. (The) - Class A (b)	1,050	20,580
Newell Brands, Inc.	3,415	145,717
News Corp. - Class A	2,853	37,831
Nexstar Media Group, Inc. - Class A (b)	399	24,858
NIKE, Inc. - Class B	9,749	505,485
Nordstrom, Inc. (b)	1,000	47,150
Norwegian Cruise Line Holdings Ltd. (a)	325	17,566
Nutrisystem, Inc. (b)	300	16,770
NVR, Inc. (a)	40	114,200
Office Depot, Inc.	3,450	15,663
Omnicom Group, Inc.	1,714	126,956
O'Reilly Automotive, Inc. (a)	650	139,990
Orleans Homebuilders, Inc. (a) (c)	650	0
Overstock.com, Inc. (a) (b)	300	8,910
Oxford Industries, Inc.	50	3,177
Papa John's International, Inc.	173	12,641
Park Hotels & Resorts, Inc. (b)	227	6,256
Penske Automotive Group, Inc.	350	16,650
Perry Ellis International, Inc. (a) (b)	100	2,366
Pinnacle Entertainment, Inc. (a) (b)	425	9,057
Polaris Industries, Inc. (b)	340	35,574
Pool Corp.	313	33,857
Priceline Group, Inc. (The) (a)	308	563,892
PulteGroup, Inc.	1,915	52,337
PVH Corp.	543	68,451
Ralph Lauren Corp. - Class A	406	35,846

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
RCI Hospitality Holdings, Inc.	300	$7,425
Regal Entertainment Group - Class A (b)	575	9,200
Regis Corp. (a)	200	2,854
RH (a) (b)	116	8,157
Rocky Brands, Inc.	100	1,340
Ross Stores, Inc.	2,575	166,267
Royal Caribbean Cruises Ltd.	1,087	128,853
Salem Media Group, Inc. (b)	100	660
Sally Beauty Holdings, Inc. (a) (b)	700	13,706
Scholastic Corp.	325	12,090
Scripps Networks Interactive, Inc. - Class A	626	53,767
Sears Holdings Corp. (a) (b)	625	4,563
SeaWorld Entertainment, Inc. (a) (b)	325	4,222
Select Comfort Corp. (a) (b)	188	5,837
Service Corp. International (b)	1,250	43,125
ServiceMaster Global Holdings, Inc. (a)	975	45,561
Shoe Carnival, Inc.	600	13,428
Shutterfly, Inc. (a) (b)	100	4,848
Signet Jewelers Ltd. (b)	620	41,261
Sinclair Broadcast Group, Inc. - Class A (b)	425	13,621
Sirius XM Holdings, Inc. (b)	12,225	67,482
Six Flags Entertainment Corp. (b)	600	36,564
Skechers U.S.A., Inc. - Class A (a)	750	18,818
Sonic Automotive, Inc. - Class A (b)	300	6,120
Sonic Corp. (b)	350	8,908
Sotheby's (a) (b)	428	19,735
Spartan Motors, Inc.	75	829
Speedway Motorsports, Inc.	400	8,520
Starbucks Corp.	10,073	541,021
Steven Madden Ltd. (a)	300	12,990
Superior Industries International, Inc.	150	2,498
Tailored Brands, Inc. (b)	475	6,859
Target Corp.	4,111	242,589
TEGNA, Inc. (b)	1,725	22,994
Tempur Sealy International, Inc. (a) (b)	298	19,227
Tenneco, Inc.	450	27,302

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Tesla, Inc. (a) (b)	643	$219,327
Texas Roadhouse, Inc. (b)	475	23,342
Thomson Reuters Corp.	2,325	106,671
Thor Industries, Inc.	381	47,972
Tiffany & Co.	735	67,458
Time Warner, Inc.	5,719	585,913
Time, Inc.	654	8,829
TJX Cos., Inc. (The)	4,283	315,785
Toll Brothers, Inc.	1,050	43,544
Tractor Supply Co.	1,061	67,151
TRI Pointe Group, Inc. (a) (b)	1,100	15,191
TripAdvisor, Inc. (a) (b)	634	25,696
Tupperware Brands Corp.	300	18,546
Twenty-First Century Fox, Inc. - Class A	6,588	173,791
Ulta Beauty, Inc. (a)	369	83,416
Under Armour, Inc. - Class A (a) (b)	2,425	39,964
Under Armour, Inc. - Class C (a) (b)	1,611	24,197
Universal Electronics, Inc. (a) (b)	200	12,680
Urban Outfitters, Inc. (a) (b)	800	19,120
Vail Resorts, Inc.	190	43,343
Value Line, Inc.	200	3,524
VF Corp.	2,375	150,978
Viacom, Inc. - Class B	2,082	57,963
Vista Outdoor, Inc. (a) (b)	400	9,176
Visteon Corp. (a)	261	32,304
Vitamin Shoppe, Inc. (a) (b)	300	1,605
Walt Disney Co. (The)	11,548	1,138,287
Wayfair, Inc. - Class A (a) (b)	300	20,220
Weight Watchers International, Inc. (a) (b)	296	12,891
Wendy's Co. (The) (b)	1,925	29,895
Whirlpool Corp.	504	92,958
Williams-Sonoma, Inc. (b)	500	24,930
Winnebago Industries, Inc.	175	7,831
Wolverine World Wide, Inc.	725	20,916
World Wrestling Entertainment, Inc. - Class A (b)	600	14,130
Wyndham Worldwide Corp.	620	65,354

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 12.1% (Continued)
Wynn Resorts Ltd.	621	$92,479
Yum China Holdings, Inc. (a)	189	7,554
Yum! Brands, Inc.	2,289	168,493
Zumiez, Inc. (a)	300	5,430
		21,640,249
Consumer Staples - 7.8%
Alico, Inc. (b)	200	6,830
Altria Group, Inc.	14,171	898,725
Andersons, Inc. (The)	75	2,569
Archer-Daniels-Midland Co.	3,686	156,692
B&G Foods, Inc. (b)	250	7,963
Blue Buffalo Pet Products, Inc. (a) (b)	725	20,554
Boston Beer Co., Inc. (The) - Class A (a) (b)	100	15,620
British American Tobacco plc - ADR	3,484	217,576
Brown-Forman Corp. - Class B	1,556	84,491
Bunge Ltd.	1,050	72,933
Cal-Maine Foods, Inc. (a) (b)	18	740
Campbell Soup Co.	1,350	63,207
Casey's General Stores, Inc. (b)	287	31,412
Church & Dwight Co., Inc.	1,606	77,811
Clorox Co. (The)	850	112,124
Coca-Cola Co. (The)	28,340	1,275,584
Coca-Cola European Partners plc	2,095	87,194
Colgate-Palmolive Co.	6,451	469,955
Conagra Brands, Inc.	3,173	107,057
Constellation Brands, Inc. - Class A	1,236	246,520
Costco Wholesale Corp.	3,201	525,892
Coty, Inc. - Class A	2,800	46,284
CVS Health Corp.	7,495	609,493
Darling Ingredients, Inc. (a)	975	17,082
Dean Foods Co.	567	6,169
Dr Pepper Snapple Group, Inc.	1,258	111,295
e.l.f. Beauty, Inc. (a) (b)	300	6,765
Edgewell Personal Care Co. (a) (b)	446	32,455
Energizer Holdings, Inc.	592	27,262
Estée Lauder Cos., Inc. (The) - Class A	1,451	156,475

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Staples - 7.8% (Continued)
Flowers Foods, Inc. (b)	1,580	$29,720
Fresh Del Monte Produce, Inc.	100	4,546
General Mills, Inc. (b)	3,975	205,746
Hain Celestial Group, Inc. (The) (a) (b)	600	24,690
Herbalife Ltd. (a) (b)	650	44,090
Hershey Co. (The)	1,099	119,978
Hormel Foods Corp. (b)	1,875	60,263
HRG Group, Inc. (a) (b)	1,350	21,074
Ingles Markets, Inc. - Class A	150	3,855
Ingredion, Inc.	441	53,202
Inter Parfums, Inc. (b)	300	12,375
J & J Snack Foods Corp.	70	9,191
J.M. Smucker Co. (The)	852	89,400
Kellogg Co. (b)	1,903	118,690
Kimberly-Clark Corp.	2,431	286,080
Kraft Heinz Co. (The)	4,495	348,587
Kroger Co. (The)	6,075	121,865
Lamb Weston Holdings, Inc.	1,157	54,252
Lancaster Colony Corp.	112	13,453
Mannatech, Inc. (b)	70	994
McCormick & Co., Inc.	677	69,487
MGP Ingredients, Inc. (b)	200	12,126
Molson Coors Brewing Co. - Class B	1,163	94,947
Mondelēz International, Inc. - Class A	11,271	458,278
Monster Beverage Corp. (a)	2,696	148,954
Nu Skin Enterprises, Inc. - Class A	325	19,981
PepsiCo, Inc.	10,429	1,162,103
Philip Morris International, Inc.	10,726	1,190,693
Pilgrim's Pride Corp. (a)	650	18,467
Pinnacle Foods, Inc.	875	50,024
Post Holdings, Inc. (a)	438	38,662
PriceSmart, Inc. (b)	115	10,264
Procter & Gamble Co. (The)	18,680	1,699,505
Rocky Mountain Chocolate Factory, Inc.	70	827
Sanderson Farms, Inc. (b)	143	23,097
Snyder's-Lance, Inc. (b)	710	27,079

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Staples - 7.8% (Continued)
SpartanNash Co. (b)	400	$10,548
Sprouts Farmers Market, Inc. (a) (b)	300	5,631
Sysco Corp.	4,000	215,800
Tootsie Roll Industries, Inc. (b)	27	1,026
TreeHouse Foods, Inc. (a) (b)	385	26,076
Tyson Foods, Inc. - Class A	1,911	134,630
United Natural Foods, Inc. (a) (b)	150	6,239
US Foods Holding Corp. (a)	475	12,683
USANA Health Sciences, Inc. (a) (b)	118	6,809
Vector Group Ltd. (b)	853	17,453
Walgreen Boots Alliance, Inc.	6,869	530,424
Wal-Mart Stores, Inc.	11,349	886,810
WD-40 Co. (b)	45	5,036
		14,000,439
Energy - 5.7%
Anadarko Petroleum Corp.	3,889	189,978
Andeavor	992	102,325
Antero Resources Corp. (a) (b)	800	15,920
Apache Corp. (b)	2,913	133,415
Arch Coal, Inc. - Class A (b)	163	11,694
Archrock, Inc.	812	10,191
Atwood Oceanics, Inc. (a) (b)	600	5,634
Baker Hughes, a GE Co.	2,795	102,353
Bill Barrett Corp. (a)	400	1,716
BP Prudhoe Bay Royalty Trust	300	6,735
Bristow Group, Inc. (b)	200	1,870
Cabot Oil & Gas Corp.	3,325	88,944
California Resources Corp. (a) (b)	472	4,937
Callon Petroleum Co. (a) (b)	1,500	16,860
CARBO Ceramics, Inc. (a) (b)	150	1,295
Carrizo Oil & Gas, Inc. (a) (b)	400	6,852
Cheniere Energy, Inc. (a) (b)	1,625	73,190
Chesapeake Energy Corp. (a) (b)	6,875	29,563
Chevron Corp.	13,833	1,625,377
Cimarex Energy Co.	596	67,747
Concho Resources, Inc. (a)	828	109,064

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Energy - 5.7% (Continued)
ConocoPhillips	8,992	$450,049
CONSOL Energy, Inc. (a) (b)	1,650	27,951
Continental Resources, Inc. (a) (b)	830	32,046
Cross Timbers Royalty Trust	200	2,922
Dawson Geophysical Co. (a)	78	353
Delek US Holdings, Inc.	301	8,046
Devon Energy Corp.	3,766	138,250
Diamond Offshore Drilling, Inc. (a) (b)	850	12,325
Diamondback Energy, Inc. (a)	535	52,409
Dril-Quip, Inc. (a) (b)	145	6,402
Enbridge Energy Management, LLC (a)	920	14,223
Energen Corp. (a)	490	26,793
EnLink Midstream, LLC (b)	1,550	26,738
EOG Resources, Inc.	3,898	377,092
EQT Corp. (b)	960	62,630
Era Group, Inc. (a)	300	3,357
Exterran Corp. (a)	406	12,834
Exxon Mobil Corp.	30,298	2,483,829
Fairmount Santrol Holdings, Inc. (a) (b)	1,250	5,975
Forum Energy Technologies, Inc. (a) (b)	300	4,770
Geospace Technologies Corp. (a) (b)	226	4,027
Green Plains, Inc. (b)	300	6,045
Gulf Island Fabrication, Inc. (b)	381	4,839
Gulfport Energy Corp. (a)	900	12,906
Halliburton Co.	5,931	273,003
Helix Energy Solutions Group, Inc. (a) (b)	1,000	7,390
Helmerich & Payne, Inc. (b)	550	28,661
Hess Corp. (b)	2,024	94,905
HollyFrontier Corp.	1,158	41,653
Key Energy Services, Inc. (a) (b)	925	12,182
Kinder Morgan, Inc.	14,560	279,261
Laredo Petroleum, Inc. (a)	800	10,344
Marathon Oil Corp.	5,647	76,573
Marathon Petroleum Corp.	3,531	198,018
Matador Resources Co. (a) (b)	375	10,181
Matrix Service Co. (a)	450	6,840

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Energy - 5.7% (Continued)
McDermott International, Inc. (a) (b)	1,575	$11,450
Murphy Oil Corp. (b)	1,025	27,224
Nabors Industries Ltd. (b)	1,975	15,938
National Oilwell Varco, Inc.	2,661	95,078
Newfield Exploration Co. (a)	1,225	36,346
Newpark Resources, Inc. (a) (b)	875	8,750
Noble Energy, Inc.	2,476	70,219
Oasis Petroleum, Inc. (a) (b)	1,375	12,540
Occidental Petroleum Corp.	5,700	365,997
Oceaneering International, Inc.	500	13,135
Oil States International, Inc. (a)	200	5,070
ONEOK, Inc.	1,225	67,877
Pacific Ethanol, Inc. (a)	1	6
Parsley Energy, Inc. - Class A (a) (b)	1,425	37,535
Patterson-UTI Energy, Inc. (b)	1,100	23,034
PBF Energy, Inc. - Class A (b)	625	17,256
PDC Energy, Inc. (a)	375	18,386
Phillips 66	3,213	294,343
Pioneer Natural Resources Co.	1,221	180,146
QEP Resources, Inc. (a)	1,750	14,998
Range Resources Corp. (b)	1,339	26,204
Renewable Energy Group, Inc. (a) (b)	109	1,324
Rice Energy, Inc. (a)	1,025	29,664
Rowan Cos. plc - Class A (a) (b)	900	11,565
RPC, Inc. (b)	587	14,552
RSP Permian, Inc. (a)	600	20,754
Sanchez Energy Corp. (a) (b)	325	1,567
Schlumberger Ltd.	9,396	655,464
SemGroup Corp. - Class A (b)	450	12,938
Ship Finance International Ltd. (b)	575	8,338
SM Energy Co. (b)	450	7,983
Southwestern Energy Co. (a) (b)	3,325	20,316
SRC Energy, Inc. (a) (b)	1,175	11,362
Superior Energy Services, Inc. (a) (b)	1,131	12,079
Targa Resources Corp.	1,255	59,362
TechnipFMC plc (a)	1,606	44,840

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Energy - 5.7% (Continued)
Teekay Corp. (b)	775	$6,921
Trico Marine Services, Inc. (a) (c)	1,600	0
Unit Corp. (a) (b)	500	10,290
Valero Energy Corp.	3,214	247,253
Westmoreland Coal Co. (a)	300	765
Whiting Petroleum Corp. (a) (b)	1,922	10,494
Williams Cos., Inc. (The)	5,250	157,553
World Fuel Services Corp.	475	16,107
WPX Energy, Inc. (a)	2,675	30,763
		10,155,268
Financials - 15.3%
Actua Corp. (a)	100	1,530
Affiliated Managers Group, Inc.	428	81,247
Aflac, Inc.	2,800	227,892
AGNC Investment Corp. (b)	2,175	47,154
Alleghany Corp. (a)	127	70,359
Allstate Corp. (The)	2,675	245,859
Ally Financial, Inc.	3,625	87,943
Altisource Residential Corp. (b)	33	367
American Equity Investment Life Holding Co.	625	18,175
American Express Co.	5,523	499,610
American Financial Group, Inc.	446	46,139
American International Group, Inc.	6,150	377,549
American National Insurance Co.	181	21,372
Ameriprise Financial, Inc.	1,035	153,708
Ameris Bancorp (b)	300	14,400
AmTrust Financial Services, Inc. (b)	664	8,937
Annaly Capital Management, Inc.	6,939	84,585
Anworth Mortgage Asset Corp.	1,500	9,015
Apollo Commercial Real Estate Finance, Inc. (b)	600	10,866
Apollo Investment Corp.	1,725	10,540
Arbor Realty Trust, Inc. (b)	200	1,640
Arch Capital Group Ltd. (a)	619	60,972
Ares Capital Corp.	3,355	54,988
Argo Group International Holdings Ltd.	63	3,875
Arlington Asset Investment Corp. - Class A (b)	4	51

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Arthur J. Gallagher & Co.	1,225	$75,399
Artisan Partners Asset Management, Inc. - Class A	300	9,780
Ashford, Inc. (a) (b)	6	364
Aspen Insurance Holdings Ltd.	350	14,140
Associated Banc-Corp	900	21,825
Assurant, Inc.	337	32,190
Assured Guaranty Ltd.	775	29,256
Astoria Financial Corp.	700	15,050
Axis Capital Holdings Ltd.	475	27,222
Bancorp, Inc. (The) (a)	50	414
BancorpSouth, Inc. (b)	675	21,634
Bank of America Corp.	72,498	1,837,098
Bank of Hawaii Corp. (b)	303	25,258
Bank of New York Mellon Corp. (The)	7,163	379,781
Bank of the Ozarks, Inc.	765	36,758
BankFinancial Corp.	700	11,123
BankUnited, Inc.	825	29,345
Banner Corp. (b)	300	18,384
BB&T Corp.	5,840	274,130
Beneficial Bancorp, Inc.	549	9,113
Berkley (W.R.) Corp.	687	45,850
Berkshire Hathaway, Inc. - Class B (a)	15,706	2,879,223
Berkshire Hills Bancorp, Inc.	300	11,625
BGC Partners, Inc. - Class A	1,650	23,876
BlackRock, Inc.	942	421,158
Blackstone Mortgage Trust, Inc. - Class A (b)	600	18,612
BofI Holding, Inc. (a) (b)	372	10,591
BOK Financial Corp.	169	15,055
Boston Private Financial Holdings, Inc.	500	8,275
Bridge Bancorp, Inc. (b)	300	10,185
Brighthouse Financial, Inc. (a)	608	36,966
Brixmor Property Group, Inc.	2,275	42,770
Brookline Bancorp, Inc. (b)	500	7,750
Brown & Brown, Inc. (b)	900	43,371
Camden National Corp.	150	6,546
Canadian Imperial Bank of Commerce (b)	165	14,441

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Capital Bank Financial Corp. - Class A (b)	30	$1,232
Capital City Bank Group, Inc.	350	8,404
Capital One Financial Corp.	3,012	254,995
Capitol Federal Financial, Inc.	1,000	14,700
Capstead Mortgage Corp.	700	6,755
Cathay General Bancorp	463	18,613
CBOE Holdings, Inc.	590	63,502
Central Pacific Financial Corp.	300	9,654
Charles Schwab Corp. (The)	8,589	375,683
Charter Financial Corp.	498	9,228
Chemical Financial Corp.	500	26,130
Chimera Investment Corp.	1,455	27,529
Cincinnati Financial Corp.	1,135	86,907
CIT Group, Inc.	1,350	66,218
Citigroup, Inc.	20,065	1,459,527
Citizens Financial Group, Inc.	3,375	127,811
CME Group, Inc. - Class A	2,138	290,084
CNA Financial Corp.	300	15,075
CNO Financial Group, Inc.	1,100	25,674
CoBiz Financial, Inc.	750	14,730
Cohen & Steers, Inc. (b)	50	1,975
Columbia Banking System, Inc.	276	11,622
Comerica, Inc.	1,083	82,590
Commerce Bancshares, Inc.	688	39,746
Community Bank System, Inc. (b)	200	11,050
Community Trust Bancorp, Inc.	110	5,115
Crawford & Co. - Class B (b)	200	2,392
Credit Acceptance Corp. (a)	112	31,379
Cullen/Frost Bankers, Inc. (b)	332	31,513
CVB Financial Corp. (b)	600	14,502
CYS Investments, Inc.	1,575	13,608
Discover Financial Services	2,775	178,932
Donnelley Financial Solutions, Inc. (a) (b)	159	3,428
E*TRADE Financial Corp. (a)	2,078	90,622
Eagle Bancorp, Inc. (a)	300	20,115
East West Bancorp, Inc.	1,025	61,275

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Eaton Vance Corp.	850	$41,965
Education Realty Trust, Inc.	633	22,744
eHealth, Inc. (a)	175	4,181
Ellington Financial, LLC	425	6,711
Employers Holdings, Inc. (b)	75	3,409
Encore Capital Group, Inc. (a) (b)	200	8,860
Enova International, Inc. (a)	297	3,995
Enstar Group Ltd. (a) (b)	120	26,682
Enterprise Financial Services Corp.	50	2,118
Erie Indemnity Co. - Class A	174	20,979
Evercore Partners, Inc. - Class A	350	28,088
Everest Re Group Ltd.	226	51,616
EZCORP, Inc. - Class A (a)	1,000	9,500
F.N.B. Corp.	2,460	34,514
FBL Financial Group, Inc. - Class A	300	22,350
Federated Investors, Inc. - Class B (b)	700	20,790
Federated National Holding Co.	200	3,122
Fifth Street Finance Corp. (b)	1,750	9,573
Fifth Third Bancorp	5,276	147,622
Financial Engines, Inc.	225	7,819
Financial Institutions, Inc.	200	5,760
First American Financial Corp.	527	26,334
First BanCorp. (a)	1,366	6,994
First Bancorp/NC	300	10,323
First Busey Corp.	325	10,192
First Citizens BancShares, Inc. - Class A (b)	50	18,695
First Commonwealth Financial Corp. (b)	800	11,304
First Community Bancshares, Inc.	425	12,372
First Data Corp. - Class A (a)	1,825	32,923
First Financial Bancorp (b)	575	15,036
First Financial Bankshares, Inc. (b)	300	13,560
First Financial Corp.	100	4,760
First Hawaiian, Inc.	300	9,087
First Horizon National Corp. (b)	1,583	30,314
First Interstate BancSystem, Inc. - Class A	300	11,475
First Merchants Corp.	425	18,245

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 15.3% (Continued)
First Midwest Bancorp, Inc. (b)	800	$18,736
First Republic Bank	1,013	105,818
FirstCash, Inc.	221	13,956
FNF Group	1,909	90,601
Four Corners Property Trust, Inc.	444	11,064
Franklin Resources, Inc.	2,621	116,661
FS Investment Corp. (b)	1,925	16,266
Fulton Financial Corp.	1,250	23,438
Glacier Bancorp, Inc. (b)	550	20,768
Goldman Sachs Group, Inc. (The)	2,765	655,829
Golub Capital BDC, Inc.	475	8,940
Great Western Bancorp, Inc.	300	12,384
Green Dot Corp. - Class A (a)	250	12,395
Greenhill & Co., Inc. (b)	300	4,980
Guaranty Bancorp	200	5,560
Hallmark Financial Services, Inc. (a) (b)	100	1,161
Hancock Holding Co.	500	24,225
Hanmi Financial Corp.	369	11,421
Hanover Insurance Group, Inc. (The)	300	29,079
Hartford Financial Services Group, Inc. (The)	2,375	131,646
Healthcare Trust of America, Inc. - Class A (b)	1,025	30,545
Heartland Financial USA, Inc.	300	14,820
Hercules Capital, Inc.	775	9,998
Heritage Commerce Corp.	50	712
HFF, Inc. - Class A	75	2,967
Hilltop Holdings, Inc. (b)	550	14,300
Home BancShares, Inc. (b)	950	23,959
HomeStreet, Inc. (a)	300	8,100
Hope Bancorp, Inc.	1,092	19,339
Horace Mann Educators Corp. (b)	375	14,756
Huntington Bancshares, Inc.	7,172	100,121
IBERIABANK Corp.	375	30,806
Impac Mortgage Holdings, Inc. (a) (b)	85	1,110
Independent Bank Corp. (b)	300	22,395
Interactive Brokers Group, Inc. - Class A (b)	500	22,520
Intercontinental Exchange, Inc.	4,000	274,800

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 15.3% (Continued)
International Bancshares Corp.	400	$16,040
INTL FCStone, Inc. (a)	500	19,160
Invesco Ltd.	2,975	104,244
Invesco Mortgage Capital, Inc.	625	10,706
Investment Technology Group, Inc.	1,000	22,140
Investors Bancorp, Inc.	1,325	18,073
Janus Henderson Group plc (b)	672	23,412
JPMorgan Chase & Co.	25,882	2,471,989
Kearny Financial Corp.	828	12,710
Kemper Corp. (b)	300	15,900
KeyCorp	7,726	145,403
Lakeland Financial Corp.	300	14,616
LegacyTexas Financial Group, Inc.	375	14,970
Legg Mason, Inc.	750	29,483
LendingTree, Inc. (a) (b)	90	22,001
Leucadia National Corp.	2,432	61,408
Lincoln National Corp.	1,600	117,568
Loews Corp.	2,325	111,275
LPL Financial Holdings, Inc.	200	10,314
M&T Bank Corp.	967	155,726
Maiden Holdings Ltd.	675	5,366
Main Street Capital Corp. (b)	475	18,881
MainSource Financial Group, Inc.	300	10,758
Markel Corp. (a)	138	147,381
MarketAxess Holdings, Inc.	250	46,128
Marsh & McLennan Cos., Inc.	3,429	287,384
MB Financial, Inc. (b)	540	24,311
MBIA, Inc. (a)	925	8,048
Mercury General Corp. (b)	300	17,007
Meta Financial Group, Inc. (b)	100	7,840
MetLife, Inc.	6,696	347,857
MFA Financial, Inc.	2,250	19,710
MGIC Investment Corp. (a)	1,500	18,795
Moody's Corp.	1,218	169,558
Morgan Stanley	10,300	496,150
Morningstar, Inc.	207	17,593

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 15.3% (Continued)
MSCI, Inc.	519	$60,671
MTGE Investment Corp.	575	11,155
Nasdaq, Inc.	725	56,238
National General Holdings Corp.	525	10,033
Navient Corp.	2,050	30,791
Navigators Group, Inc. (The)	200	11,670
NBT Bancorp, Inc. (b)	200	7,344
Nelnet, Inc. - Class A	25	1,263
New Mountain Finance Corp. (b)	650	9,263
New Residential Investment Corp.	1,400	23,422
New York Community Bancorp, Inc.	3,062	39,470
New York REIT, Inc.	1,300	10,205
Northern Trust Corp.	1,738	159,774
Northwest Bancshares, Inc. (b)	875	15,111
Oaktree Capital Group, LLC	1,100	51,755
OFG Bancorp (b)	432	3,953
Old National Bancorp	950	17,385
Old Republic International Corp.	1,661	32,705
Old Second Bancorp, Inc.	400	5,380
OneMain Holdings, Inc. (a) (b)	300	8,457
Oritani Financial Corp. (b)	400	6,720
Pacific Premier Bancorp, Inc. (a)	300	11,325
PacWest Bancorp	817	41,267
Park National Corp. (b)	87	9,395
PennyMac Mortgage Investment Trust	450	7,826
People's United Financial, Inc. (b)	1,983	35,972
PHH Corp. (a)	573	7,982
Physicians Realty Trust	900	15,957
Pinnacle Financial Partners, Inc.	559	37,425
PNC Financial Services Group, Inc. (The)	3,544	477,624
Popular, Inc.	782	28,105
PRA Group, Inc. (a) (b)	300	8,595
Preferred Bank (b)	200	12,070
Primerica, Inc. (b)	300	24,465
Principal Financial Group, Inc.	1,850	119,029
ProAssurance Corp.	230	12,570

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Progressive Corp. (The)	3,875	$187,628
Prospect Capital Corp. (b)	2,650	17,808
Prosperity Bancshares, Inc.	500	32,865
Provident Financial Services, Inc.	600	16,002
Prudential Financial, Inc.	3,131	332,888
Pzena Investment Management, Inc. - Class A	2,077	22,619
Radian Group, Inc.	1,445	27,007
Raymond James Financial, Inc.	925	78,005
Redwood Trust, Inc.	450	7,331
Regions Financial Corp.	8,081	123,074
Reinsurance Group of America, Inc.	454	63,347
RenaissanceRe Holdings Ltd.	290	39,191
Renasant Corp. (b)	400	17,160
Republic Bancorp, Inc. - Class A	315	12,250
Resource Capital Corp.	50	539
RLI Corp.	425	24,378
S&P Global, Inc.	1,782	278,544
S&T Bancorp, Inc. (b)	350	13,853
Sandy Spring Bancorp, Inc.	300	12,432
Seacoast Banking Corp. of Florida (a)	150	3,584
SEI Investments Co.	975	59,534
Selective Insurance Group, Inc.	300	16,155
ServisFirst Bancshares, Inc.	400	15,540
Signature Bank (a)	387	49,551
Simmons First National Corp. - Class A (b)	200	11,580
SLM Corp. (a)	2,500	28,675
Solar Capital Ltd.	500	10,820
South State Corp. (b)	180	16,209
Southside Bancshares, Inc. (b)	340	12,362
Southwest Bancorp, Inc.	50	1,378
Starwood Property Trust, Inc.	1,825	39,639
State Auto Financial Corp. (b)	400	10,492
State Street Corp.	2,476	236,557
Sterling Bancorp (b)	1,113	27,435
Stewart Information Services Corp.	300	11,328
Stifel Financial Corp.	340	18,176

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Stock Yards Bancorp, Inc.	300	$11,400
Sun Bancorp, Inc. (b)	164	4,075
SunTrust Banks, Inc.	3,030	181,103
SVB Financial Group (a)	367	68,662
Synchrony Financial	5,775	179,314
Synovus Financial Corp.	947	43,619
T. Rowe Price Group, Inc. (b)	1,890	171,329
TCF Financial Corp.	975	16,614
TD Ameritrade Holding Corp.	2,053	100,186
Texas Capital Bancshares, Inc. (a) (b)	384	32,947
TFS Financial Corp.	525	8,468
Tompkins Financial Corp. (b)	105	9,045
Torchmark Corp.	786	62,951
TowneBank (b)	553	18,526
Travelers Cos., Inc. (The)	2,002	245,285
Triangle Capital Corp. (b)	350	4,998
TriCo Bancshares	109	4,442
TrustCo Bank Corp.	1,208	10,751
Trustmark Corp. (b)	425	14,076
Two Harbors Investment Corp.	2,425	24,444
U.S. Bancorp	11,834	634,183
UMB Financial Corp. (b)	243	18,101
Umpqua Holdings Corp. (b)	1,500	29,265
Union Bankshares Corp.	275	9,708
United Bankshares, Inc. (b)	553	20,544
United Community Banks, Inc.	474	13,528
United Community Financial Corp.	317	3,043
United Financial Bancorp, Inc.	542	9,913
United Fire Group, Inc.	300	13,746
United Security Bancshares (b)	406	3,857
Unum Group	1,407	71,940
Validus Holdings Ltd.	483	23,768
Valley National Bancorp (b)	1,750	21,088
Virtus Investment Partners, Inc.	48	5,570
Voya Financial, Inc.	1,275	50,860
Waddell & Reed Financial, Inc. - Class A (b)	525	10,537

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Washington Federal, Inc. (b)	433	$14,570
Washington Trust Bancorp, Inc. (b)	100	5,725
Webster Financial Corp. (b)	675	35,471
Wells Fargo & Co.	33,017	1,820,887
WesBanco, Inc.	350	14,357
Westamerica Bancorp. (b)	83	4,942
Western Alliance Bancorp (a)	850	45,118
Western New England Bancorp, Inc.	200	2,180
Willis Towers Watson plc	500	77,115
Wintrust Financial Corp.	425	33,282
WisdomTree Investments, Inc. (b)	750	7,635
World Acceptance Corp. (a)	100	8,289
WSFS Financial Corp.	300	14,625
Xenia Hotel & Resorts, Inc. (b)	900	18,945
Zions Bancorp.	1,480	69,826
		27,388,900
Health Care - 13.0%
Abbott Laboratories	12,635	674,203
AbbVie, Inc.	10,100	897,485
ABIOMED, Inc. (a)	250	42,150
Acadia Healthcare Co., Inc. (a) (b)	475	22,686
ACADIA Pharmaceuticals, Inc. (a) (b)	625	23,544
Acorda Therapeutics, Inc. (a) (b)	375	8,869
Aetna, Inc.	2,105	334,716
Agilent Technologies, Inc.	2,196	140,983
Agios Pharmaceuticals, Inc. (a) (b)	300	20,025
Akorn, Inc. (a)	600	19,914
Alder Biopharmaceuticals, Inc. (a) (b)	300	3,675
Alere, Inc. (a)	550	28,045
Alexion Pharmaceuticals, Inc. (a)	1,349	189,251
Align Technology, Inc. (a)	454	84,567
Alkermes plc (a)	1,000	50,840
Allergan plc	2,419	495,774
Allscripts Healthcare Solutions, Inc. (a)	1,225	17,432
Alnylam Pharmaceuticals, Inc. (a) (b)	413	48,523
AMAG Pharmaceuticals, Inc. (a) (b)	100	1,845

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Amedisys, Inc. (a)	201	$11,248
AmerisourceBergen Corp. (b)	1,144	94,666
Amgen, Inc.	4,500	839,024
Amicus Therapeutics, Inc. (a) (b)	1,225	18,473
AMN Healthcare Services, Inc. (a) (b)	250	11,425
Analogic Corp.	130	10,888
Anika Therapeutics, Inc. (a)	100	5,800
Anthem, Inc.	1,960	372,164
AquaBounty Technologies, Inc. (a)	5	35
Array BioPharma, Inc. (a) (b)	1,175	14,453
athenahealth, Inc. (a) (b)	192	23,877
Baxter International, Inc.	3,963	248,678
Becton, Dickinson and Co. (b)	1,599	313,323
Biogen, Inc. (a)	1,313	411,127
BioMarin Pharmaceutical, Inc. (a)	978	91,022
Bio-Rad Laboratories, Inc. - Class A (a)	99	22,000
Bio-Techne Corp.	232	28,046
Bioverativ, Inc. (a)	766	43,716
Bluebird Bio, Inc. (a) (b)	168	23,075
Boston Scientific Corp. (a)	7,964	232,310
Bristol-Myers Squibb Co.	12,225	779,222
Brookdale Senior Living, Inc. (a)	1,294	13,716
Bruker Corp.	725	21,569
C.R. Bard, Inc.	445	142,623
Cambrex Corp. (a) (b)	350	19,250
Cantel Medical Corp.	200	18,834
Capital Senior Living Corp. (a) (b)	100	1,255
Cardinal Health, Inc.	2,048	137,052
Cardiovascular Systems, Inc. (a)	325	9,149
Catalent, Inc. (a)	550	21,956
Celgene Corp. (a)	5,746	837,882
Centene Corp. (a)	1,333	128,994
Cerner Corp. (a)	2,200	156,903
Charles River Laboratories International, Inc. (a)	346	37,375
Chemed Corp. (b)	136	27,479
Chimerix, Inc. (a)	300	1,575

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Cigna Corp.	1,772	$331,258
Clovis Oncology, Inc. (a)	300	24,720
Community Health Systems, Inc. (a) (b)	832	6,390
Computer Programs & Systems, Inc. (b)	100	2,955
CONMED Corp. (b)	300	15,741
Cooper Cos., Inc. (The)	300	71,133
Danaher Corp.	4,019	344,749
DaVita, Inc. (a)	1,033	61,350
DENTSPLY SIRONA, Inc.	1,552	92,825
Depomed, Inc. (a) (b)	675	3,908
Dermira, Inc. (a) (b)	300	8,100
DexCom, Inc. (a) (b)	298	14,580
Dynavax Technologies Corp. (a)	425	9,138
Edwards Lifesciences Corp. (a)	1,473	161,014
Eli Lilly & Co.	6,762	578,421
Emergent BioSolutions, Inc. (a)	293	11,852
Endo International plc (a)	922	7,897
Endologix, Inc. (a) (b)	700	3,122
Ensign Group, Inc. (The) (b)	300	6,777
Envision Healthcare Corp. (a)	575	25,846
Exact Sciences Corp. (a)	775	36,518
Exelixis, Inc. (a)	1,875	45,431
Express Scripts Holding Co. (a)	4,236	268,224
Genomic Health, Inc. (a)	200	6,418
Gilead Sciences, Inc.	9,017	730,557
Haemonetics Corp. (a)	250	11,218
Halozyme Therapeutics, Inc. (a) (b)	750	13,028
Halyard Health, Inc. (a) (b)	297	13,374
Hanger, Inc. (a)	350	3,847
HCA Healthcare, Inc. (a)	2,203	175,337
HealthSouth Corp.	650	30,128
Henry Schein, Inc. (a)	890	72,971
Hill-Rom Holdings, Inc.	300	22,200
HMS Holdings Corp. (a)	525	10,427
Hologic, Inc. (a)	1,777	65,198
Horizon Pharma plc (a)	1,125	14,265

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Humana, Inc.	848	$206,598
ICU Medical, Inc. (a)	100	18,585
IDEXX Laboratories, Inc. (a)	599	93,139
Illumina, Inc. (a)	752	149,798
Impax Laboratories, Inc. (a) (b)	650	13,195
INC Research Holdings, Inc. - Class A (a)	300	15,690
Incyte Corp. (a)	1,343	156,782
Innoviva, Inc. (a) (b)	1,000	14,120
Insulet Corp. (a) (b)	175	9,639
Integer Holdings Corp. (a)	300	15,345
Integra LifeSciences Holdings Corp. (a) (b)	378	19,081
Intercept Pharmaceuticals, Inc. (a) (b)	137	7,951
Intrexon Corp. (a) (b)	400	7,604
Intuitive Surgical, Inc. (a)	165	172,570
Ionis Pharmaceuticals, Inc. (a) (b)	700	35,490
Ironwood Pharmaceuticals, Inc. (a) (b)	1,000	15,770
Johnson & Johnson	19,625	2,551,445
Keryx Biopharmaceuticals, Inc. (a) (b)	975	6,923
Kindred Healthcare, Inc. (b)	587	3,992
Kite Pharma, Inc. (a)	300	53,943
Laboratory Corp. of America Holdings (a)	670	101,150
Lannett Co., Inc. (a) (b)	300	5,535
LHC Group, Inc. (a)	100	7,092
LifePoint Health, Inc. (a) (b)	265	15,344
Ligand Pharmaceuticals, Inc. (a) (b)	164	22,329
LivaNova plc (a) (b)	300	21,018
Magellan Health, Inc. (a)	100	8,630
Masimo Corp. (a)	300	25,968
McKesson Corp.	1,508	231,644
Medicines Co. (The) (a) (b)	350	12,964
Medidata Solutions, Inc. (a)	125	9,758
MEDNAX, Inc. (a)	600	25,872
Merck & Co., Inc.	20,155	1,290,525
Meridian Bioscience, Inc.	375	5,363
Mettler-Toledo International, Inc. (a)	200	125,232
MGC Diagnostics Corp.	600	5,376

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Molina Healthcare, Inc. (a) (b)	300	$20,628
Momenta Pharmaceuticals, Inc. (a)	200	3,700
Mylan N.V. (a)	3,675	115,285
Myriad Genetics, Inc. (a) (b)	450	16,281
Natus Medical, Inc. (a) (b)	75	2,813
Nektar Therapeutics (a) (b)	650	15,600
Neogen Corp. (a)	350	27,111
Neurocrine Biosciences, Inc. (a) (b)	500	30,640
Nevro Corp. (a) (b)	162	14,723
NewLink Genetics Corp. (a) (b)	300	3,054
NuVasive, Inc. (a) (b)	290	16,083
Nuvectra Corp. (a)	100	1,326
NxStage Medical, Inc. (a)	450	12,420
Omnicell, Inc. (a)	375	19,144
OPKO Health, Inc. (a) (b)	3,000	20,580
Owens & Minor, Inc.	275	8,030
Pacira Pharmaceuticals, Inc. (a) (b)	75	2,816
Paratek Pharmaceuticals, Inc. (a) (b)	6	151
PAREXEL International Corp. (a)	300	26,424
Patterson Cos., Inc. (b)	575	22,224
Penumbra, Inc. (a) (b)	196	17,699
PerkinElmer, Inc.	492	33,933
Pfizer, Inc.	43,962	1,569,443
PharMerica Corp. (a)	381	11,163
Portola Pharmaceuticals, Inc. (a)	300	16,209
PRA Health Sciences, Inc. (a)	300	22,851
Premier, Inc. - Class A (a) (b)	350	11,400
Prestige Brands Holdings, Inc. (a)	350	17,532
Progenics Pharmaceuticals, Inc. (a) (b)	800	5,888
Providence Service Corp. (The) (a)	200	10,816
Puma Biotechnology, Inc. (a) (b)	254	30,417
Quality Systems, Inc. (a)	575	9,045
Quest Diagnostics, Inc.	877	82,122
Quidel Corp. (a) (b)	300	13,158
Quintiles IMS Holdings, Inc. (a)	1,031	98,017
Quorum Health Corp. (a)	208	1,077

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Regeneron Pharmaceuticals, Inc. (a)	469	$209,699
Repligen Corp. (a) (b)	300	11,496
ResMed, Inc. (b)	800	61,568
Sage Therapeutics, Inc. (a) (b)	300	18,690
Sarepta Therapeutics, Inc. (a) (b)	400	18,144
SeaSpine Holdings Corp. (a)	100	1,122
Seattle Genetics, Inc. (a) (b)	625	34,006
Select Medical Holdings Corp. (a)	725	13,920
Shire plc - ADR	920	140,889
Simulations Plus, Inc.	600	9,300
STERIS plc	350	30,940
Stryker Corp.	1,986	282,051
Teleflex, Inc.	200	48,394
Tenet Healthcare Corp. (a) (b)	631	10,367
TESARO, Inc. (a) (b)	174	22,463
Tetraphase Pharmaceuticals, Inc. (a)	300	2,052
TherapeuticsMD, Inc. (a) (b)	1,275	6,745
Thermo Fisher Scientific, Inc.	2,901	548,870
Ultragenyx Pharmaceutical, Inc. (a)	207	11,025
United Therapeutics Corp. (a)	288	33,751
UnitedHealth Group, Inc.	6,576	1,287,909
Universal Health Services, Inc. - Class B	562	62,348
Varex Imaging Corp. (a)	282	9,543
Varian Medical Systems, Inc. (a)	607	60,736
Veeva Systems, Inc. - Class A (a)	725	40,897
Vertex Pharmaceuticals, Inc. (a)	1,349	205,102
VWR Corp. (a)	625	20,694
Waters Corp. (a)	544	97,659
WellCare Health Plans, Inc. (a)	329	56,502
West Pharmaceutical Services, Inc.	505	48,611
Wright Medical Group N.V. (a) (b)	773	19,998
Zimmer Biomet Holdings, Inc.	1,472	172,356
ZIOPHARM Oncology, Inc. (a) (b)	64	393
Zoetis, Inc.	3,275	208,814
		23,193,945

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 10.7%
3M Co.	4,256	$893,334
A.O. Smith Corp.	1,040	61,807
AAON, Inc.	225	7,757
AAR Corp.	300	11,334
ABM Industries, Inc.	500	20,855
Acacia Research Corp. (a) (b)	300	1,365
ACCO Brands Corp. (a)	825	9,818
Actuant Corp. - Class A (b)	290	7,424
Acuity Brands, Inc. (b)	275	47,102
AdvanSix, Inc. (a)	250	9,938
Advisory Board Co. (The) (a)	100	5,363
AECOM (a)	977	35,963
Aerojet Rocketdyne Holdings, Inc. (a)	500	17,505
AGCO Corp.	400	29,508
Air Lease Corp.	600	25,572
Aircastle Ltd.	500	11,145
Alaska Air Group, Inc.	834	63,609
Albany International Corp. - Class A (b)	100	5,740
Allegiant Travel Co. (b)	53	6,980
Allison Transmission Holdings, Inc.	1,125	42,221
Altra Industrial Motion Corp. (b)	300	14,430
AMERCO	100	37,490
American Airlines Group, Inc. (b)	3,411	161,988
American Woodmark Corp. (a)	130	12,513
AMETEK, Inc.	1,337	88,295
Apogee Enterprises, Inc.	200	9,652
Applied Industrial Technologies, Inc.	375	24,675
ArcBest Corp.	300	10,035
Arconic, Inc.	3,140	78,123
Armstrong Flooring, Inc. (a)	100	1,575
Armstrong World Industries, Inc. (a) (b)	200	10,250
Astec Industries, Inc.	200	11,202
Astronics Corp. (a)	300	8,925
Astronics Corp. - Class B (a)	96	2,846
Avis Budget Group, Inc. (a) (b)	392	14,920
Axon Enterprise, Inc. (a) (b)	325	7,368

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
AZZ, Inc.	225	$10,958
Babcock & Wilcox Enterprises, Inc. (a) (b)	718	2,391
Barnes Group, Inc.	300	21,132
Beacon Roofing Supply, Inc. (a)	500	25,625
Belden, Inc.	100	8,053
Boeing Co. (The)	4,038	1,026,499
Brady Corp. - Class A	145	5,503
Briggs & Stratton Corp. (b)	150	3,525
Brink's Co. (The) (b)	150	12,638
Builders FirstSource, Inc. (a)	450	8,096
BWX Technologies, Inc.	612	34,284
C.H. Robinson Worldwide, Inc. (b)	900	68,490
Carlisle Cos., Inc.	423	42,423
Casella Waste Systems, Inc. - Class A (a)	100	1,880
Caterpillar, Inc.	4,331	540,118
CBIZ, Inc. (a)	300	4,875
CECO Environmental Corp.	400	3,384
Chart Industries, Inc. (a) (b)	300	11,769
Cintas Corp. (b)	701	101,139
CIRCOR International, Inc.	184	10,015
Clean Harbors, Inc. (a)	400	22,680
Colfax Corp. (a)	625	26,025
Columbus McKinnon Corp.	400	15,148
Comfort Systems USA, Inc.	300	10,710
Commercial Vehicle Group, Inc. (a)	300	2,205
Copart, Inc. (a)	1,400	48,118
Covanta Holding Corp. (b)	850	12,623
Covenant Transportation Group, Inc. - Class A (a) (b)	100	2,898
Crane Co.	325	25,997
CSX Corp.	6,225	337,768
Cubic Corp.	300	15,300
Cummins, Inc.	1,277	214,573
Curtiss-Wright Corp.	300	31,362
Deere & Co.	1,971	247,537
Delta Air Lines, Inc.	5,250	253,154
Deluxe Corp.	200	14,592

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
DigitalGlobe, Inc. (a)	450	$15,863
DMC Global, Inc. (b)	400	6,760
Donaldson Co., Inc.	925	42,495
Dover Corp.	1,131	103,362
Dun & Bradstreet Corp. (The)	213	24,795
DXP Enterprises, Inc. (a)	100	3,149
Dycom Industries, Inc. (a) (b)	211	18,121
Eaton Corp. plc	3,321	255,019
EMCOR Group, Inc.	500	34,690
Emerson Electric Co.	4,678	293,965
Encore Wire Corp.	200	8,955
Energy Recovery, Inc. (a) (b)	500	3,950
EnerSys	375	25,939
Engility Holdings, Inc. (a)	179	6,208
Ennis, Inc.	50	983
EnPro Industries, Inc.	178	14,334
Equifax, Inc. (b)	795	84,262
ESCO Technologies, Inc. (b)	200	11,990
Esterline Technologies Corp. (a)	190	17,129
Expeditors International of Washington, Inc.	1,250	74,825
Exponent, Inc.	270	19,953
Fastenal Co.	2,125	96,857
Federal Signal Corp.	475	10,108
FedEx Corp.	1,717	387,321
Flowserve Corp.	815	34,711
Fluor Corp.	1,086	45,720
Fortive Corp.	1,835	129,900
Fortune Brands Home & Security, Inc.	1,000	67,230
Forward Air Corp.	300	17,169
Franklin Electric Co., Inc.	275	12,334
FreightCar America, Inc.	500	9,780
FTI Consulting, Inc. (a)	250	8,870
GATX Corp. (b)	325	20,007
General Cable Corp.	625	11,781
General Dynamics Corp.	1,770	363,877
General Electric Co.	63,746	1,541,378

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Genesee & Wyoming, Inc. - Class A (a)	285	$21,093
Gibraltar Industries, Inc. (a) (b)	300	9,345
Gorman-Rupp Co. (The)	182	5,928
Graco, Inc.	362	44,776
Grainger (W.W.), Inc.	423	76,033
Granite Construction, Inc. (b)	400	23,180
Great Lakes Dredge & Dock Corp. (a)	1,500	7,275
Greenbrier Cos., Inc. (The) (b)	200	9,630
Griffon Corp.	350	7,770
H&E Equipment Services, Inc.	325	9,490
Hardinge, Inc.	850	12,980
Hawaiian Holdings, Inc. (a)	325	12,204
HD Supply Holdings, Inc. (a)	1,400	50,498
Healthcare Services Group, Inc. (b)	375	20,239
Heartland Express, Inc. (b)	325	8,151
HEICO Corp. - Class A	437	33,299
Heidrick & Struggles International, Inc.	200	4,230
Herc Holdings, Inc. (a) (b)	143	7,026
Herman Miller, Inc.	300	10,770
Hertz Global Holdings, Inc. (a) (b)	430	9,615
Hexcel Corp.	750	43,065
Hill International, Inc. (a) (b)	300	1,425
Hillenbrand, Inc.	325	12,626
HNI Corp.	100	4,147
Honeywell International, Inc.	5,622	796,862
Hub Group, Inc. - Class A (a)	50	2,148
Hubbell, Inc.	338	39,215
Huntington Ingalls Industries, Inc.	319	72,234
Hurco Cos., Inc.	400	16,640
Huron Consulting Group, Inc. (a)	200	6,860
Hyster-Yale Materials Handling, Inc.	118	9,020
IDEX Corp.	437	53,082
IES Holdings, Inc. (a) (b)	500	8,650
IHS Markit Ltd. (a)	2,468	108,788
Illinois Tool Works, Inc.	2,084	308,348
InnerWorkings, Inc. (a)	500	5,625

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Insperity, Inc.	36	$3,168
Insteel Industries, Inc.	300	7,833
Interface, Inc.	500	10,950
ITT, Inc.	600	26,562
J.B. Hunt Transport Services, Inc.	670	74,424
Jacobs Engineering Group, Inc.	850	49,529
JetBlue Airways Corp. (a)	1,750	32,428
John Bean Technologies Corp. (b)	151	15,266
Johnson Controls International plc	3,150	126,913
Kaman Corp. (b)	300	16,734
Kansas City Southern	759	82,488
KAR Auction Services, Inc.	975	46,547
KBR, Inc.	925	16,539
Kelly Services, Inc. - Class A	400	10,036
Kennametal, Inc.	475	19,162
Kforce, Inc.	150	3,030
Kimball International, Inc. - Class B	700	13,839
Kirby Corp. (a) (b)	300	19,785
KLX, Inc. (a)	317	16,779
Knight-Swift Transportation Holdings, Inc. (a) (b)	638	26,509
Knoll, Inc.	500	10,000
Korn/Ferry International	225	8,872
Kratos Defense & Security Solutions, Inc. (a) (b)	10	131
L3 Technologies, Inc.	512	96,476
Landstar System, Inc.	300	29,895
Layne Christensen Co. (a)	600	7,530
Lennox International, Inc.	257	45,995
Lincoln Electric Holdings, Inc.	332	30,438
Lockheed Martin Corp.	1,894	587,689
LSC Communications, Inc.	159	2,625
LSI Industries, Inc. (b)	700	4,627
Manitowoc Co., Inc. (The) (a)	1,075	9,675
ManpowerGroup, Inc.	413	48,660
Marten Transport Ltd. (b)	250	5,138
Masco Corp.	2,050	79,970
MasTec, Inc. (a)	500	23,200

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Matson, Inc. (b)	325	$9,159
McGrath RentCorp	300	13,125
Meritor, Inc. (a)	550	14,306
Middleby Corp. (The) (a) (b)	468	59,984
Mobile Mini, Inc.	406	13,987
Moog, Inc. - Class A (a)	300	25,029
MSA Safety, Inc.	228	18,128
MSC Industrial Direct Co., Inc. - Class A	245	18,515
Mueller Industries, Inc.	300	10,485
Mueller Water Products, Inc. - Series A	1,600	20,480
Navigant Consulting, Inc. (a) (b)	400	6,768
Navistar International Corp. (a)	625	27,544
NCI Building Systems, Inc. (a)	500	7,800
Nordson Corp.	318	37,683
Norfolk Southern Corp.	2,084	275,587
Northrop Grumman Corp.	1,267	364,541
NOW, Inc. (a) (b)	649	8,963
Old Dominion Freight Line, Inc.	500	55,055
On Assignment, Inc. (a)	250	13,420
Orbital ATK, Inc.	323	43,011
Oshkosh Corp.	350	28,889
Owens Corning	800	61,880
PACCAR, Inc.	2,205	159,509
Parker-Hannifin Corp.	877	153,493
Paylocity Holding Corp. (a)	300	14,646
Pentair plc	1,425	96,843
Perma-Pipe International Holdings, Inc. (a)	300	2,535
Pitney Bowes, Inc.	1,375	19,264
Primoris Services Corp.	475	13,975
Quanex Building Products Corp. (b)	1,000	22,950
Quanta Services, Inc. (a)	1,050	39,239
R.R. Donnelley & Sons Co.	425	4,378
Raven Industries, Inc. (b)	275	8,910
Raytheon Co.	2,101	392,005
RBC Bearings, Inc. (a) (b)	165	20,650
Regal Beloit Corp.	100	7,900

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Republic Services, Inc.	1,743	$115,142
Resources Connection, Inc.	200	2,780
Rexnord Corp. (a)	325	8,258
Roadrunner Transportation Systems, Inc. (a)	350	3,336
Robert Half International, Inc.	1,000	50,340
Rockwell Automation, Inc.	970	172,864
Rockwell Collins, Inc.	1,082	141,428
Rollins, Inc.	900	41,526
Roper Technologies, Inc.	634	154,316
RPX Corp. (a)	1,000	13,280
Rush Enterprises, Inc. - Class A (a)	75	3,472
Ryder System, Inc.	405	34,243
Saia, Inc. (a)	225	14,096
Simpson Manufacturing Co., Inc. (b)	100	4,904
SkyWest, Inc. (b)	375	16,463
Snap-on, Inc. (b)	362	53,942
Southwest Airlines Co.	3,524	197,274
Spirit AeroSystems Holdings, Inc. - Class A	700	54,404
Spirit Airlines, Inc. (a)	475	15,870
SPX Corp. (a)	312	9,154
SPX FLOW, Inc. (a)	312	12,031
Standex International Corp.	50	5,310
Stanley Black & Decker, Inc.	1,020	153,989
Steelcase, Inc. - Class A (b)	875	13,475
Stericycle, Inc. (a)	575	41,182
Team, Inc. (a) (b)	164	2,189
Teledyne Technologies, Inc. (a)	211	33,587
Terex Corp.	825	37,142
Tetra Tech, Inc.	418	19,458
Textainer Group Holdings Ltd. (a) (b)	700	12,005
Textron, Inc.	1,375	74,085
Timken Co. (The)	375	18,206
Titan International, Inc. (b)	312	3,167
TopBuild Corp. (a)	325	21,180
Toro Co. (The)	528	32,768
TransDigm Group, Inc. (b)	298	76,184

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
TransUnion (a) (b)	650	$30,719
Trex Co., Inc. (a)	225	20,266
Trinity Industries, Inc.	1,050	33,495
Triton International Ltd. of Bermuda	500	16,640
Triumph Group, Inc. (b)	256	7,616
TrueBlue, Inc. (a) (b)	300	6,735
Tutor Perini Corp. (a) (b)	200	5,680
Twin Disc, Inc. (a)	400	7,444
Ultralife Corp. (a) (b)	200	1,350
UniFirst Corp.	86	13,029
Union Pacific Corp.	5,627	652,562
United Continental Holdings, Inc. (a)	1,851	112,689
United Parcel Service, Inc. - Class B	4,100	492,368
United Rentals, Inc. (a)	542	75,197
United Technologies Corp.	5,952	690,908
Univar, Inc. (a)	575	16,635
Universal Forest Products, Inc.	133	13,055
US Ecology, Inc. (b)	200	10,760
USG Corp. (a) (b)	775	25,304
Valmont Industries, Inc.	159	25,138
Vectrus, Inc. (a)	122	3,762
Verisk Analytics, Inc. (a)	1,124	93,506
Veritiv Corp. (a)	97	3,153
Viad Corp.	100	6,090
Vicor Corp. (a)	300	7,080
Volt Information Sciences, Inc. (a) (b)	750	2,363
Wabash National Corp. (b)	50	1,141
WABCO Holdings, Inc. (a)	303	44,844
WageWorks, Inc. (a)	300	18,210
Waste Connections, Inc.	1,705	119,281
Waste Management, Inc.	3,075	240,679
Watsco, Inc.	214	34,469
Watts Water Technologies, Inc. - Class A	300	20,760
Welbilt, Inc. (a) (b)	1,075	24,779
Werner Enterprises, Inc. (b)	250	9,138
WESCO International, Inc. (a)	300	17,475

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
West Corp.	425	$9,975
Westinghouse Air Brake Technologies Corp. (b)	559	42,344
Woodward, Inc.	500	38,805
XPO Logistics, Inc. (a) (b)	655	44,396
Xylem, Inc.	1,300	81,419
		19,212,558
Information Technology - 21.5%
2U, Inc. (a)	325	18,213
3D Systems Corp. (a) (b)	848	11,355
ACI Worldwide, Inc. (a)	560	12,757
Activision Blizzard, Inc.	4,613	297,584
Acxiom Corp. (a)	475	11,704
Adobe Systems, Inc. (a)	3,131	467,082
Advanced Energy Industries, Inc. (a)	300	24,228
Advanced Micro Devices, Inc. (a) (b)	4,575	58,331
Agilysys, Inc. (a)	500	5,975
Akamai Technologies, Inc. (a)	984	47,940
Alliance Data Systems Corp.	408	90,392
Alphabet, Inc. - Class C (a)	4,183	4,011,956
Ambarella, Inc. (a) (b)	300	14,703
Amkor Technology, Inc. (a)	1,050	11,078
Amphenol Corp. - Class A	1,600	135,423
Amtech Systems, Inc. (a) (b)	32	383
Analog Devices, Inc.	2,429	209,307
Anixter International, Inc. (a)	167	14,195
ANSYS, Inc. (a)	500	61,365
Apple, Inc.	37,983	5,853,939
Applied Materials, Inc.	7,908	411,928
Arista Networks, Inc. (a)	320	60,675
ARRIS International plc (a)	1,229	35,014
Arrow Electronics, Inc. (a)	500	40,205
Aspen Technology, Inc. (a)	325	20,413
Autodesk, Inc. (a)	1,475	165,584
Automatic Data Processing, Inc.	3,274	357,913
Avnet, Inc.	900	35,370
AVX Corp.	375	6,836

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 21.5% (Continued)
Badger Meter, Inc.	300	$14,700
Bel Fuse, Inc. - Class B	300	9,360
Benchmark Electronics, Inc. (a)	475	16,221
Black Box Corp.	298	969
Blackbaud, Inc.	200	17,560
Blucora, Inc. (a)	250	6,325
Booz Allen Hamilton Holding Corp.	1,000	37,390
Bottomline Technologies (de), Inc. (a)	375	11,936
Broadcom Ltd.	128	31,045
Broadridge Financial Solutions, Inc.	775	62,636
BroadSoft, Inc. (a) (b)	300	15,090
Brocade Communications Systems, Inc.	2,700	32,265
Brooks Automation, Inc.	106	3,218
CA, Inc.	2,247	75,005
Cabot Microelectronics Corp.	100	7,993
CACI International, Inc. - Class A (a)	99	13,796
Cadence Design Systems, Inc. (a)	1,902	75,072
CalAmp Corp. (a) (b)	400	9,300
Calix, Inc. (a) (b)	175	884
Callidus Software, Inc. (a)	200	4,930
Cardtronics plc - Class A (a)	175	4,027
Cars.com, Inc. (a) (b)	575	15,301
Cavium, Inc. (a) (b)	558	36,795
CDW Corp.	1,025	67,650
Ciena Corp. (a) (b)	997	21,904
Cirrus Logic, Inc. (a) (b)	400	21,328
Cisco Systems, Inc.	36,598	1,230,790
Citrix Systems, Inc. (a)	1,118	85,885
Cognex Corp.	575	63,411
Cognizant Technology Solutions Corp. - Class A	4,298	311,777
Coherent, Inc. (a)	200	47,034
CommerceHub, Inc. - Series A (a)	125	2,821
CommerceHub, Inc. - Series C (a)	250	5,338
CommScope Holding Co., Inc. (a)	1,150	38,192
CommVault Systems, Inc. (a)	375	22,800
comScore, Inc. (a) (b)	400	11,500

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 21.5% (Continued)
Comtech Telecommunications Corp.	100	$2,053
Conduent, Inc. (a)	1,399	21,922
Convergys Corp.	525	13,592
CoreLogic, Inc. (a)	677	31,291
Cornerstone OnDemand, Inc. (a) (b)	500	20,305
Corning, Inc.	6,669	199,535
CoStar Group, Inc. (a)	225	60,356
Cray, Inc. (a)	425	8,266
Cree, Inc. (a) (b)	625	17,619
CSG Systems International, Inc.	78	3,128
CSRA, Inc.	955	30,818
CTS Corp. (b)	100	2,410
Cypress Semiconductor Corp. (b)	1,625	24,408
Daktronics, Inc.	800	8,456
Dell Technologies, Inc. - Class V (a)	1,789	138,129
Diebold Nixdorf, Inc. (b)	650	14,853
Diodes, Inc. (a)	300	8,979
Dolby Laboratories, Inc. - Class A	300	17,256
DST Systems, Inc.	368	20,196
DXC Technology Co.	1,978	169,871
eBay, Inc. (a)	7,425	285,566
Ebix, Inc. (b)	31	2,023
EchoStar Corp. - Class A (a)	400	22,892
Electro Scientific Industries, Inc. (a)	100	1,392
Electronic Arts, Inc. (a)	1,940	229,035
Electronics For Imaging, Inc. (a) (b)	404	17,243
Ellie Mae, Inc. (a) (b)	219	17,986
EMCORE Corp. (a)	125	1,025
Entegris, Inc. (a)	1,011	29,167
Envestnet, Inc. (a)	375	19,125
EPAM Systems, Inc. (a)	300	26,379
Euronet Worldwide, Inc. (a)	349	33,082
ExlService Holdings, Inc. (a)	300	17,496
F5 Networks, Inc. (a)	433	52,202
Facebook, Inc. - Class A (a)	16,349	2,793,554
FactSet Research Systems, Inc.	250	45,028

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 21.5% (Continued)
Fair Isaac Corp.	146	$20,513
FARO Technologies, Inc. (a) (b)	200	7,650
Fidelity National Information Services, Inc.	2,344	218,906
Finisar Corp. (a) (b)	775	17,182
FireEye, Inc. (a) (b)	600	10,062
First Solar, Inc. (a)	400	18,352
Fiserv, Inc. (a)	1,198	154,494
Fitbit, Inc. - Class A (a) (b)	425	2,958
FleetCor Technologies, Inc. (a)	628	97,196
FLIR Systems, Inc.	1,025	39,883
FormFactor, Inc. (a)	480	8,088
Forrester Research, Inc.	255	10,672
Fortinet, Inc. (a)	1,075	38,528
Gartner, Inc. - Class A (a)	581	72,282
Genpact Ltd.	1,125	32,344
Global Payments, Inc.	950	90,279
GrubHub, Inc. (a) (b)	550	28,963
Guidewire Software, Inc. (a)	300	23,358
Harris Corp.	892	117,458
Hewlett Packard Enterprise Co.	12,277	180,595
HP, Inc.	12,352	246,545
HubSpot, Inc. (a)	300	25,215
I.D. Systems, Inc. (a)	100	751
IAC/InterActiveCorp (a)	450	52,911
II-VI, Inc. (a)	375	15,431
Infinera Corp. (a) (b)	600	5,322
Inphi Corp. (a) (b)	300	11,907
Insight Enterprises, Inc. (a)	200	9,184
Integrated Device Technology, Inc. (a) (b)	985	26,181
Intel Corp.	34,918	1,329,677
InterDigital, Inc.	246	18,143
International Business Machines Corp.	6,425	932,138
Intuit, Inc.	1,589	225,860
IPG Photonics Corp. (a)	281	52,002
Itron, Inc. (a)	200	15,490
IXYS Corp. (a)	800	18,960

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 21.5% (Continued)
j2 Global, Inc. (b)	325	$24,011
Jabil, Inc.	1,025	29,264
Jack Henry & Associates, Inc. (b)	486	49,956
Juniper Networks, Inc.	2,190	60,948
Key Tronic Corp. (a)	600	4,326
Keysight Technologies, Inc. (a)	1,298	54,075
Kimball Electronics, Inc. (a)	525	11,366
KLA-Tencor Corp.	956	101,336
Knowles Corp. (a)	458	6,994
Kulicke & Soffa Industries, Inc. (a)	400	8,628
Lam Research Corp.	1,116	206,505
Lattice Semiconductor Corp. (a)	200	1,042
Leaf Group Ltd. (a)	200	1,380
Leidos Holdings, Inc.	931	55,134
Littelfuse, Inc. (b)	118	23,114
LogMeIn, Inc.	356	39,178
Lumentum Holdings, Inc. (a) (b)	340	18,479
MACOM Technology Solutions Holdings, Inc. (a) (b)	463	20,654
Manhattan Associates, Inc. (a) (b)	350	14,550
Marvell Technology Group Ltd.	3,175	56,833
MasterCard, Inc. - Class A	6,945	980,633
Match Group, Inc. (a) (b)	1,175	27,248
Maxim Integrated Products, Inc.	1,775	84,685
MAXIMUS, Inc.	425	27,413
MaxLinear, Inc. (a) (b)	475	11,281
Mercury Systems, Inc. (a) (b)	400	20,752
Methode Electronics, Inc.	100	4,235
Micro Focus International plc - ADR (a)	1,685	53,752
Microchip Technology, Inc. (b)	1,574	141,314
Micron Technology, Inc. (a)	7,002	275,389
Microsemi Corp. (a)	650	33,462
Microsoft Corp.	56,162	4,183,506
MicroStrategy, Inc. - Class A (a)	100	12,771
MKS Instruments, Inc.	300	28,335
MoneyGram International, Inc. (a)	662	10,665
Monolithic Power Systems, Inc.	200	21,310

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 21.5% (Continued)
Monotype Imaging Holdings, Inc.	350	$6,738
Motorola Solutions, Inc.	1,132	96,073
Nanometrics, Inc. (a)	200	5,760
Napco Security Technologies, Inc. (a) (b)	900	8,730
National Instruments Corp. (b)	812	34,242
NCR Corp. (a)	925	34,706
NetApp, Inc.	1,775	77,674
NETGEAR, Inc. (a)	50	2,380
NetScout Systems, Inc. (a) (b)	700	22,645
NIC, Inc.	375	6,431
Nuance Communications, Inc. (a)	2,175	34,191
NVE Corp.	100	7,897
NVIDIA Corp.	3,547	634,097
Oclaro, Inc. (a) (b)	1,321	11,400
ON Semiconductor Corp. (a)	2,730	50,423
Oracle Corp.	23,530	1,137,675
OSI Systems, Inc. (a) (b)	100	9,137
Palo Alto Networks, Inc. (a)	719	103,608
Pandora Media, Inc. (a) (b)	1,725	13,283
PAR Technology Corp. (a) (b)	100	1,044
Park Electrochemical Corp.	600	11,100
Paychex, Inc.	2,150	128,914
Paycom Software, Inc. (a) (b)	300	22,488
PayPal Holdings, Inc. (a)	7,725	494,631
PCM, Inc. (a) (b)	400	5,600
Pegasystems, Inc. (b)	300	17,295
PFSweb, Inc. (a)	8	67
Plantronics, Inc.	300	13,266
Plexus Corp. (a)	300	16,824
Power Integrations, Inc.	300	21,960
PRGX Global, Inc. (a)	220	1,540
Progress Software Corp.	200	7,634
Proofpoint, Inc. (a) (b)	316	27,562
PROS Holdings, Inc. (a) (b)	300	7,239
PTC, Inc. (a)	865	48,682
QAD, Inc. - Class B	40	1,095

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 21.5% (Continued)
QUALCOMM, Inc.	10,805	$560,131
Qualys, Inc. (a) (b)	300	15,540
Rambus, Inc. (a)	500	6,675
RealNetworks, Inc. (a) (b)	681	3,269
RealPage, Inc. (a) (b)	325	12,968
Red Hat, Inc. (a)	978	108,421
Rosetta Stone, Inc. (a)	300	3,063
Rudolph Technologies, Inc. (a)	340	8,942
Sabre Corp. (b)	1,400	25,340
salesforce.com, Inc. (a)	4,179	390,401
Sanmina Corp. (a)	333	12,371
Science Applications International Corp.	260	17,381
Semtech Corp. (a)	300	11,265
ServiceNow, Inc. (a)	1,203	141,389
Shutterstock, Inc. (a) (b)	122	4,061
Silicon Laboratories, Inc. (a)	200	15,980
Skyworks Solutions, Inc.	1,099	111,988
Splunk, Inc. (a)	918	60,983
SS&C Technologies Holdings, Inc.	1,325	53,199
Stamps.com, Inc. (a) (b)	129	26,142
SunPower Corp. (a) (b)	1,300	9,477
Super Micro Computer, Inc. (a) (b)	375	8,288
Sykes Enterprises, Inc. (a)	102	2,974
Symantec Corp.	3,483	114,277
Synaptics, Inc. (a) (b)	333	13,047
Synchronoss Technologies, Inc. (a) (b)	325	3,032
SYNNEX Corp.	163	20,621
Synopsys, Inc. (a)	1,117	89,952
Syntel, Inc. (b)	300	5,895
Systemax, Inc. (b)	600	15,858
Take-Two Interactive Software, Inc. (a)	625	63,894
Tech Data Corp. (a)	211	18,747
TechTarget, Inc. (a)	800	9,552
Teradata Corp. (a) (b)	1,025	34,635
Teradyne, Inc.	1,075	40,087
TESSCO Technologies, Inc.	100	1,245

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 21.5% (Continued)
Texas Instruments, Inc.	6,205	$556,216
TiVo Corp.	878	17,428
Total System Services, Inc.	1,337	87,574
Travelzoo, Inc. (a)	100	860
Trimble, Inc. (a)	1,334	52,360
TTM Technologies, Inc. (a) (b)	488	7,501
Twitter, Inc. (a) (b)	5,300	89,411
Tyler Technologies, Inc. (a)	192	33,469
Ultimate Software Group, Inc. (The) (a) (b)	165	31,284
Unisys Corp. (a) (b)	427	3,630
Universal Display Corp. (b)	270	34,790
Vantiv, Inc. - Class A (a)	525	36,997
VASCO Data Security International, Inc. (a)	450	5,423
Veeco Instruments, Inc. (a)	400	8,560
VeriFone Systems, Inc. (a) (b)	965	19,570
Verint Systems, Inc. (a)	375	15,694
VeriSign, Inc. (a) (b)	516	54,897
Versum Materials, Inc.	821	31,871
ViaSat, Inc. (a) (b)	350	22,512
Viavi Solutions, Inc. (a)	1,328	12,563
Virtusa Corp. (a) (b)	400	15,112
Visa, Inc. - Class A (b)	11,316	1,190,895
Vishay Intertechnology, Inc. (b)	806	15,153
Vishay Precision Group, Inc. (a)	129	3,148
VMware, Inc. - Class A (a) (b)	594	64,859
Web.com Group, Inc. (a)	200	5,000
Western Digital Corp.	2,020	174,528
Western Union Co. (The)	2,454	47,117
WEX, Inc. (a)	214	24,015
Workday, Inc. - Class A (a)	195	20,551
Xerox Corp.	1,748	58,191
Xilinx, Inc.	1,575	111,557
XO Group, Inc. (a)	800	15,736
Xperi Corp.	400	10,120
Yelp, Inc. (a)	566	24,508
Zebra Technologies Corp. - Class A (a)	225	24,431

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 21.5% (Continued)
Zendesk, Inc. (a)	550	$16,011
Zillow Group, Inc. - Class A (a) (b)	524	21,039
Zillow Group, Inc. - Class C (a) (b)	748	30,077
		38,370,517
Materials - 3.2%
A. Schulman, Inc.	81	2,766
Air Products & Chemicals, Inc.	1,460	220,781
AK Steel Holding Corp. (a) (b)	1,875	10,481
Albemarle Corp. (b)	745	101,551
Alcoa Corp. (a)	1,163	54,219
Allegheny Technologies, Inc. (a) (b)	775	18,523
American Vanguard Corp.	400	9,160
AptarGroup, Inc.	286	24,685
Ashland Global Holdings, Inc.	467	30,537
Avery Dennison Corp.	590	58,021
Axalta Coating Systems Ltd. (a)	675	19,521
Balchem Corp.	201	16,339
Ball Corp.	1,960	80,948
Bemis Co., Inc.	550	25,064
Berry Global Group, Inc. (a)	900	50,985
Cabot Corp.	400	22,320
Calgon Carbon Corp.	500	10,700
Carpenter Technology Corp.	200	9,606
Celanese Corp. - Series A	945	98,535
Century Aluminum Co. (a) (b)	600	9,948
CF Industries Holdings, Inc.	1,670	58,717
Chemours Co. (The)	1,289	65,236
Cleveland-Cliffs, Inc. (a) (b)	1,400	10,010
Codexis, Inc. (a) (b)	37	246
Coeur Mining, Inc. (a)	1,110	10,201
Commercial Metals Co.	775	14,748
Compass Minerals International, Inc. (b)	100	6,490
Core Molding Technologies, Inc. (b)	200	4,388
Crown Holdings, Inc. (a)	900	53,748
Deltic Timber Corp. (b)	100	8,843
DowDuPont, Inc.	15,951	1,104,287

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Materials - 3.2% (Continued)
Eagle Materials, Inc.	333	$35,531
Eastman Chemical Co.	990	89,585
Ecolab, Inc.	1,944	250,018
Ferro Corp. (a)	575	12,823
Ferroglobe plc	500	6,580
Flotek Industries, Inc. (a) (b)	550	2,558
FMC Corp.	875	78,146
Freeport-McMoRan, Inc. (a)	8,769	123,116
GCP Applied Technologies, Inc. (a)	427	13,109
Graphic Packaging Holding Co.	1,325	18,484
Greif, Inc. - Class A	300	17,562
H.B. Fuller Co.	150	8,709
Hecla Mining Co. (b)	3,150	15,813
Huntsman Corp.	1,575	43,187
Ingevity Corp. (a)	393	24,551
International Flavors & Fragrances, Inc.	471	67,311
International Paper Co.	2,867	162,902
Kaiser Aluminum Corp. (b)	138	14,233
KapStone Paper and Packaging Corp. (b)	575	12,357
Kraton Corp. (a)	300	12,132
Louisiana-Pacific Corp. (a)	825	22,341
LSB Industries, Inc. (a) (b)	300	2,382
Martin Marietta Materials, Inc.	444	91,566
Minerals Technologies, Inc.	250	17,663
Monsanto Co.	3,184	381,507
Mosaic Co. (The) (b)	2,625	56,674
Myers Industries, Inc.	200	4,190
Neenah Paper, Inc. (b)	120	10,266
Newmont Mining Corp.	3,650	136,911
Nucor Corp.	2,045	114,602
Olin Corp.	1,020	34,935
Owens-Illinois, Inc. (a)	1,300	32,708
P.H. Glatfelter Co. (b)	325	6,321
Packaging Corp. of America	575	65,941
PolyOne Corp.	483	19,334
PPG Industries, Inc.	1,799	195,479

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Materials - 3.2% (Continued)
Praxair, Inc.	1,869	$261,174
Quaker Chemical Corp.	100	14,795
Rayonier Advanced Materials, Inc. (b)	500	6,850
Reliance Steel & Aluminum Co.	549	41,817
Royal Gold, Inc.	491	42,246
RPM International, Inc. (b)	1,000	51,340
Schweitzer-Mauduit International, Inc.	300	12,438
Scotts Miracle-Gro Co. (The) (b)	296	28,813
Sealed Air Corp.	1,250	53,400
Sensient Technologies Corp.	335	25,768
Sherwin-Williams Co. (The)	623	223,059
Silgan Holdings, Inc.	150	4,415
Sonoco Products Co.	725	36,576
Southern Copper Corp.	747	29,701
Steel Dynamics, Inc.	1,550	53,429
Stepan Co.	148	12,382
Summit Materials, Inc. - Class A (a) (b)	564	18,065
SunCoke Energy, Inc. (a) (b)	564	5,155
Tahoe Resources, Inc. (b)	1,250	6,588
TimkenSteel Corp. (a)	400	6,600
Tredegar Corp.	671	12,078
Trinseo S.A.	300	20,130
UFP Technologies, Inc. (a)	500	14,050
United States Lime & Minerals, Inc.	50	4,200
United States Steel Corp. (b)	1,350	34,641
Valvoline, Inc.	1,282	30,063
Vulcan Materials Co.	855	102,258
W.R. Grace & Co.	427	30,808
Westlake Chemical Corp.	202	16,784
WestRock Co.	1,534	87,023
Worthington Industries, Inc.	225	10,350
		5,710,127
Real Estate - 4.1%
Acadia Realty Trust (b)	676	19,347
Agree Realty Corp.	300	14,724
Alexander & Baldwin, Inc.	150	6,950

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Real Estate - 4.1% (Continued)
Alexandria Real Estate Equities, Inc. (b)	601	$71,501
American Assets Trust, Inc.	425	16,902
American Campus Communities, Inc.	982	43,355
American Homes 4 Rent - Class A	1,700	36,907
American Tower Corp.	2,896	395,825
Apartment Investment & Management Co. - Class A	1,381	60,571
Apple Hospitality REIT, Inc. (b)	1,975	37,347
Ashford Hospitality Prime, Inc.	130	1,235
Ashford Hospitality Trust, Inc.	544	3,628
AV Homes, Inc. (a) (b)	600	10,290
AvalonBay Communities, Inc.	1,099	196,084
Boston Properties, Inc.	1,243	152,740
Brandywine Realty Trust	1,413	24,713
Brookfield Property Partners, L.P.	3,075	71,801
Camden Property Trust	725	66,301
CareTrust REIT, Inc. (b)	403	7,673
CBL & Associates Properties, Inc. (b)	1,205	10,110
CBRE Group, Inc. - Class A (a)	2,425	91,858
Cedar Realty Trust, Inc.	650	3,653
Chatham Lodging Trust (b)	425	9,061
Chesapeake Lodging Trust	625	16,856
Colony NorthStar, Inc. - Class A	3,575	44,902
Columbia Property Trust, Inc.	1,075	23,403
CoreCivic, Inc.	799	21,389
CoreSite Realty Corp. (b)	300	33,570
Corporate Office Properties Trust	850	27,906
Cousins Properties, Inc. (b)	3,356	31,345
Crown Castle International Corp.	2,435	243,451
CubeSmart	1,412	36,656
CyrusOne, Inc. (b)	725	42,724
DCT Industrial Trust, Inc.	587	33,999
DDR Corp. (b)	2,820	25,831
DiamondRock Hospitality Co.	1,727	18,911
Digital Realty Trust, Inc. (b)	1,632	193,055
Douglas Emmett, Inc.	1,300	51,246
Duke Realty Corp.	2,726	78,563

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Real Estate - 4.1% (Continued)
EastGroup Properties, Inc. (b)	262	$23,087
Empire State Realty Trust, Inc. - Class A	775	15,919
EPR Properties	422	29,430
Equinix, Inc.	530	236,539
Equity Commonwealth (a)	993	30,187
Equity LifeStyle Properties, Inc. (b)	739	62,874
Equity Residential	2,904	191,461
Essex Property Trust, Inc.	472	119,902
Extra Space Storage, Inc.	989	79,041
Federal Realty Investment Trust	520	64,589
First Industrial Realty Trust, Inc.	1,025	30,842
First Potomac Realty Trust	800	8,912
Forest City Realty Trust, Inc. - Class A	2,100	53,571
Franklin Street Properties Corp. (b)	950	10,089
Gaming and Leisure Properties, Inc.	1,217	44,895
Getty Realty Corp.	402	11,501
GGP, Inc.	3,965	82,353
Government Properties Income Trust	550	10,324
Gramercy Property Trust (b)	912	27,588
HCP, Inc.	3,775	105,058
Healthcare Realty Trust, Inc. (b)	875	28,298
Hersha Hospitality Trust (b)	550	10,269
Highwoods Properties, Inc.	800	41,672
Hospitality Properties Trust	1,325	37,749
Host Hotels & Resorts, Inc.	5,974	110,459
Howard Hughes Corp. (The) (a)	321	37,856
Hudson Pacific Properties, Inc.	1,225	41,074
Investors Real Estate Trust	1,800	10,998
Iron Mountain, Inc.	1,372	53,371
JBG SMITH Properties (a)	764	26,136
Jones Lang LaSalle, Inc.	284	35,074
Kennedy-Wilson Holdings, Inc. (b)	925	17,159
Kilroy Realty Corp.	700	49,784
Kimco Realty Corp.	3,350	65,493
Kite Realty Group Trust	725	14,681
Lamar Advertising Co. - Class A (b)	400	27,412

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Real Estate - 4.1% (Continued)
LaSalle Hotel Properties	1,000	$29,020
Lexington Realty Trust	1,125	11,498
Liberty Property Trust	1,225	50,299
Life Storage, Inc. (b)	350	28,634
LTC Properties, Inc.	50	2,349
Macerich Co. (The)	803	44,141
Mack-Cali Realty Corp.	725	17,190
Medical Properties Trust, Inc.	1,500	19,695
Mid-America Apartment Communities, Inc. (b)	859	91,810
National Health Investors, Inc.	325	25,119
National Retail Properties, Inc. (b)	900	37,494
New Senior Investment Group, Inc. (b)	695	6,359
NorthStar Realty Europe Corp.	542	6,943
Omega Healthcare Investors, Inc. (b)	1,200	38,292
Outfront Media, Inc. (b)	336	8,460
Paramount Group, Inc. (b)	1,800	28,800
Parkway, Inc.	550	12,667
Pebblebrook Hotel Trust (b)	625	22,588
Pennsylvania Real Estate Investment Trust (b)	775	8,130
Piedmont Office Realty Trust, Inc. - Class A	1,275	25,704
Potlatch Corp.	100	5,100
Prologis, Inc.	4,285	271,926
PS Business Parks, Inc.	200	26,700
Public Storage (b)	1,249	267,274
Quality Care Properties, Inc. (a)	815	12,633
Ramco-Gershenson Properties Trust	1,000	13,010
Rayonier, Inc.	826	23,863
Realty Income Corp. (b)	1,700	97,223
Regency Centers Corp. (b)	1,182	73,331
Retail Opportunity Investments Corp. (b)	725	13,782
Retail Properties of America, Inc. - Class A	2,075	27,245
RLJ Lodging Trust	1,633	35,926
RMR Group, Inc. (The) - Class A (b)	71	3,646
Ryman Hospitality Properties, Inc.	525	32,807
Sabra Health Care REIT, Inc. (b)	1,436	31,506
Select Income REIT	350	8,197

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Real Estate - 4.1% (Continued)
Senior Housing Properties Trust	2,075	$40,566
Simon Property Group, Inc.	2,553	411,058
SL Green Realty Corp. (b)	776	78,624
Spirit Realty Capital, Inc. (b)	3,000	25,710
St. Joe Co. (The) (a) (b)	500	9,425
STAG Industrial, Inc.	450	12,362
Starwood Waypoint Homes	540	19,640
STORE Capital Corp. (b)	675	16,787
Summit Hotel Properties, Inc.	975	15,590
Sun Communities, Inc.	500	42,840
Sunstone Hotel Investors, Inc.	1,840	29,569
Tanger Factory Outlet Centers, Inc. (b)	775	18,926
Taubman Centers, Inc. (b)	500	24,850
Tejon Ranch Co. (a)	50	1,055
Terreno Realty Corp.	275	9,950
UDR, Inc.	2,028	77,125
Uniti Group, Inc. (b)	1,228	18,002
Universal Health Realty Income Trust	200	15,098
Urban Edge Properties	811	19,561
Urstadt Biddle Properties, Inc. - Class A	500	10,850
Ventas, Inc.	2,665	173,571
VEREIT, Inc.	6,175	51,191
Vornado Realty Trust	1,528	117,473
Washington Prime Group, Inc. (b)	1,617	13,470
Washington Real Estate Investment Trust (b)	450	14,742
Weingarten Realty Investors (b)	1,050	33,327
Welltower, Inc.	2,820	198,190
Weyerhaeuser Co.	5,677	193,188
		7,274,131
Telecommunication Services - 2.2%
8x8, Inc. (a) (b)	1,000	13,500
AT&T, Inc.	44,750	1,752,858
CenturyLink, Inc. (b)	3,735	70,592
Cogent Communications Holdings, Inc. (b)	200	9,780
Consolidated Communications Holdings, Inc. (b)	501	9,559
General Communication, Inc. - Class A (a)	175	7,138

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Telecommunication Services - 2.2% (Continued)
IDT Corp. - Class B (b)	16	$225
Level 3 Communications, Inc. (a)	1,636	87,182
SBA Communications Corp. (a)	920	132,526
Shenandoah Telecommunications Co. (b)	300	11,160
Spok Holdings, Inc.	400	6,140
Sprint Corp. (a) (b)	5,547	43,156
Straight Path Communications, Inc. - Class B (a)	8	1,445
Telephone and Data Systems, Inc. (b)	700	19,523
T-Mobile US, Inc. (a)	2,125	131,027
United States Cellular Corp. (a)	300	10,620
Verizon Communications, Inc.	30,113	1,490,292
Vonage Holdings Corp. (a)	1,425	11,600
Windstream Holdings, Inc. (b)	1,893	3,351
Zayo Group Holdings, Inc. (a)	1,525	52,491
		3,864,165
Utilities - 3.0%
AES Corp.	4,360	48,046
ALLETE, Inc. (b)	425	32,848
Alliant Energy Corp.	1,375	57,159
Ameren Corp.	1,625	93,990
American Electric Power Co., Inc.	3,355	235,655
American States Water Co.	100	4,925
American Water Works Co., Inc.	1,190	96,283
Aqua America, Inc.	1,326	44,010
Atmos Energy Corp.	760	63,717
Avangrid, Inc. (b)	550	26,081
Avista Corp.	250	12,943
Black Hills Corp. (b)	300	20,661
California Water Service Group (b)	225	8,584
Calpine Corp. (a)	2,000	29,500
CenterPoint Energy, Inc.	2,900	84,709
CMS Energy Corp.	1,800	83,376
Consolidated Edison, Inc.	2,169	174,995
Dominion Energy, Inc.	4,096	315,104
DTE Energy Co.	1,203	129,154
Duke Energy Corp.	5,112	428,999

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Utilities - 3.0% (Continued)
Dynegy, Inc. (a)	11	$108
Edison International	2,291	176,796
El Paso Electric Co.	100	5,525
Entergy Corp.	1,150	87,814
Eversource Energy	2,092	126,440
Exelon Corp.	6,441	242,632
FirstEnergy Corp.	3,030	93,415
Fortis, Inc. (b)	902	32,265
Genie Energy Ltd. - Class B (b)	16	105
Great Plains Energy, Inc.	1,405	42,572
Hawaiian Electric Industries, Inc. (b)	800	26,696
IDACORP, Inc.	313	27,522
MDU Resources Group, Inc.	1,075	27,896
MGE Energy, Inc. (b)	150	9,690
National Fuel Gas Co. (b)	650	36,797
New Jersey Resources Corp.	500	21,075
NextEra Energy, Inc.	3,223	472,332
NiSource, Inc.	2,140	54,763
Northwest Natural Gas Co.	300	19,320
NorthWestern Corp.	400	22,776
NRG Energy, Inc.	1,852	47,393
NRG Yield, Inc. - Class A (b)	300	5,691
NRG Yield, Inc. - Class C (b)	300	5,790
OGE Energy Corp.	1,175	42,335
ONE Gas, Inc.	287	21,135
Ormat Technologies, Inc.	175	10,684
Otter Tail Corp.	350	15,173
PG&E Corp.	3,350	228,102
Pinnacle West Capital Corp.	716	60,545
PNM Resources, Inc.	400	16,120
Portland General Electric Co.	500	22,820
PPL Corp.	4,700	178,365
Public Service Enterprise Group, Inc.	3,600	166,500
SCANA Corp.	779	37,774
Sempra Energy	1,737	198,243
South Jersey Industries, Inc. (b)	650	22,445

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Utilities - 3.0% (Continued)
Southern Co. (The)	7,150	$351,351
Southwest Gas Holdings, Inc.	325	25,227
Spire, Inc.	350	26,128
UGI Corp.	1,275	59,746
Vectren Corp.	508	33,411
WEC Energy Group, Inc. (b)	2,039	128,008
Westar Energy, Inc.	875	43,400
WGL Holdings, Inc.	350	29,470
Xcel Energy, Inc.	3,600	170,352
		5,463,486

Total Common Stocks (Cost $58,380,938)		$176,273,785

RIGHTS - 0.0% (d)	Shares	Value
AMR Corp., Escrow (a) (c)	3,275	$5,764
Dyax Corp. (a) (b) (c)	1,200	0
Media General, Inc. (a) (c)	794	0
Safeway CVR - Casa Ley (a) (c)	2,075	2,106
Safeway CVR - PDC (a) (c)	2,075	1
Total Rights (Cost $0)		$7,871

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.89% (e)	2,351,580	$2,351,580
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.07% (e) (f)	2,232,876	2,232,876
Total Money Market Funds (Cost $4,584,456)		$4,584,456

Total Investments at Value - 101.2% (Cost $62,965,394)		$180,866,112

Liabilities in Excess of Other Assets - (1.2%)		(2,127,234)

Net Assets - 100.0%		$178,738,878

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $13,864,748 (Note 5).
(c)
Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees.  The total value of such securities is $7,871 at September 30, 2017, representing 0.0% (d) of net assets (Note 1).

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of September 30, 2017.
(f)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2017 was $2,232,876. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $11,908,993 (Note 5).

ADR	- American Depositary Receipt.
CVR	- Contingent Value Right.
Ltd.	- Limited.
plc	- Public Limited Company.
LLC	- Limited Liability Corporation.

See accompanying notes to Schedules of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Australia - 3.2%
AGL Energy Ltd. (a)	33,698	$618,668
Amcor Ltd. (a)	8,065	96,442
AMP Ltd. (a)	28,878	109,637
Aristocrat Leisure Ltd. (a)	14,319	236,470
Australia & New Zealand Banking Group Ltd. (a)	5,012	116,726
Bendigo & Adelaide Bank Ltd. (a)	14,396	131,413
BHP Billiton Ltd. (a)	6,112	123,927
BlueScope Steel Ltd.	13,731	118,131
Boral Ltd. (a)	5,676	30,258
Challenger Ltd. (a)	10,289	100,837
CIMIC Group Ltd. (a)	2,560	88,948
Coca-Cola Amatil Ltd. (a)	30,815	187,014
Cochlear Ltd. (a)	2,117	264,754
Computershare Ltd. (a)	7,063	80,342
CSL Ltd. (a)	53,922	5,675,472
Fortescue Metals Group Ltd. (a) (b)	24,628	99,718
Incitec Pivot Ltd. (a)	5,917	16,760
Insurance Australia Group Ltd. (a)	12,739	63,790
LendLease Group (a)	1,113	15,678
Macquarie Group Ltd. (a)	7,378	528,136
Medibank Private Ltd. (a)	86,055	197,406
National Australia Bank Ltd. (a)	3,703	91,791
Newcrest Mining Ltd. (a)	790	13,001
Orica Ltd. (a)	2,661	41,414
Origin Energy Ltd. (a) (b)	105,786	622,883
Qantas Airways Ltd. (a)	37,558	171,996
QBE Insurance Group Ltd. (a)	85,618	674,847
Santos Ltd. (a) (b)	77,480	245,652
South32 Ltd. (a)	10,251	26,514
Stockland Corp. Ltd. (a)	6,109	20,627
Telstra Corp. Ltd. (a)	3,104	8,502
		10,817,754
Austria - 0.1%
OMV AG (a)	6,577	383,438

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Belgium - 0.3%
AGEAS (a)	2,679	$126,003
KBC Group N.V. (a) (b)	7,652	649,191
UCB S.A. (a) (b)	3,079	219,434
		994,628
Brazil - 1.8%
Ambev S.A. - ADR	352,740	2,324,556
Ambev S.A.	43,500	288,956
Banco Santander Brasil S.A.	44,900	392,241
Centrais Eletricas Brasileiras S.A. (b)	23,500	146,235
Cia de Saneamento Basico do Estado de Sao Paulo	1,000	10,488
EDP - Energias do Brasil S.A.	17,950	86,027
Equatorial Energia S.A.	3,400	65,877
Fibria Celulose S.A.	800	10,825
Klabin S.A.	2,100	12,279
Lojas Renner S.A.	1,000	11,366
Raia Drogasil S.A.	109,000	2,579,948
Vale S.A.	27,600	279,364
		6,208,162
Canada - 3.4%
ARC Resources Ltd. (b)	100	1,378
Bank of Montreal	3,000	227,019
Bank of Nova Scotia (The)	2,700	173,528
Barrick Gold Corp.	5,100	82,066
Bombardier, Inc. - Class B (b)	7,400	13,402
Brookfield Asset Management, Inc. - Class A	2,200	90,830
CAE, Inc.	900	15,744
Canadian Imperial Bank of Commerce	100	8,749
Canadian National Railway Co.	4,800	397,657
Canadian Natural Resources Ltd. (c)	62,360	2,088,437
Canadian Pacific Railway Ltd.	25,563	4,295,350
CCL Industries, Inc.	4,000	193,546
Cenovus Energy, Inc.	8,300	83,208
Constellation Software, Inc.	100	54,553
Dollarama, Inc.	2,900	317,290
Encana Corp.	10,700	125,961
Finning International, Inc.	1,600	36,581

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Canada - 3.4% (Continued)
Franco-Nevada Corp.	2,800	$216,888
Husky Energy, Inc. (b)	20,534	257,031
Kinross Gold Corp. (b)	17,000	72,067
Manulife Financial Corp.	12,200	247,447
National Bank of Canada	1,800	86,620
Open Text Corp.	800	25,810
Restaurant Brands International, Inc.	100	6,388
RioCan Real Estate Investment Trust	10,200	195,602
Royal Bank of Canada	7,300	564,755
Saputo, Inc.	10,100	349,571
Shopify, Inc. - Class A (b)	300	34,888
Suncor Energy, Inc.	8,900	311,889
Teck Resources Ltd. - Class B	1,600	33,683
TELUS Corp.	1,100	39,562
Thomson Reuters Corp.	17,200	789,105
TransCanada Corp.	1,600	79,072
Vermilion Energy, Inc.	200	7,108
West Fraser Timber Co. Ltd.	1,300	75,008
		11,597,793
Cayman Islands - 2.3%
58.com, Inc. - ADR (b) (c)	7,273	459,217
Alibaba Group Holding Ltd. - ADR (b) (c)	6,160	1,063,894
ANTA Sports Products Ltd. (a)	5,000	21,079
Autohome, Inc. - ADR (b)	476	28,598
China Mengniu Dairy Co. Ltd. (b)	15,000	41,957
China Resources Land Ltd. (a)	120,000	368,969
CK Asset Holdings Ltd. (a)	35,000	290,969
Ctrip.com International Ltd. - ADR (b) (c)	64,160	3,383,797
GCL-Poly Energy Holdings Ltd. (a) (b) (c)	1,128,000	155,141
Hengan International Group Co. Ltd. (a)	16,500	153,019
JD.com, Inc. - ADR (b) (c)	11,656	445,259
Longfor Properties Co. Ltd. (a) (b)	52,500	132,736
Melco Resorts & Entertainment Ltd. - ADR	4,735	114,208
Momo, Inc. - ADR (b)	2	63
New Oriental Education & Technology Group, Inc. - ADR	283	24,978
Shenzhou International Group Holdings Ltd. (a)	31,000	243,117

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Cayman Islands - 2.3% (Continued)
Sunny Optical Technology Group Co. Ltd. (a)	30,000	$481,624
TAL Education Group - ADR (b) (c)	1,974	66,543
Weibo Corp. - ADR (b) (c)	2,518	249,131
YY, Inc. - ADR (b)	2,800	242,984
		7,967,283
Chile - 0.1%
Banco de Chile (b)	1,900,186	289,886
Colbun S.A. (a)	204,136	49,376
Enel Americas S.A. (a)	333,571	68,268
Sociedad Quimica y Minera de Chile S.A. (a)	449	24,927
		432,457
China - 4.3%
Agricultural Bank of China Ltd. - H Shares (a)	893,000	401,988
Aluminum Corp. of China Ltd. - H Shares (a) (b)	226,000	202,763
Baidu.com, Inc. - ADR (b)	16,901	4,186,208
China Coal Energy Co. Ltd. - H Shares (a) (c)	100,000	47,423
China Communications Services Corp. Ltd. - H Shares (a)	212,000	109,455
China Construction Bank Corp. - H Shares (a)	1,040,000	868,878
China Shenhua Energy Co. Ltd. - H Shares (a)	102,500	242,348
China Vanke Co. Ltd. - H Shares (a)	128,400	424,817
Jiangxi Copper Co. Ltd. (a)	64,000	101,686
Kunlun Energy Co. Ltd. (a)	16,000	15,658
NetEase, Inc. - ADR	1,123	296,259
Sinopec Shanghai Petrochemical Co. Ltd. (a)	362,000	216,278
Tencent Holdings Ltd. (a)	163,155	7,133,313
Travelsky Technology Ltd.	15,000	39,077
Weichai Power Co. Ltd. - H Shares (a)	158,000	174,261
Yanzhou Coal Mining Co. Ltd. - H Shares (a)	162,000	160,168
		14,620,580
Colombia - 0.0% (d)
Interconexion Electrica S.A.	25,187	117,492

Denmark - 4.4%
Carlsberg A/S - Series B (a)	22,125	2,427,941
Chr. Hansen Holding A/S (a)	42,281	3,629,624
Coloplast A/S - Series B (a)	41,973	3,412,767

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Denmark - 4.4% (Continued)
Danske Bank A/S (a)	15,609	$625,529
Genmab A/S (a) (b)	1,657	366,448
H. Lundbeck A/S (a)	478	27,635
ISS A/S (a)	2,393	96,480
Novo Nordisk A/S - Class B (a)	5,347	257,085
Novozymes A/S (a)	59,555	3,059,297
Pandora A/S (a) (c)	3,568	352,787
Vestas Wind Systems A/S (a)	4,391	394,701
William Demant Holding A/S (a) (b)	5,321	140,684
		14,790,978
Finland - 0.5%
Nokian Renkaat OYJ (a)	8,925	397,138
Orion OYJ - Class B (a)	6,445	299,254
Stora Enso OYJ (a)	7,262	102,722
UPM-Kymmene OYJ (a)	27,011	732,834
		1,531,948
France - 8.4%
Alstom S.A. (a)	14,022	595,765
ASML Holding N.V. (a)	3,963	677,184
Atos SE (a)	4,592	712,252
AXA S.A. (a)	89,983	2,720,363
Carrefour S.A. (a)	95,145	1,920,710
Casino Guichard Perrachon S.A. (a)	1,882	111,616
Cie Generale des Etablissements Michelin (a)	928	135,396
CNP Assurances	13,642	318,679
Eiffage S.A. (a) (b)	1,190	123,240
Engie S.A. (b)	183,825	3,121,590
Essilor International S.A. (a)	38,509	4,772,683
Hermes International (a)	6,305	3,181,037
Hochtief AG (a)	2,010	339,493
LVMH Moet Hennessy Louis Vuitton SE (a)	15,255	4,217,025
Natixis (a)	49,753	398,168
Orange S.A. (a)	128,020	2,096,180
Remy Cointreau S.A. (a)	433	51,293
Renault S.A. (a)	1,033	101,499
SCOR SE (a)	5,758	241,483

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
France - 8.4% (Continued)
Sodexo S.A. (a)	1,820	$226,882
Total S.A. - ADR	34,577	1,850,561
Unibail-Rodamco SE (a)	1,434	348,952
Veolia Environnement S.A. (a)	2,640	61,005
Vinci S.A. (a)	772	73,350
		28,396,406
Germany - 3.9%
adidas AG (a)	14,855	3,364,147
Allianz SE (a)	2,654	596,050
BASF SE (a)	1,384	147,446
Bayer AG (a)	2,589	353,664
Brenntag AG (a)	4,157	231,734
Continental AG (a)	561	142,476
Deutsche Lufthansa AG (a)	11,386	316,630
E.ON SE (a) (b)	228,686	2,592,471
Fresenius Medical Care AG & Co. KGaA (a)	21,655	2,117,118
Fresenius SE & Co. KGaA (a)	2,668	215,760
Hannover Rueck SE (a)	2,360	284,633
Infineon Technologies AG (a)	1,478	37,264
Linde AG (a)	558	116,034
Metro Wholesale Food Specialist AG (b)	5,257	111,123
Muenchener Rueckversicherungs-Gesellschaft AG (a)	3,936	842,401
Porsche Automobil Holding SE (a)	3,053	195,335
RWE AG (a)	15,608	355,079
SAP SE (a)	7,707	845,031
Siemens AG (a)	931	131,372
Volkswagon AG (a)	1,958	331,193
Vonovia SE (a)	1,050	44,717
		13,371,678
Greece - 0.1%
FF Group (a) (b)	3,409	74,227
JUMBO S.A. (a)	5,237	86,694
		160,921
Hong Kong - 3.9%
AIA Group Ltd. (a)	705,200	5,220,854
ASM Pacific Technology Ltd. (a)	9,100	131,448

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Hong Kong - 3.9% (Continued)
China Mobile Ltd. - ADR (c)	21,912	$1,108,090
China Mobile Ltd. (a)	20,000	203,041
China Overseas Land & Investment Ltd. (a)	188,000	613,397
CITIC Ltd. (a)	220,000	325,987
CK Hutchison Holdings Ltd. (a)	171,625	2,198,243
First Pacific Co. Ltd. (a)	182,000	145,512
Geely Automobile Holdings Ltd. (a)	10,000	28,397
Guangdong Investment Ltd. (a)	78,000	111,378
Guangzhou R&F Properties Co. Ltd. (a)	8,000	18,578
Hang Lung Group Ltd. (a)	38,000	136,843
Hang Lung Properties Ltd. (a)	61,000	145,231
Hong Kong Exchanges & Clearing Ltd. (a)	3,900	105,332
Hysan Development Co. Ltd. (a)	54,000	254,778
I-CABLE Communications Ltd. (a) (b)	9,656	317
Jardine Matheson Holdings Ltd. (a)	800	50,739
Kerry Properties Ltd. (a)	61,500	255,446
Nine Dragons Paper Holdings Ltd. (a)	150,000	296,861
PCCW Ltd. (a) (b)	36,000	19,541
Shangri-La Asia Ltd. (a)	120,000	222,731
Sino-Ocean Group Holding Ltd. (a)	306,000	204,841
Swire Pacific Ltd. - Class A (a)	10,500	102,224
Swire Properties Ltd. (a)	64,600	219,391
Wheelock & Co. Ltd. (a)	38,000	268,240
Yue Yuen Industrial Holdings Ltd. (a)	12,000	45,787
ZTE Corp. - H Shares (a) (b)	199,700	657,107
		13,090,334
Hungary - 0.1%
MOL Hungarian Oil & Gas plc (a)	15,240	173,349
OTP Bank plc (a)	286	10,739
		184,088
India - 2.1%
Bharti Infratel Ltd. (a)	12,471	76,105
Bosch Ltd. (a)	332	104,552
HDFC Bank Ltd. - ADR	42,854	4,129,839
JSW Steel Ltd. (a)	1,892	7,211
Maruti Suzuki India Ltd. (a)	886	108,415

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
India - 2.1% (Continued)
Tata Motors Ltd. - ADR (b)	76,624	$2,396,033
Titan Co. Ltd. (a)	1,117	10,006
UltraTech Cement Ltd. (a)	1,885	111,314
Yes Bank Ltd. (a)	33,145	177,936
		7,121,411
Indonesia - 0.2%
Bank Danamon Indonesia Tbk PT (a)	236,500	91,307
Telekomunikasi Indonesia Persero Tbk PT (a)	167,500	58,227
Unilever Indonesia Tbk PT (a)	141,700	515,118
		664,652
Ireland - 2.1%
Accenture plc - Class A	32,013	4,323,995
ICON plc (b)	25,812	2,939,471
		7,263,466
Israel - 0.2%
Bank Leumi Le-Israel BM (a)	79,720	423,613
Check Point Software Technologies Ltd. (b) (c)	2,737	312,073
		735,686
Italy - 1.9%
Assicurazioni Generali SpA (a)	11,254	209,901
Enel SpA (a)	8,923	53,755
Eni SpA (a)	2,458	40,708
Gedi Gruppo Editoriale SpA (a) (b)	519	460
Intesa Sanpaolo SpA (a)	708,516	2,508,352
Leonardo-Finmeccanica SpA (a)	870	16,313
Luxottica Group SpA (a)	36,960	2,068,253
Mediobanca SpA (a)	26,022	279,642
Recordati SpA (a)	11,361	524,270
Snam SpA (a)	45,749	220,466
Telecom Italia SpA/Milano - Savings Shares	248,688	186,935
Terna Rete Elettrica Nazionale SpA (a)	59,389	347,011
Unipolsai Assicurazioni SpA (a)	73,623	172,155
		6,628,221
Japan - 13.2%
Aisin Seiki Co. Ltd.	700	36,891
Alps Electric Co. Ltd. (a) (b)	1,600	42,288

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Japan - 13.2% (Continued)
Amada Holdings Co. Ltd. (a)	24,600	$270,104
Asahi Glass Co. Ltd. (a)	500	18,572
Astellas Pharma, Inc. (a)	31,100	395,844
Bridgestone Corp. (a)	15,000	681,086
Canon, Inc. (a)	21,800	746,051
Central Japan Railway Co. (a)	4,300	754,639
Daicel Corp. (a)	13,000	156,758
Daikin Industries Ltd. (a)	3,600	364,598
Denso Corp. (a)	4,000	202,451
Disco Corp. (a)	300	61,144
Fuji Electric Co. Ltd. (a)	7,000	38,842
Fuji Heavy Industries Ltd. (a)	9,800	353,474
Hitachi Chemical Co. Ltd. (a) (b)	11,200	307,349
Hitachi High Technologies Corp.	7,200	261,074
Hitachi Ltd. (a)	42,000	296,149
Hoshizaki Corp. (a) (b)	600	52,708
Idemitsu Kosan Co. Ltd. (a) (b)	3,700	104,574
Iida Group Holdings Co. Ltd. (a)	4,800	85,632
INPEX Corp. (a)	22,300	237,567
Japan Airlines Co. Ltd. (a)	10,700	362,225
Japan Post Bank Co. Ltd. (a)	8,500	105,051
JSR Corp. (a) (b)	8,700	165,428
JTEKT Corp. (a)	2,100	29,071
Kajima Corp. (a)	20,000	198,797
Kamigumi Co. Ltd. (a)	3,500	81,090
Kao Corp. (a)	700	41,213
Keyence Corp. (a)	10,460	5,563,585
Kikkoman Corp. (a)	4,400	135,200
Kirin Holdings Co. Ltd. (a) (b)	2,600	61,087
Koito Manufacturing Co. Ltd. (a)	10,300	646,819
Komatsu Ltd. (a)	80,700	2,285,285
Kurita Water Industries Ltd. (a)	5,200	150,288
Kyocera Corp. (a)	3,000	186,206
Lawson, Inc. (a)	2,100	139,068
Lion Corp. (a) (b)	2,600	47,509
Mabuchi Motor Co. Ltd. (a) (b)	5,300	265,538

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Japan - 13.2% (Continued)
Maruichi Steel Tube Ltd. (a)	5,700	$165,954
Mazda Motor Corp. (a)	125,800	1,927,332
MEIJI Holdings Co. Ltd. (a)	4,300	340,525
MINEBEA MITSUMI, Inc. (b)	2,400	37,540
Mitsubishi Chemical Holdings Corp. (a) (b)	8,200	78,182
Mitsubishi Corp. (a)	400	9,307
Mitsubishi Electric Corp. (a)	2,000	31,288
Mitsubishi Estate Co. Ltd. (a)	104,500	1,816,227
Mitsubishi Gas Chemical Co. (a) (b)	4,500	105,591
Mitsubishi UFJ Financial Group, Inc. (a)	32,500	211,319
Mitsui Chemicals, Inc. (a) (b)	1,400	42,586
Mixi, Inc. (a)	4,700	227,001
Mizuho Financial Group, Inc. (a)	109,300	191,616
MS&AD Insurance Group Holdings, Inc. (a)	20,100	647,780
Murata Manufacturing Co. Ltd. (a)	14,000	2,061,148
NGK Insulators Ltd. (a) (b)	2,600	48,717
Nikon Corp. (a)	10,400	180,358
Nippon Electric Glass Co. Ltd. (a)	1,000	38,766
Nippon Holdings Co. Ltd. (a) (b)	1,500	51,031
Nissan Motor Co. Ltd. (a)	7,400	73,312
Nitto Denko Corp. (a)	700	58,391
Nomura Research Institute Ltd. (a)	2,667	104,159
OJI Holdings Corp. (a)	18,000	97,197
Otsuka Holdings Co. Ltd. (a)	46,000	1,829,115
Panasonic Corp. (a)	254,948	3,699,964
Rakuten, Inc. (a)	3,900	42,581
Secom Co. Ltd. (a)	36,400	2,650,932
Seven & i Holdings Co. Ltd. (a)	55,200	2,132,717
Shimadzu Corp. (a)	500	9,862
Shimamura Co. Ltd. (a)	2,400	287,904
Shin-Etsu Chemical Co. Ltd. (a)	7,600	680,230
Shionogi & Co. Ltd. (a)	10,000	546,693
Sompo Holdings, Inc. (a)	2,900	113,016
Sony Corp. (a)	23,900	891,717
Sumitomo Chemical Co. Ltd. (a)	10,000	62,563
Sumitomo Dainippon Pharma Co. Ltd. (a) (b)	16,800	218,865

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Japan - 13.2% (Continued)
Sumitomo Heavy Industries Ltd. (a)	400	$16,056
Sumitomo Mitsui Financial Group, Inc. (a)	81,300	3,125,245
Sumitomo Rubber Industries Ltd. (a) (b)	1,400	25,697
Sundrug Co. Ltd. (a)	3,300	136,756
Suntory Beverage & Food Ltd. (a)	6,600	293,590
Suruga Bank Ltd. (a) (b)	400	8,632
Suzuki Motor Corp. (a) (b)	2,700	141,716
Sysmex Corp. (a)	32,955	2,105,622
Taisei Corp. (a)	1,600	83,911
TDK Corp. (a)	4,400	299,007
Tokio Marine Holdings, Inc. (a)	5,500	215,265
Tokyo Electron Ltd. (a)	1,200	184,747
Tosoh Corp. (b)	8,500	191,575
Toyo Suisan Kaisha Ltd. (a)	3,300	121,243
Toyoda Gosei Co. Ltd. (a)	6,900	163,070
		44,754,873
Jersey - 1.5%
Experian plc (a)	234,532	4,710,264
Glencore plc (a)	96,152	441,273
		5,151,537
Luxembourg - 0.8%
ArcelorMittal (a) (b)	108,673	2,803,345

Malaysia - 0.1%
AirAsia Berhad (a)	132,900	108,715
Genting Berhad (a)	42,400	95,986
Hong Leong Bank Berhad (a) (b)	2,700	10,150
IOI Properties Group Berhad (a)	87,600	41,932
		256,783
Mexico - 0.9%
Grupo Aerportuario Del Pacifico SAB de CV	4,000	40,963
Mexichem SAB de CV	1,900	5,009
Wal-Mart de Mexico SAB de CV	1,302,045	2,981,373
		3,027,345
Netherlands - 7.2%
Aegon N.V. (a)	332,808	1,939,934

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Netherlands - 7.2% (Continued)
AerCap Holdings N.V. (b)	74,067	$3,785,565
Airbus SE (a) (b)	24,737	2,354,830
Akzo Nobel N.V. (a)	4,507	415,676
CNH Industrial N.V. (a)	52,990	636,159
Core Laboratories N.V. (c)	26,053	2,571,431
Exor N.V. (a)	825	52,358
Ferrari N.V. (a)	23,620	2,613,499
Fiat Chrysler Automobiles N.V. (a) (b)	44,838	803,555
Koninklijke DSM N.V. (a)	28,633	2,344,058
Koninklijke KPN N.V. (a)	687,858	2,360,568
NN Group N.V. (a)	11,353	475,420
Randstad Holding N.V. (a)	5,175	319,832
STMicroelectronics N.V. (a)	13,692	265,614
Unilever N.V. (a)	796	47,052
Wolters Kluwer N.V. (a)	7,551	348,968
Yandex N.V. - Class A (b)	99,784	3,287,883
		24,622,402
New Zealand - 0.0% (d)
Ryman Healthcare Ltd. (a)	1,283	8,595

Norway - 1.0%
DNB ASA (a)	147,702	2,982,331
Marine Harvest ASA (a) (b) (c)	9,598	189,844
Norsk Hydro ASA (a)	2,266	16,536
Orkla ASA (a) (b)	12,145	124,637
Statoil ASA (a)	6,246	125,582
		3,438,930
Philippines - 0.1%
Ayala Land, Inc.	254,500	217,500
Megaworld Corp.	110,000	11,303
PLDT, Inc. (a)	4,280	139,472
SM Prime Holdings, Inc. (a)	9,600	6,504
		374,779
Poland - 0.2%
Cyfrowy Polsat S.A. (a)	20,618	146,684
PGE Polska Grupa Energetyczna S.A. (a) (b)	52,712	192,271

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Poland - 0.2% (Continued)
Polski Koncern Naftowy Orlen S.A. (a)	1,460	$48,718
Polskie Gornictwo Naftowe I Gazownictwo S.A. (a)	61,495	114,508
		502,181
Portugal - 0.1%
Jeronimo Martins SGPS S.A. (a)	11,358	224,194

Russia - 0.5%
MMC Norilsk Nickel PJSC (b)	6,033	1,040,675
Novolipetsk Steel PJSC (b)	122,270	281,270
Severstal PJSC (b)	18,200	274,941
Tatneft PJSC	35,590	254,511
		1,851,397
Singapore - 1.3%
Capitaland Ltd. (a)	13,900	36,777
DBS Group Holdings Ltd. (a)	171,910	2,646,355
Genting Singapore plc (a)	448,400	387,732
Hongkong Land Holdings Ltd. (a)	49,400	356,207
Hutchinson Port Holdings Trust (a)	208,600	89,909
Jardine Cycle & Carriage Ltd. (a)	4,600	133,859
Oversea-Chinese Banking Corp. Ltd. (a)	6,100	50,301
Sats Ltd. (a)	34,500	117,417
Sembcorp Industries Ltd. (a)	3,600	7,881
Singapore Exchange Ltd. (a)	83,500	455,583
Singapore Technologies Engineering Ltd. (a)	3,300	8,387
Yangzijiang Shipbuildings Holdings Ltd. (a)	56,600	59,827
		4,350,235
South Africa - 0.2%
Capitec Bank Holdings Ltd. (a) (b)	2,819	178,830
Exxaro Resources Ltd. (a)	3,215	29,275
Fortress Income Fund Ltd. (a)	81,509	233,307
Gold Fields Ltd. (a)	1,610	6,963
Growthpoint Properties Ltd. (a)	5,230	9,393
Mondi Ltd. (a)	475	12,693
Sibanye Gold Ltd. (a) (b)	124,754	140,165
Standard Bank Group Ltd. (a)	8,565	99,922
		710,548

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
South Korea - 1.8%
Amorepacific Corp. (a)	3,149	$715,238
Celltrion, Inc. (a) (b)	890	110,639
Dongbu Insurance Co. Ltd. (a)	4,080	260,810
Hana Financial Group, Inc. (a)	23,219	963,819
Hanmi Pharmaceutical Co. Ltd. (a) (b)	92	36,627
Hanwha Chemical Corp. (a)	1,609	45,806
Hanwha Life Insurance Co. Ltd. (a)	22,115	132,551
Hyundai Marine & Fire Insurance Co. Ltd. (a)	1,238	49,128
KB Financial Group, Inc. (a)	5,981	294,425
KT&G Corp. (a)	1,985	183,280
LG Corp. (a)	189	13,353
LG Electronics, Inc. (a)	1,346	97,264
Samsung Electronics Co. Ltd. (a)	852	1,918,263
Shinhan Financial Group Co. Ltd. (a)	7,842	346,797
SK Innovation Co. Ltd. (a)	2,253	392,904
Woori Bank (a)	33,497	523,239
		6,084,143
Spain - 3.2%
ACS Actividades de Construccion y Servicios S.A. (a)	69,873	2,592,107
Amadeus IT Group S.A. (a)	14,442	939,284
Banco Bilbao Vizcaya Argentaria S.A. - ADR (c)	247,215	2,205,159
Banco Bilbao Vizcaya Argentaria S.A. (a)	71,081	635,489
Banco Santander S.A.	18,521	129,303
Bankinter S.A. (a)	52,845	500,494
CaixaBank S.A. (a)	147,745	741,603
Dassault Systemes S.A. (a)	318	32,173
Enagas S.A. (a)	9,424	265,546
Iberdrola S.A. (a)	51,733	402,254
Industria de Diseno Textil S.A. (a) (b)	49,470	1,865,019
Red Electrica Corporacion S.A.	8,225	172,841
Repsol S.A. (a)	25,485	470,307
Telefonica S.A. (a) (b)	5,504	59,812
		11,011,391
Sweden - 1.7%
Alfa Laval AB (a)	4,786	117,047
Atlas Copco AB - A Shares (a)	91,511	3,881,525

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Sweden - 1.7% (Continued)
Boliden AB (a)	4,519	$153,258
Electrolux AB - Series B (a)	5,313	180,805
Husqvarna AB - B Shares (a)	24,164	248,805
Investor AB - B Shares (a)	619	30,620
Nordea Bank AB (a)	8,879	120,534
Skandinaviska Enskilda Banken AB (a)	4,085	53,886
SKF AB - B Shares (a) (b)	24,690	538,964
Svenska Handelsbanken AB (a)	5,113	77,237
Swedbank AB - A Shares (a)	11,560	320,066
Telefonaktiebolaget LM Ericsson - B Shares	4,254	24,424
Telia Co. AB (a) (b)	13,032	61,442
		5,808,613
Switzerland - 6.3%
Adecco Group AG (a)	36,571	2,849,458
Chubb Ltd.	32,555	4,640,716
Geberit AG (a)	585	276,988
Givaudan S.A. (a)	57	124,106
Julius Baer Group Ltd. (a)	39,232	2,328,368
Nestlé S.A. (a)	55,417	4,652,445
Novartis AG (a)	1,389	119,159
Partners Group Holding AG (a) (b)	1,438	976,397
Roche Holdings AG (a) (b)	14,832	3,791,906
Schindler Holding AG (a)	1,039	229,648
SGS S.A. (a)	120	288,195
Sika AG (a)	17	126,595
Straumann Holding AG (a)	308	198,108
Swiss Life Holding AG (a)	1,012	356,824
Swiss Re AG (a)	6,262	567,698
		21,526,611
Taiwan - 2.0%
Acer, Inc. (a) (b)	3,000	1,499
Asia Cement Corp. (a)	21,000	18,517
Catcher Technology Co. Ltd. (a)	59,000	550,834
Chang Hwa Commercial Bank Ltd. (a)	210,000	113,458
China Insurance Co. Ltd. (a)	289,940	272,897
Formosa Chemicals & Fibre Corp. (a)	94,000	285,681

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Taiwan - 2.0% (Continued)
Formosa Petrochemical Corp. (a)	12,000	$41,369
Foxconn Technology Co. Ltd. (a)	15,301	44,195
Hon Hai Precision Industry Co. Ltd. (a)	92,000	318,887
Pegatron Corp. (a)	3,000	7,796
Phison Electronics Corp. (a)	16,000	189,839
Powertech Technology, Inc. (a)	3,000	8,654
Shin Kong Financial Holding Co. Ltd. (a)	736,000	220,415
Taiwan High Speed Rail Corp. (a)	159,000	125,999
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	118,211	4,438,822
Transcend Information, Inc. (a)	15,000	42,378
Wistron Corp. (a)	224,678	179,840
		6,861,080
Thailand - 0.1%
Advanced Info Service PCL	14,000	80,276
KCE Electronics Public Co. Ltd. (a)	7,700	23,117
PTT Exploration & Production PCL N.V. (a)	7,900	21,259
Thai Oil Public Co. Ltd. (a)	24,700	68,642
TMB Bank plc (a)	672,100	50,902
		244,196
Turkey - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A.S. (a) (b)	955	7,048
Eregli Demir ve Celik Fabrikalari TAS (a)	26,286	57,030
Ford Otomotiv Sanayi A.S. (a) (b)	807	10,325
Tofas Turk Otomobil Fabrika A.S. (a)	1,723	14,926
Turk Telekomunikasyon A.S. (a) (b)	1,286	2,452
Turkiye Garanti Bankasi A.S. (a)	23,368	63,480
Turkiye Halk Bankasi A.S. (a)	60,038	204,156
Turkiye Is Bankasi A.S. (a)	5,599	10,652
Turkiye Petrol Rafinerileri A.S. (a)	495	16,889
		386,958
United Kingdom - 9.6%
3i Group plc (a)	26,338	322,411
Anglo American plc (a)	16,515	296,758
AstraZeneca plc (a)	1,891	125,736
BAE Systems plc (a)	266,560	2,257,094
Barclays plc (a)	192,022	497,836

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
United Kingdom - 9.6% (Continued)
Barratt Developments plc (a) (b)	15,024	$123,752
BHP Billiton plc (a)	184,121	3,248,515
British American Tobacco plc (a)	44,452	2,782,448
BT Group plc (a)	93,282	354,745
Burberry Group plc (a)	1,766	41,692
Centrica plc (a) (b)	81,282	203,692
Compass Group plc (a)	214,914	4,559,268
Croda International plc (a)	10,052	511,048
Diageo plc (a)	18,610	611,908
G4S plc (a)	83,685	312,172
GlaxoSmithKline plc (a)	13,565	271,132
HSBC Holdings plc - ADR (c)	47,735	2,358,586
InterContinental Hotels Group plc	1,501	79,396
Johnson Matthey plc (a)	1,586	72,716
Legal & General Group plc (a)	16,205	56,474
Lloyds TSB Group plc (a)	1,131,264	1,027,739
London Stock Exchange Group plc (a)	1,143	58,680
Mondi plc (a)	6,713	180,453
Old Mutual plc (a)	9,559	24,897
Persimmon plc (a)	1,574	54,464
Prudential plc (a)	9,643	230,727
Reckitt Benckiser Group plc (a)	57,612	5,263,112
Rolls-Royce Holdings plc (a)	8,753	104,095
Royal Dutch Shell plc - Class A - ADR (c)	52,550	3,183,479
Smith & Nephew plc (a)	12,082	218,352
Smith & Nephew plc - ADR (c)	57,235	2,083,354
Standard Chartered plc (a) (b)	43,033	427,818
Standard Life plc (a)	8,759	50,908
Taylor Wimpey plc (a) (b)	64,494	169,010
Tesco plc (a) (b)	210,959	528,955
		32,693,422

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
United States - 1.0%
Schlumberger Ltd.	45,240	$3,155,942
Yum China Holdings, Inc. (b)	7,337	293,260
		3,449,202

Total Common Stocks (Cost $271,159,971)		$327,222,136

PREFERRED STOCKS - 0.6%	Shares	Value
Brazil - 0.5%
Banco Bradesco S.A. (b)	57,900	$643,089
Braskem S.A. - Series A	900	12,036
Centrais Eletricas Brasileiras S.A. (b)	23,000	165,416
Cia Paranaense de Energia	8,900	78,817
Petroleo Brasileiro S.A. (b)	45,200	218,908
Suzano Papel e Celulose S.A. - Series A	600	3,486
Vale S.A. (b)	42,600	396,761
		1,518,513
Germany - 0.1%
Volkswagon AG (a)	1,950	318,345

South Korea - 0.0% (d)
Samsung Electronics Co. Ltd. (a)	62	112,211

Total Preferred Stocks (Cost $1,472,656)		$1,949,069

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.89% (e)	9,053,910	$9,053,910
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.07% (e) (f)	8,831,553	8,831,553
Total Money Market Funds (Cost $17,885,463)		$17,885,463

Total Investments at Value - 102.1% (Cost $290,518,090)		$347,056,668

Liabilities in Excess of Other Assets - (2.1%)		(7,147,320)

Net Assets - 100.0%		$339,909,348

(a)	Level 2 security (Note 1).
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $25,649,846 (Note 5).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of September 30, 2017.
(f)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of September 30, 2017 was $8,831,553.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $16,998,840 (Note 5).

ADR -	American Depositary Receipt.
Ltd. -	Limited.
plc -	Public Limited Company.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 11.5%	Par Value	Value
U.S. Treasury Bills - 0.3%
0.991%, due 12/07/17 (a)	$380,000	$379,314
1.139%, due 03/08/18 (a)	700,000	696,516
		1,075,830
U.S. Treasury Bonds - 1.4%
2.750%, due 11/15/42	2,710,000	2,674,855
2.875%, due 08/15/45	1,800,000	1,807,734
		4,482,589
U.S. Treasury Notes - 7.2%
0.750%, due 10/31/18	5,340,000	5,303,704
2.250%, due 03/31/21	3,610,000	3,674,021
2.000%, due 08/31/21	3,790,000	3,820,202
1.750%, due 03/31/22	4,160,000	4,136,438
1.875%, due 08/31/24	3,940,000	3,869,819
2.375%, due 05/15/27	1,950,000	1,958,074
		22,762,258
U.S. Treasury Inflation-Protected Notes - 0.2%
0.125%, due 04/15/22	634,133	634,090

U.S. Treasury Strips - 2.4%
3.111%, due 11/15/44 (a)	10,736,000	4,872,964
2.952%, due 11/15/46 (a)	6,972,000	2,968,529
		7,841,493

Total U.S. Treasury Obligations (Cost $36,639,046)		$36,796,260

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3%	Par Value	Value
Federal Home Loan Mortgage Corp. - 1.3%
2.874%, due 09/15/29 (a)	$3,000,000	$2,107,074
3.068%, due 12/14/29 (a)	1,450,000	1,009,009
4.288%, due 03/15/31 (a)	1,250,000	826,604
		3,942,687

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3% (Continued)	Par Value	Value
Federal National Mortgage Association - 1.6%
2.948%, due 05/15/29 (a)	$3,700,000	$2,626,455
3.018%, due 01/15/30 (a)	775,000	535,908
3.075%, due 05/15/30 (a)	2,900,000	1,982,379
		5,144,742
Tennessee Valley Authority - 0.4%
5.375%, due 04/01/56	410,000	558,444
4.250%, due 09/15/65	700,000	796,792
		1,355,236

Total U.S. Government Agency Obligations (Cost $10,442,731)		$10,442,665

AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.6%	Par Value	Value
Federal Home Loan Mortgage Corp. - 2.1%
Series 4249, Class CS, 4.300%, due 09/15/43	1,312,307	1,163,437
Series 4355, Class ZX, 4.000%, due 05/15/44	5,123,620	5,500,623
		6,664,060
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.3%
Series K-722, Class X1, 1.442%, due 03/01/23 (b)	2,269,287	132,889
Series 4077, Class TS, 4.774% (1MO LIBOR + 600), due 05/15/41 (b)	1,720,009	225,886
Series 3966, Class SA, 4.665% (1MO LIBOR + 590), due 12/15/41 (b)	2,372,395	330,526
Series 4089, Class SH, 4.765% (1MO LIBOR + 600), due 08/15/42 (b)	1,866,831	300,901
		990,202
Federal National Mortgage Association - 1.6%
Pool #FN AN3292, 2.860%, due 09/01/29	550,000	545,248
Pool #FN AN6349, 2.990%, due 09/01/29	500,000	490,556
TBA, 2.960%, due 11/01/29 (c)	500,000	494,065
TBA, 2.940%, due 10/01/32 (c)	1,450,000	1,429,614
TBA, 3.080%, due 10/01/32 (c)	500,000	494,426
TBA, 3.120%, due 10/01/32 (c)	500,000	497,345
Series 2016-75, Class ZP, 3.000%, due 10/25/46	1,409,259	1,264,070
		5,215,324

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.6% (Continued)	Par Value	Value
Federal National Mortgage Association Interest-Only Strips - 0.5%
Series 2011-124, Class NS, 5.262% (1MO LIBOR + 650), due 12/25/41 (b)	$2,044,955	$343,365
Series 2012-20, Class SA, 5.212% (1MO LIBOR + 645), due 03/25/42 (b)	1,865,186	300,284
Series 2012-76, Class SC, 4.762% (1MO LIBOR + 600), due 07/25/42 (b)	894,297	147,548
Series 2014-28, Class SD, 4.812% (1MO LIBOR + 650), due 05/25/44 (b)	6,419,335	1,038,268
		1,829,465

Total Agency Mortgage-Backed Obligations (Cost $15,297,975)		$14,699,051

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 17.2%	Par Value	Value
A10, LLC, Series 2016-1, Class A-1, 2.420%, due 03/15/35	$90,249	$89,792
Alliance Bancorp Trust, Series 2007-OA1, Class A-1, 1.474% (1MO LIBOR + 24), due 07/25/37 (b)	1,118,092	995,481
American Home Mortgage Assets, Series 2006-4, Class I-A1-1, 1.427% (1MO LIBOR + 19), due 10/25/46 (b)	1,191,078	936,751
American Home Mortgage Assets, Series 2006-6, Class A-1-A, 1.427% (1MO LIBOR + 19), due 12/25/46 (b)	813,737	676,319
Americold, LLC Trust, Series 2010-ART, Class C, 6.811%, due 01/14/21	50,000	55,441
Arbor Realty Commercial Real Estate, Series 2016-FL1, Class B, 4.176% (1MO LIBOR + 295), due 09/15/26 (b)	302,000	306,032
Barclays Commercial Mortgage Securities, Series 2014-BX0, Class E, 3.787% (1MO LIBOR + 375), due 08/15/27 (b)	236,000	236,726
Bayview Opportunity Master Fund, Series 2017-RN1, Class A-1, 3.597%, due 02/28/32 (b)	449,415	449,807
BCAPB, LLC Trust, Series 2007-AB1, Class A-5, 5.046%, due 03/25/37 (b)	4,569,834	3,267,909
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class I-M-1, 3.366%, due 01/01/35 (b)	727,467	715,743
Bear Stearns Commercial Mortgage Trust, Series 2007-PWR18, Class A-4, 5.700%, due 06/11/50	22,573	22,564
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.878%, due 05/10/58	120,000	124,359
CIM Trust, Series 2016-1, Class B2, 9.636%, due 07/26/55 (b)	1,000,000	951,250
CIM Trust, Series 2016-2, Class B2, 10.201%, due 02/01/56 (b)	1,000,000	941,250
CIM Trust, Series 2016-3, Class B2, 12.173%, due 02/27/56	1,000,000	941,250
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.394%, due 12/01/49 (b)	334,000	335,253
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-MA, 6.394%, due 12/01/49 (b)	120,000	120,225
Citi-Mortgage Alternative Loan Trust, Series 2006-A1, Class IA-6, 6.000%, due 04/25/36	3,109,633	2,967,671
Citi-Mortgage Alternative Loan Trust, Series 2007-A5, Class IA-6, 6.000%, due 05/25/37 (b)	3,416,156	3,202,383
CLNS Trust, Series 2017-IKPR, Class D, 3.273% (1MO LIBOR + 205), due 06/11/32 (b)	84,000	83,948
CLNS Trust, Series 2017-IKPR, Class E, 4.728% (1MO LIBOR + 350), due 06/11/32 (b)	84,000	84,079

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 17.2% (Continued)	Par Value	Value
CLNS Trust, Series 2017-IKPR, Class F, 5.728% (1MO LIBOR + 450), due 06/11/32 (b)	$84,000	$84,157
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A-4B, 6.093%, due 12/10/49	18,689	18,676
Commercial Mortgage Trust, Series 2012-CCRE4, Class C, 4.442%, due 10/15/45	69,000	68,262
Cosmopolitan Hotel Trust, Series 2016-COSMO, Class C, 3.884% (1MO LIBOR + 265), due 11/15/21 (b)	1,000,000	1,006,330
Countrywide Alternative Loan, Inc., Series 2007-16CB, Class 5-A-4, 6.250%, due 08/25/37 (b)	847,891	748,018
Countrywide Alternative Loan, Inc., Series 2007-OA7, Class A-1-A, 1.417% (1MO LIBOR + 18), due 05/25/47 (b)	1,013,927	974,527
Countrywide Asset Backed Securities, Inc., Series 2006-6, Class 1-A-1, 1.407% (1MO LIBOR + 175), due 09/25/36 (b)	1,827,837	1,715,644
Countrywide Home Loan Mortgage Trust, Series 2007-HY5, Class 3-A-1, 3.660%, due 09/25/37 (b)	2,494,084	2,403,907
Credit Suisse Commercial Mortgage Trust, Series 2014-WIN2, Class A-3, 3.500%, due 10/25/44	620,846	621,876
Credit Suisse Commercial Mortgage Trust, Series 2016-PR1, Class A-1, 5.040%, due 07/01/56 (b)	808,451	810,494
Credit Suisse Mortgage Trust, Series 2017-CHOP, Class E, 4.526% (1MO LIBOR + 330), due 07/15/32 (b)	169,000	169,213
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 3.441%, due 04/05/33 (b)	170,000	167,247
Deutsche Bank Alt-A Securities, Series 2006-AF1, Class A-4, 1.537% (3MO LIBOR + 30), due 04/25/36 (b)	972,025	855,899
First Franklin Mortgage Trust, Series 2004-FF10, Class M-1, 2.512% (1MO LIBOR + 127.50), due 07/25/34 (b)	588,981	596,921
FirstKey Mortgage Trust, Series 2014-1, Class A-8, 3.500%, due 11/25/44	432,168	440,931
Fort CRE, LLC, Series 2016-1, Class B, 3.250%, due 05/21/36	181,000	178,250
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class G-FX, 3.494%, due 12/15/34 (b)	581,224	571,696
GCAT, LLC, Series 2017-1, Class A-1, 144A, 3.375%, due 03/25/47	1,090,986	1,086,588
GE Business Loan Trust, Series 2007-1, Class C, 1.684% (1MO LIBOR + 45), due 04/16/35 (b)	629,922	577,939

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 17.2% (Continued)	Par Value	Value
GMAC Commercial Mortgage Securities, Series 2004-C3, Class D, 5.043%, due 12/10/41 (b)	$96,000	$97,820
GMAC Commercial Mortgage Securities, Series 2004-C3, Class E, 5.141%, due 12/10/41 (b)	160,000	158,704
Goldman Sachs Mortgage Securities Trust, Series 2013-GC13, Class D, 4.201%, due 07/10/23 (b)	60,000	55,538
GSAA Home Equity Trust, Series 2005-6, Class M-1, 1.667% (1MO LIBOR + 43) , due 06/25/35 (b)	1,300,000	1,187,369
GSAA Home Equity Trust, Series 2007-7, Class A4, 1.504%, due 07/25/37 (b)	876,909	831,979
Harborview Mortgage Loan Trust, Series 2006-14, Class 2A-1A, 1.378% (1MO LIBOR + 15), due 01/25/47 (b)	1,002,214	907,328
IMT Trust, Series 2017-APTS, Class EFL, 3.384% (1MO LIBOR + 215), due 06/15/34 (b)	56,000	55,930
IMT Trust, Series 2017-APTS, Class FFL, 4.084% (1MO LIBOR + 285), due 06/15/34 (b)	56,000	55,928
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.248%, due 10/15/23 (b)	84,000	82,077
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class B702, 144A, 4.234%, due 04/27/44	168,000	166,925
JPMCC Commercial Mortgage Trust, Series 2016-ASH, Class B, 3.378% (1MO LIBOR + 215), due 10/15/22 (b)	115,000	115,545
JPMCC Commercial Mortgage Trust, Series 2016-ASH, Class C, 3.976% (1MO LIBOR + 275), due 10/15/22 (b)	65,000	65,408
JPMCC RE-REMIC Trust, Series 2014-FRR1, Class A-K707, 4.347%, due 12/27/18	181,000	181,871
JPMorgan Chase Commercial Mortgage, Series 2015-MAR7, Class D, 144A, 5.227%, due 06/05/32 (b)	113,000	115,979
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class C, 144A, 2.484% (1MO LIBOR + 125), due 07/15/34 (b)	43,000	42,933
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class D, 3.183% (1MO LIBOR + 195), due 07/15/34 (b)	40,000	40,012
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class E, 144A, 4.183% (1MO LIBOR + 295), due 07/15/34 (b)	36,000	36,067
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class F, 144A, 4.983% (1MO LIBOR + 375), due 07/15/34 (b)	50,000	50,125

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 17.2% (Continued)	Par Value	Value
JPMorgan Chase Commercial Mortgage, Series 2015-JP1, Class F, 4.900%, due 01/01/49 (b)	$240,000	$177,056
JPMorgan Chase Commercial Mortgage, Series 2007-LDPX, Class A-M, 5.464%, due 01/15/49 (b)	51,598	51,556
JPMorgan Chase Commercial Trust, Series 2016-WPT, Class E, 6.226% (1MO LIBOR + 500), due 10/15/18 (b)	181,000	182,710
JPMorgan Chase Commercial Trust, Series 2007-CIBC19, Class A-M, 5.990%, due 02/12/49 (b)	19,479	19,517
JPMorgan Commercial Mortgage Trust, Series 2004-CIBC10, Class D, 5.097%, due 01/12/37	189,000	193,604
JPMorgan Commercial Mortgage Trust, Series 2006-LDP9, Class A-MS, 5.337%, due 05/15/47	176,000	174,476
Lehman Brothers-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-J, 6.243%, due 09/15/45	120,000	121,766
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.701%, due 03/10/49	274,000	253,298
LSTAR Securities Investments Ltd., Series 2016-4, Class A-1, 3.231% (1MO LIBOR + 200), due 10/01/18 (b)	942,424	942,458
LSTAR Securities Investments Ltd., Series 2016-7, Class A-1, 3.227% (1MO LIBOR + 200), due 12/01/18 (b)	1,370,161	1,370,161
LSTAR Securities Investments Ltd., Series 2016-5, Class A-1, 144A, 2.546%, due 11/01/21	495,411	495,367
Luminent Mortgage Trust, Series 2006-2, Class A-1-A, 1.434% (1MO LIBOR + 20), due 02/25/46 (b)	1,415,868	1,149,077
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-M, 6.017%, due 06/01/50 (b)	181,000	181,108
Morgan Stanley BAML Trust, Series 2014-C19, Class LNC-3, 4.749%, due 12/15/24 (b)(c)	994,068	1,004,952
Morgan Stanley BAML Trust, Series 2014-C17, Class C, 4.607%, due 08/15/47 (b)	117,000	117,373
Morgan Stanley BAML Trust, Series 2015-C20, Class D, 3.071%, due 02/15/48 (b)	232,000	173,740
Morgan Stanley Capital I Trust, Series 2006-NC1, Class M-1, 1.614% (1MO LIBOR + 380), due 12/25/35 (b)	1,000,000	971,801
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A-M, 6.052%, due 12/12/49	86,263	86,371

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 17.2% (Continued)	Par Value	Value
Morgan Stanley REMIC Trust, Series 2010-R5, Class 4-B, 2.479%, due 06/26/36 (b)	$802,271	$677,952
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.915%, due 10/25/49 (b)	2,216,711	2,260,101
Rait Trust, Series 2017-FL7, Class B, 2.826% (1MO LIBOR + 160), due 06/15/37 (b)	169,000	169,000
Residential Accredited Loans, Inc., Series 2006-QS15, Class A-3, 6.500%, due 10/25/36	1,347,609	1,253,952
Residential Accredited Loans, Inc., Series 2006-QO2, Class A-1, 1.454% (1MO LIBOR + 22), due 02/25/46 (b)	2,056,974	917,177
Residential Accredited Loans, Inc., Series 2006-Q05, Class I-A-1, 1.449% (1MO LIBOR + 21.50), due 05/25/46 (b)	1,129,004	1,066,983
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, 144A, 3.234% (1MO LIBOR + 200), due 07/15/34 (b)	130,000	130,000
Stanwich Mortgage Loan Trust, Series 2017-NPA1, Class A-1, 3.597%, due 03/16/22 (b)	554,461	554,461
Structured Asset Investment Loan, Series 2005-11, Class A7, 1.597% (1MO LIBOR + 36), due 01/25/36 (b)	742,046	733,783
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.250%, due 04/01/45 (b)	142,000	154,325
Velocity Commercial Capital Loan Trust, Series 2016-1, Class A-FX, 3.533%, due 04/25/46	333,435	335,803
Wachovia Asset Securitization, Series 2007-HE2, Class A, 1.367% (1MO LIBOR + 13), due 07/25/37 (b)	1,696,758	1,591,290
Wachovia Asset Securitization, Series 2007-HE1, Class A, 1.377% (1MO LIBOR + 14), due 07/25/37 (b)	1,423,453	1,339,261
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class F, 5.364%, due 05/15/43 (b)	104,057	103,979
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A-M, 6.200%, due 06/15/45 (b)	31,335	31,549
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A-J, 5.825%, due 07/15/45	56,790	57,419
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A-J, 5.632%, due 10/15/48	103,798	103,731
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.190%, due 02/15/51 (b)	175,000	179,255

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 17.2% (Continued)	Par Value	Value
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class B, 3.276% (1MO LIBOR + 205), due 06/15/29 (b)	$148,000	$148,686
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class C, 3.726% (1MO LIBOR + 205), due 06/15/29 (b)	125,000	125,708
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C, 5.029%, due 06/15/49	141,000	147,163
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class D, 5.766%, due 04/01/22 (b)	89,000	89,191
Winwater Mortgage Loan Trust, Series 2016-1, Class 2A-3, 3.000%, due 12/20/30	358,072	358,967
Total Non-Agency Mortgage-Backed Obligations (Cost $53,235,683)		$55,044,473

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.9%	Par Value	Value
American Home Mortgage Assets Trust, Series 2007-1, Class IO-P, 2.078%, due 05/25/47 (b)	$7,854,968	$1,517,580
Barclays Commercial Mortgage Securities, Series 2017-C1, Class X-A, 1.693%, due 02/01/27 (b)	1,978,758	208,799
BofA Merrill Lynch Commercial Mortgage Trust, Series 2016-UBS10, Class X-A, 2.163%, due 06/15/49 (b)	1,112,008	120,319
CD Commercial Mortgage Trust, Series 2016-CD1, Class X-A, 1.573%, due 08/10/26 (b)	1,984,858	188,189
CD Commercial Mortgage Trust, Series 2017-CD4, Class X-A, 1.484%, due 05/01/50 (b)	1,760,184	162,606
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class X-A, 1.844%, due 06/15/50 (b)	1,433,352	146,445
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class X-A, 1.920%, due 05/10/58 (b)	1,284,781	137,741
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class X-A, 2.168%, due 08/10/26 (b)	1,229,677	153,545
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class X-A, 1.805%, due 04/10/49 (b)	3,817,726	440,460
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class X-A, 2.099%, due 05/10/49 (b)	1,168,915	145,931
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class X-A, 1.940%, due 08/10/49 (b)	1,887,722	227,213
Commercial Mortgage Trust, Series 2013-CCRE12, Class X-A, 1.494%, due 10/01/46 (b)	3,887,499	209,900
Commercial Mortgage Trust, Series 2015-LC21, Class X-A, 0.999%, due 07/10/48 (b)	1,903,784	79,709
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class X-A, 1.969%, due 01/15/49 (b)	988,931	106,985
Goldman Sachs Mortgage Securities Trust, Series 2013-GC10, Class X-A, 1.712%, due 01/10/23 (b)	2,294,610	146,403
Goldman Sachs Mortgage Securities Trust, Series 2016-GS2, Class X-A, 1.818%, due 05/10/49 (b)	1,038,856	106,519
JPMCC Commercial Mortgage Trust, Series 2016-JP2, Class X-A, 2.010%, due 08/15/49 (b)	1,929,429	233,229
JPMDB Commercial Mortgage Securities, Series 2016-C2, Class X-A, 1.861%, due 06/01/49 (b)	1,254,304	118,192

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.9% (Continued)	Par Value	Value
LSTAR Commercial Mortgage Trust, Series 2016-4, Class X-A, 2.105%, due 03/01/49 (b)	$1,617,810	$126,642
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.392%, due 03/10/50 (b)	2,964,481	159,133
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C19, Class X-A, 1.283%, due 12/01/47 (b)	3,484,169	174,559
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C27, Class X-A, 1.174%, due 12/15/47 (b)	25,903,307	1,571,389
Morgan Stanley Capital I Trust, Series 2016-UBS11, Class X-A, 1.808%, due 08/15/49 (b)	5,799,511	582,432
Morgan Stanley Capital I Trust, Series 2016-UB12, Class X-A, 0.966%, due 12/15/49 (b)	3,252,525	167,742
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class X-A, 2.183%, due 10/01/48 (b)	8,112,042	978,594
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class X-A, 2.157%, due 07/15/48 (b)	6,820,280	858,157
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $8,509,299)		$9,068,413

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 13.6%	Par Value	Value
AABS Ltd., Series 2013-1, Class A, 4.875%, due 01/15/38	$351,655	$355,171
Anchorage Credit Funding Ltd., Series 2016-3A, Class A, 3.850%, due 10/28/33	1,000,000	1,003,944
Anchorage Credit Funding Ltd., Series 2016-4A, Class A, 3.500%, due 02/15/35	2,000,000	2,001,761
Apollo Aviation Securitization Equity Trust, Series 2014-1, Class A, 5.125%, due 12/15/29	1,049,380	1,059,874
Apollo Aviation Securitization Equity Trust, Series 2014-1, Class B, 7.375%, due 12/15/29	524,690	528,625
Apollo Aviation Securitization Equity Trust, Series 2016-1A, Class A, 4.875%, due 03/17/36 (b)	850,000	873,085
Apollo Aviation Securitization Equity Trust, Series 2016-2, Class A, 4.212%, due 11/15/41	1,571,140	1,576,686
Arcadia Receivables Credit Trust, Series 2017-1, Class A, 144A, 3.250%, due 06/15/23	280,406	282,096
Capital Automotive REIT, Series 2017-1, Class A-1, 144A, 3.870%, due 04/15/47 (b)	1,892,083	1,908,069
Castle Air Securities Trust, Series 2015-1, Class A, 4.703%, due 12/15/40	1,168,270	1,183,292
Castlelake Aircraft Securitization, Series 2017-1, Class A, 3.966%, due 07/15/42 (b)	1,281,930	1,279,955
Cerberus Loan Funding XVII, Series 2016-17, Class A, 3.483% (3MO LIBOR + 253), due 01/15/28 (b)	1,000,000	999,146
Chesterfield Financial Holding, LLC, Series 2014-1A, Class A, 4.499%, due 12/15/34 (b)	734,000	739,354
CIFC Funding Ltd., Series 2012-2A, Class A2RL, 3.217% (3MO LIBOR + 190), due 12/05/24 (b)	1,500,000	1,501,186
Diamond Head Aviation Ltd., Series 2015-1, Class A, 3.810%, due 07/14/28	605,736	608,765
Drug Royalty III, L.P., Series 2016-1, Class NT, 3.979%, due 04/15/27	729,380	730,855
Dryden Senior Loan Fund, Series 2015-37, Class COMB, 7.082%, due 04/15/27	1,000,000	914,700
Earnest Student Loan Program, LLC, Series 2016-C, Class B, 4.460%, due 01/26/37	759,239	776,166
ECAF I Ltd., Series 2015-1, Class A-2, 4.947%, due 06/15/40	932,774	932,024
Falcon Aerospace Ltd., Series 2017-1-A, Class A, 4.581%, due 02/15/42 (b)	720,825	731,872

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 13.6% (Continued)	Par Value	Value
FDF Ltd., Series 2016-2A, Class A, 4.285%, due 05/12/61 (b)	$1,000,000	$1,024,134
Halcyon Loan Advisors Funding, Series 2012-2, Class C, 4.123% (3MO LIBOR + 285), due 12/20/24 (b)	1,500,000	1,501,755
Harbour Aircraft Investments Ltd., Series 2016-1, Class A, 4.703%, due 07/15/41 (b)	868,797	884,809
Helios Issuer, LLC, Series 2017-1A, Class A, 4.939%, due 09/20/49 (b)	1,173,452	1,185,697
Ivy Hill Middle Market Credit Funding, Series 2014-9, Class B-1, 3.753% (3MO LIBOR + 245), due 10/18/25 (b)	2,000,000	2,003,738
Jimmy John’s Funding, LLC, Series 2017-1A, Class A2I, 144A, 3.610%, due 07/30/47 (b)	1,000,000	1,005,280
Kabbage Funding, LLC, Series 2017-1, Class A, 144A, 4.571%, due 03/15/22	1,000,000	1,024,790
Newmark Capital Funding, Series 2014-2A, Class D, 4.498% (3MO LIBOR + 350), due 06/30/26 (b)	1,159,000	1,159,570
OZLM Funding IX Ltd., Series 2014-9A, Class A2-R, 2.806% (3MO LIBOR + 165), due 01/20/27 (b)	1,000,000	1,005,768
PFP Ltd., Series 2015-2, Class A-S, 3.227% (1MO LIBOR + 200), due 07/14/34 (b)	1,000,000	998,931
Putnam Structured Product Funding, Series 2003-1, Class A2, 144, 2.226% (1MO LIBOR + 100), due 10/15/38 (b)	1,462,882	1,381,012
Raspro Trust, Series 2005-1A, Class B, 1.931% (1MO LIBOR + 62.5), due 03/23/24 (b)	792,279	750,685
Rise Ltd., Series 2014-1A, Class A, 4.750%, due 02/15/39	1,014,246	1,024,389
Springfield Funding Trust, Series 2015-A, Class A, 3.160%, due 11/15/24	1,000,000	1,006,985
SRERS Funding Ltd., Series 2011, Class A1B-2, 1.478% (1MO LIBOR + 25), due 05/09/46 (b)	495,120	356,560
Store Master Funding I, Series 2016-1, Class A-1, 3.960%, due 10/20/26 (b)	2,016,963	2,014,642
Taco Bell Funding, LLC, Series 2016-1, Class A-2-II, 4.377%, due 05/25/46	1,039,500	1,081,880
Textainer Marine Containers Ltd., Series 2017-2A, Class A, 144A, 3.520%, due 06/20/42 (b)	1,667,197	1,660,540
Vibrant CLO II Ltd., Series 2013-2A, Class A2AR, 144A, 2.754% (3MO LIBOR + 145), due 07/24/24 (b)	1,000,000	999,990
Wendy’s Funding, LLC, Series 2015-1, Class A2-III, 4.497%, due 06/15/45	980,000	1,006,823

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 13.6% (Continued)	Par Value	Value
Wrightwood Capital Real Estate CDO, Series 2005-1, Class B, 1.601% (3MO LIBOR + 435), due 11/21/40 (b)	$454,093	$450,560
Total Asset-Backed Securities (Cost $42,912,078)		$43,515,164

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 11.3%	Par Value	Value
ABPCI Direct Lending Fund CLO, Series 2016-1A, Class A, 4.077% (3MO LIBOR + 270), due 12/22/28 (b)	$1,000,000	$997,399
ALM Loan Funding, Series 2016-19A, Class B, 4.303% (3MO LIBOR + 300), due 07/15/28 (b)	250,000	251,573
Annisa CLO Ltd., Series 2016, Class B, 3.406% (3MO LIBOR + 210), due 07/20/28 (b)	500,000	501,329
Apidos CLO, Series 2016-24A, Class C, 5.106% (3MO LIBOR + 395), due 07/20/27 (b)	500,000	506,743
Atrium CDO Corp., Series 2013-9R, Class D-R, 144A, 4.917% (3MO LIBOR + 360), due 05/28/30 (b)	500,000	497,374
Babson CLO Ltd., Series 2012-II, Class SUB, 0.000%, due 05/15/23	1,000,000	205,727
BlueMountain CLO Ltd., Series 2016-2, Class C, 5.271% (3MO LIBOR + 410), due 08/20/28 (b)	500,000	504,692
Canyon Capital CLO Ltd., Series 2014-1A, Class C, 4.289% (3MO LIBOR + 325), due 04/30/25 (b)	250,000	250,302
Cent CLO, L.P., Series 2012-16A, Class A-2R, 3.419% (3MO LIBOR + 225), due 08/01/24 (b)	500,000	500,535
Cent CLO, L.P., Series 2012-16A, Class B-R, 4.369% (3MO LIBOR + 320), due 08/01/24 (b)	1,000,000	1,000,118
Cerberus Onshore II CLO, LLC, Series 2015-1A, Class B, 4.353% (3MO LIBOR + 305), due 11/06/25 (b)	2,000,000	1,999,952
Flagship CLO, Series 2013-7A, Class C-R, 3.506% (3MO LIBOR + 235), due 01/20/26 (b)	1,500,000	1,503,255
Flagship CLO VIII, Series 2014-8A, Class B-R, 2.858% (3MO LIBOR +170), due 01/16/26 (b)	1,300,000	1,306,587
Fortress Credit BSL II Ltd., Series 2013-2A, Class B-R, 144A, 2.956% (3MO LIBOR + 165), due 10/19/25 (b)	1,500,000	1,507,079
Fortress Credit Investments IV CLO, Series 2015-4A, Class B, 3.203% (3MO LIBOR + 190), due 07/17/23 (b)	1,250,000	1,250,875
Fortress Credit Opportunities CLO, Series 2014-3A, Class A1-TR, 2.800% (3MO LIBOR + 165), due 04/28/26 (b)	2,300,000	2,309,896
Fortress Credit Opportunities CLO, Series 2014-5A, Class B-R, 3.539% (3MO LIBOR + 235), due 10/15/26 (b)	1,000,000	1,006,897
Fortress Credit Opportunities CLO, Series 2014-5A, Class C-R, 4.349% (3MO LIBOR + 315), due 10/15/26 (b)	1,000,000	1,003,100
Fortress Credit Opportunities CLO, Series 2016-7A, Class B, 4.269%, due 12/15/28 (b)	1,000,000	997,375

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 11.3% (Continued)	Par Value	Value
Galaxy XXII CLO Ltd., Series 2016-22A, Class D, 5.608% (3MO LIBOR + 445), due 07/16/28 (b)	$500,000	$501,344
Golub Capital Partners CLO, Series 2014-21A, Class B, 3.764% (3MO LIBOR + 245), due 10/25/26 (b)	700,000	691,030
Golub Capital Partners CLO, Series 2015-25, Class A-1, 2.971% (3MO LIBOR + 180), due 08/05/27 (b)	1,000,000	1,001,646
Golub Capital Partners CLO, Series 2016-33I, Class A, 3.391% (3MO LIBOR + 248), due 11/21/28 (b)	2,250,000	2,244,041
Great Lakes CLO Ltd., Series 2015-1A, Class A-1, 3.253% (3MO LIBOR + 195), due 07/15/26 (b)	1,000,000	1,002,819
Keuka Park CLO Ltd., Series 2013, 0.000%, due 10/21/24	1,250,000	143,842
KVK CLO Ltd., Series 2013-1A, Class SUB, 0.000%, due 04/14/25	1,150,000	405,078
Nelder Grove CLO Ltd., Series 2014-1A, Class B-R, 3.000% (3MO LIBOR + 180), due 08/28/26 (b)	1,000,000	1,007,152
NXT Capital CLO, LLC, Series 2017-1A, Class A, 3.129% (3MO LIBOR + 170), due 04/01/29 (b)	1,200,000	1,198,654
Octagon Investment Partners, Series 2016-1A, Class B, 3.170% (3MO LIBOR + 215), due 07/15/27 (b)	250,000	252,179
Octagon Investment Partners XXI, Series 2014-21, Class D, 7.781%, due 11/14/26 (b)	250,000	252,928
Steele Creek CLO Ltd., Series 2014-1A, Class B-R, 3.021% (3MO LIBOR + 185), due 08/21/26 (b)	1,000,000	1,006,353
Symphony CLO XIV Ltd., Series 2014-14A, Class D-2, 4.903% (3MO LIBOR + 360), due 07/14/26 (b)	500,000	502,181
TCI-Cent CLO, Series 2016-1A, Class C, 4.934% (3MO LIBOR + 400),due 12/21/29 (b)	500,000	501,115
TCI-Flatiron, Series 2016-1A, Class B, 3.223% (3MO LIBOR + 220), due 07/17/28 (b)	250,000	251,834
TCI-Flatiron, Series 2016-1A, Class C, 4.073% (3MO LIBOR + 305), due 07/17/28 (b)	250,000	250,151
TCP Waterman CLO, LLC, Series 2016-1A, Class A-1J, 3.545% (3MO LIBOR + 230), due 12/15/28 (b)	1,000,000	1,004,729
Treman Park CLO Ltd., Series 2015, Class COMB, 4.500%, due 04/20/27	500,000	431,036
Venture CDO Ltd., Series 2012-12A, Class B-R, 2.830% (3MO LIBOR + 163), due 02/28/26 (b)	1,000,000	1,001,395

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 11.3% (Continued)	Par Value	Value
Venture CDO Ltd., Series 2016-23A, Class B, 3.606% (3MO LIBOR + 230), due 07/19/28 (b)	$500,000	$500,777
Voya CLO IV Ltd., Series 2007-4A, Class C, 3.241% (3MO LIBOR + 220), due 06/14/22 (b)	1,500,000	1,500,008
Voya CLO Ltd., Series 2016-2A, Class C, 5.556% (3MO LIBOR + 425), due 07/19/28 (b)	500,000	501,543
Westcott Park CLO, Series 2016, Class D, 5.380% (3MO LIBOR + 435), due 07/20/28 (b)	500,000	507,120
Whitehorse VIII Ltd. CLO, Series 2014-1A, Class B, 3.219% (3MO LIBOR + 205), due 05/01/26 (b)	1,100,000	1,102,688
Wind River CLO I Ltd., Series 2012-1A, Class D-R, 5.258% (3MO LIBOR + 410), due 01/15/26 (b)	250,000	251,715
Total Collateralized Loan Obligations (Cost $37,800,307)		$36,114,166

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 4.0%	Par Value	Value
Consumer Discretionary - 0.3%
Amazon.com, Inc., 144A, 4.050%, due 08/22/47	$110,000	$112,103
Comcast Corp., 4.400%, due 08/15/35	115,000	124,682
eBay, Inc., 2.750%, due 01/30/23	125,000	124,606
Ford Motor Co., 7.450%, due 07/16/31	170,000	220,168
General Motors Co., 2.110%, (3MO LIBOR + 80) due 08/07/20 (b)	40,000	40,036
Hasbro, Inc., 3.500%, due 09/15/27	25,000	24,777
Home Depot, Inc. (The), 3.000%, due 04/01/26	80,000	80,279
Omnicom Group, Inc., 3.600%, due 04/15/26	155,000	156,255
		882,906
Consumer Staples - 0.1%
Anheuser-Busch InBev S.A./N.V., 4.900%, due 02/01/46	65,000	73,422
BAT Capital Corp., 144A, 2.191%, (3MO LIBOR + 100) due 08/15/22 (b)	20,000	20,065
Kraft Heinz Co. (The), 2.000%, due 07/02/18	80,000	80,164
Smithfield Foods, Inc., 144A, 4.250%, due 02/01/27	120,000	124,055
		297,706

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 4.0% (Continued)	Par Value	Value
Energy - 1.1%
Buckeye Partners, L.P., 3.950%, due 12/01/26	$800,000	$789,232
Canadian Natural Resources Ltd., 2.950%, due 01/15/23	145,000	144,152
CNOOC Finance (2015) U.S.A., LLC, 3.500%, due 05/05/25	500,000	507,631
Enable Midstream Partners, L.P., 4.400%, due 03/15/27	85,000	86,455
Energy Transfer Partners, L.P., 4.750%, due 01/15/26	75,000	78,951
Energy Transfer Partners, L.P., 4.200%, due 04/15/27	15,000	15,187
EQT Corp., 2.106%, (3MO LIBOR + 77) due 10/01/20 (b)	400,000	400,824
Kinder Morgan Energy Partners, 6.950%, due 01/15/38	95,000	115,229
Petroleos Mexicanos, 144A, 6.750%, due 09/21/47	65,000	69,154
Phillips 66, 5.875%, due 05/01/42	55,000	67,655
Reliance Holdings USA, 5.400%, due 02/14/22	800,000	879,038
Schlumberger Holdings Corp., 144A, 2.350%, due 12/21/18	65,000	65,373
Sunoco Logistics Partners, 5.950%, due 12/01/25	245,000	277,527
Valero Energy Corp., 6.625%, due 06/15/37	50,000	63,087
Williams Partners, L.P., 3.750%, due 06/15/27	60,000	59,913
		3,619,408

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 4.0% (Continued)	Par Value	Value
Financials - 0.8%
Ally Financial, Inc., 4.125%, due 03/30/20	$125,000	$128,750
American Express Co., 2.500%, due 08/01/22	190,000	189,782
American Express Credit Corp., 2.700%, due 03/03/22	35,000	35,416
American Tower Corp., 3.550%, due 07/15/27	130,000	129,166
Athene Global Funding, 144A, 3.000%, due 07/01/22	110,000	109,556
Australia & New Zealand Banking Group Ltd., 144A, 4.875%, due 01/12/21	125,000	135,117
Citigroup, Inc., 2.414%, (3MO LIBOR + 110) due 05/17/24 (b)	190,000	190,420
Crown Castle International Corp., 3.650%, due 09/01/27	105,000	104,942
Discover Financial Services, 4.100%, due 02/09/27	110,000	111,770
Liberty Mutual Group, Inc., 144A, 6.500%, due 05/01/42	100,000	130,369
Manufacturing Americas Holding Corp., 2.250%, due 02/10/20	65,000	65,120
MetLife, Inc., 144A, 9.250%, due 04/08/38	250,000	371,251
Morgan Stanley, 2.750%, due 05/19/22	80,000	80,443
Morgan Stanley, 3.591%, due 07/22/28	80,000	80,298
New York Life Global Funding, 144A, 2.300%, due 06/10/22	45,000	44,830
New York Life Global Holding, 144A, 2.900%, due 01/17/24	85,000	86,067
Royal Bank of Scotland Group plc, 3.498%, due 05/15/23	200,000	201,228
S&P Global, Inc., 4.400%, due 02/15/26	65,000	70,036
Synchrony Financial, 3.000%, due 08/15/19	120,000	121,962
TIAA Asset Management Finance Co., LLC, 144A, 2.950%, due 11/01/19	80,000	81,331
Wells Fargo & Co., 3.584%, due 05/22/28	80,000	80,972
Westpac Banking Corp., 2.000%, due 08/19/21	15,000	14,809
Westpac Banking Corp., 2.500%, due 06/28/22	15,000	14,993
		2,578,628
Health Care - 0.2%
AbbVie, Inc., 4.700%, due 05/14/45	85,000	92,661
Becton Dickinson and Co., 2.894%, due 06/06/22	145,000	145,471
Cardinal Health, Inc., 4.368%, due 06/15/47	105,000	107,513
Teva Pharmaceuticals Financial Co. BV, 2.800%, due 07/21/23	130,000	123,993
Zimmer Biomet Holdings, Inc., 2.700%, due 04/01/20	125,000	126,248
		595,886

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 4.0% (Continued)	Par Value	Value
Industrials - 0.3%
Boeing Co., 6.875%, due 03/15/39	$90,000	$130,490
Burlington North Santa Fe Corp., 4.550%, due 09/01/44	100,000	110,910
CSX Corp., 3.800%, due 11/01/46	90,000	86,547
Delta Airlines, Inc., 3.625%, due 03/15/22	55,000	56,529
General Motors Financial Corp., 3.950%, due 04/13/24	130,000	133,147
Lockheed Martin Corp., 4.700%, due 05/15/46	115,000	128,631
Maxim Integrated Products, Inc., 3.450%, due 06/15/27	65,000	65,392
Penske Truck Leasing Co., L.P., 144A, 4.200%, due 04/01/27	55,000	57,683
Reynolds American, Inc., 4.000%, due 06/12/22	70,000	73,949
Waste Management, Inc., 4.100%, due 03/01/45	35,000	36,979
		880,257
Information Technology - 0.1%
Arrow Electronics, Inc., 3.875%, due 01/12/28	65,000	64,861
Broadcom Corp., 3.625%, due 01/15/24	60,000	61,643
Fidelity National Information Services, Inc., 3.625%, due 10/15/20	53,000	55,190
Oracle Corp., 4.125%, due 05/15/45	120,000	125,206
VMware, Inc., 2.950%, due 08/21/22	205,000	206,224
		513,124
Materials - 0.6%
Applied Materials, Inc., 4.350%, due 04/01/47	70,000	74,908
BHP Billiton Finance USA Ltd., 144A, 6.750%, due 10/19/75	450,000	529,875
Tamaha Gold, Inc., 4.950%, due 07/15/24	1,075,000	1,101,875
Vale Overseas Ltd., 5.875%, due 06/10/21	90,000	98,955
		1,805,613
Real Estate - 0.1%
Hospitality Properties Trust, 5.250%, due 02/15/26	200,000	214,487

Telecommunication Services - 0.2%
AT&T, Inc., 3.800%, due 03/01/24	130,000	133,728
British Telecommunications plc, 5.950%, due 01/15/18	285,000	288,459
Charter Communications, LLC, 4.908%, due 07/23/25	75,000	80,176
Orange S.A., 2.750%, due 02/06/19	100,000	101,211
Verizon Communications, Inc., 4.400%, due 11/01/34	85,000	85,054
		688,628

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 4.0% (Continued)	Par Value	Value
Utilities - 0.2%
Duke Energy Corp., 3.950%, due 08/15/47	$45,000	$44,608
Duke Energy Progress, Inc., 4.150%, due 12/01/44	95,000	101,328
Exelon Corp., 3.400%, due 04/15/26	160,000	160,888
Fortis, Inc., 144A, 2.100%, due 10/04/21	140,000	137,458
MidAmerican Energy Holdings, 6.500%, due 09/15/37	95,000	126,945
Nextera Energy Capital Holding, Inc., 3.550%, due 05/01/27	65,000	66,809
Southern Co. (The), 2.450%, due 09/01/18	146,000	147,020
		785,056

Total Investment-Grade Corporate Obligations (Cost $12,685,497)		$12,861,699

HIGH YIELD CORPORATE OBLIGATIONS - 2.7%	Par Value	Value
Consumer Discretionary - 0.4%
1011778 B.C. ULC/New Red Finance, Inc., 5.000%, due 10/15/25	$15,000	$15,186
Cengage Learning, Inc., 144A, 9.500%, due 06/15/24	60,000	52,200
Constellation Merger Sub, Inc., 144A, 8.500%, due 09/15/25	35,000	34,388
CRC Escrow Issuer, LLC, 144A, 5.250%, due 10/15/25	70,000	70,000
Eldorado Resorts, Inc., 6.000%, due 04/01/25	65,000	68,250
GLP Capital, L.P./Financing II, 5.375%, due 04/15/26	75,000	81,844
Hilton Domestic Operating Co., Inc., 144A, 4.250%, due 09/01/24	80,000	81,600
Landry's, Inc., 6.750%, due 10/15/24	40,000	40,450
New Red Finance, Inc., 144A, 4.250%, due 05/15/24	65,000	65,228
PetSmart, Inc., 144A, 7.125%, due 03/15/23	40,000	31,192
PetSmart, Inc., 144A, 5.875%, due 06/01/25	40,000	34,900
Pinnacle Entertainment, Inc., 5.625%, due 05/01/24	80,000	81,800
Prime Securities Service Borrower, LLC, 144A, 9.250%, due 05/15/23	70,000	77,249
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, due 05/15/21	325,000	328,249
Six Flags Entertainment Corp., 144A, 4.875%, due 07/31/24	80,000	81,400
United Continental Holdings, Inc., 4.250%, due 10/01/22	15,000	15,113
Viking Cruises Ltd., 144A, 5.875%, due 09/15/27	65,000	65,224
		1,224,273

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.7% (Continued)	Par Value	Value
Consumer Staples - 0.1%
JBS USA LUX SA/JBS USA Finance, Inc., 144A, 7.250%, due 06/01/21	$80,000	$81,600
Kronos Acquisition Holdings, Inc., 144A, 9.000%, due 08/15/23	85,000	82,874
Pilgrim's Pride Corp., 144A, 5.750%, due 03/15/25	75,000	77,438
Post Holdings, Inc., 144A, 5.500%, due 03/01/25	65,000	67,438
SM Energy Co., 5.000%, due 01/15/24	85,000	80,113
		389,463
Energy - 0.3%
Cheniere Energy Partners, 144A, 5.250%, due 10/01/25	65,000	66,463
Dynagas LNG Partners, 6.250%, due 10/30/19 (d)	500,000	497,499
FTS International, Inc., 6.250%, due 05/01/22	35,000	32,025
MEG Energy Corp., 144A, 7.000%, due 03/31/24	35,000	30,013
Noble Holding International Ltd., 7.750%, due 01/15/24	10,000	8,875
Peabody Securities Finance Corp., 144A, 6.000%, due 03/31/22	75,000	77,437
Sanchez Energy Corp., 6.125%, due 01/15/23	85,000	72,675
Seven Generations Energy Ltd., 144A, 5.375%, due 09/30/25	35,000	35,263
		820,250
Financials - 1.1%
Alliant Holdings Intermediate, LLC, 144A, 8.250%, due 08/01/23	55,000	58,151
American Equity Investment Life Holding Co., 5.000%, due 06/15/27	750,000	777,279
ASP AMC Merger Sub, Inc., 144A, 8.000%, due 05/15/25	65,000	62,563
DAE Funding, LLC, 144A, 5.000%, due 08/01/24	40,000	41,000
Dana Financing Luxembourg S.A.R.L., 144A, 5.750%, due 04/15/25	75,000	79,078
ESH Hospitality, Inc., 144A, 5.250%, due 05/01/25	80,000	82,700
Fidelity & Guaranty Life Holding, Inc., 144A, 6.375%, due 04/01/21	200,000	205,000
Hexion, Inc., 144A, 10.375%, due 02/01/22	75,000	72,000
Icahn Enterprises, 6.250%, due 02/01/22	75,000	78,188
Jeffries Finance, LLC, 7.250%, due 08/15/24	500,000	501,250
Lincoln Finance Ltd., 7.375%, due 04/15/21	500,000	526,250
MPT Operating Partnership, L.P., 5.000%, due 10/15/27	60,000	61,500
National Financial Partners Corp., 144A, 6.875%, due 07/15/25	80,000	81,200
Newstar Financial, Inc., 7.250%, due 05/01/20	125,000	128,750
Tempo Acquisition, LLC, 144A, 6.750%, due 06/01/25	75,000	75,750
Voya Financial, Inc., 5.650%, due 05/15/53	600,000	637,199
		3,467,858

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.7% (Continued)	Par Value	Value
Health Care - 0.0%(e)
Centene Corp., 4.750%, due 01/15/25	$35,000	$36,313
MPH Acquisition Holdings, LLC, 144A, 7.125%, due 06/01/24	60,000	64,500
Universal Hospital Services, Inc., 7.625%, due 08/15/20	75,000	75,937
		176,750
Industrials - 0.1%
Avantor, Inc., 144A, 6.000%, due 10/01/24	35,000	35,875
Avantor, Inc., 144A, 9.000%, due 10/01/25	35,000	35,810
Blueline Rental Corp., 9.250%, due 03/15/24	75,000	80,718
Delphi Jersey Holdings plc, 5.000%, due 10/01/25	65,000	66,138
Flex Acquisition Co., Inc., 6.875%, due 01/15/25	75,000	77,859
Signode Industrial Group US, Inc., 144A, 6.375%, due 05/01/22	45,000	46,688
Triumph Group, Inc., 144A, 7.750%, due 08/15/25	50,000	52,625
		395,713
Information Technology - 0.1%
Camelot Finance S.A., 144A, 5.500%, due 10/15/24	30,000	32,325
Ensemble S Merger Sub, Inc., 144A, 9.000%, due 09/30/23	75,000	77,719
Greeneden U.S. Holdings II, LLC, 144A, 10.000%, due 11/30/24	70,000	79,100
Informatica, LLC, 144A, 7.125%, due 07/15/23	80,000	80,400
Riverbed Technology, Inc., 144A, 8.875%, due 03/01/23	35,000	33,338
Solera, LLC/Solera Finance, Inc., 144A, 10.500%, due 03/01/24	25,000	28,461
		331,343
Materials - 0.0% (e)
Ashland, Inc., 4.750%, due 08/15/22	65,000	68,656
Multi-Color Corp., 144A, 4.875%, due 11/01/25	5,000	5,055
		73,711

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.7% (Continued)	Par Value	Value
Telecommunication Services - 0.4%
AssuredPartners, Inc., 144A, 7.000%, due 08/15/25	$65,000	$66,544
CB Escrow Corp., 144A, 8.000%, due 10/15/25	15,000	15,075
Cincinnati Bell, Inc., 144A, 7.000%, due 07/15/24	75,000	73,500
Frontier Communications Corp., 8.500%, due 04/15/20	75,000	72,750
GTT Communications, Inc., 144A, 7.875%, due 12/31/24	40,000	42,500
Intelsat Jackson Holdings S.A., 7.250%, due 10/15/20	85,000	81,813
MDC Partners, Inc., 144A, 6.500%, due 05/01/24	450,000	453,374
SBA Communications Corp., 144A, 4.000%, due 10/01/22	25,000	25,125
SFR Group S.A., 144A, 7.375%, due 05/01/26	350,000	377,999
Telesat Canada, LLC, 144A, 8.875%, due 11/15/24	70,000	78,838
		1,287,518
Utilities - 0.2%
Ferrellgas, L.P., 6.750%, due 01/15/22	400,000	388,000
NextEra Energy Operating Partners, L.P., 144A, 4.500%, due 09/15/27	65,000	66,219
NGL Energy Partners, L.P., 144A, 7.500%, due 11/01/23	80,000	79,600
NRG Energy, Inc., 144A, 7.250%, due 05/15/26	40,000	42,900
		576,719

Total High Yield Corporate Obligations (Cost $8,666,322)		$8,743,598

FOREIGN BONDS - 12.5%	Par Value	Value
Argentina - 0.2%
Aeropuertos Argentina 2000, 144A, 6.875%, due 02/01/27	$150,000	$159,900
Provincia de Buenos Aires, 144A, 7.875%, due 06/15/27	200,000	216,760
Republic of Argentina, 6.875%, due 01/26/27	300,000	324,150
		700,810
Bermuda - 0.4%
Digicel Group Ltd., 7.125%, due 04/01/22	600,000	543,504
OOREDOO QSC Communications, 3.875%, due 01/31/28	800,000	805,227
		1,348,731
Brazil - 0.2%
Federal Republic of Brazil, 5.625%, due 01/07/41	450,000	453,375
Globo Communicacoes Participacoes S.A., 144A, 5.125%, due 03/31/27	200,000	201,750
		655,125

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 12.5% (Continued)	Par Value	Value
Cayman Islands – 0.9%
CK Hutchison Holdings Ltd., 144A, 3.500%, due 04/05/27	$200,000	$202,408
CK Hutchison International Ltd., 144A, 2.250%, due 09/29/20	200,000	199,279
CK Hutchison International Ltd., 2.875%, due 04/05/22	200,000	201,162
CK Hutchison International Ltd., 144A, 2.750%, due 03/29/23	200,000	198,999
Cosan Overseas Ltd., 8.250%, due 11/29/49	200,000	203,500
Guanay Finance Ltd., 6.000%, due 12/15/20	685,534	702,673
Hutchison Whampoa Intl. 12 Ltd., 3.250%, due 11/08/22	200,000	204,560
Industrial Senior Trust, 5.500%, due 11/01/22	200,000	202,700
Republic of Kenya, 144A, 6.875%, due 06/24/24	300,000	306,222
SPARC EM SPC Panama Metroline 2 SP, 144A, 2.007%, due 12/05/22 (a)	400,000	364,600
SPARC EM SPC Panama Metroline 2 SP, 2.007%, due 12/05/22 (a)	200,000	182,300
		2,968,403
Chile - 1.7%
Banco de Credito e Inversiones, 4.000%, due 02/11/23	300,000	318,214
Banco del Estado de Chile, 4.125%, due 10/07/20	300,000	316,313
Banco del Estado de Chile, 3.875%, due 02/08/22	150,000	158,664
Banco Latinamericano S.A., 3.250%, due 05/07/20	300,000	306,750
Celulosa Arauco y Constitucion S.A., 5.000%, due 01/21/21	200,000	213,265
Colbun S.A., 6.000%, due 01/21/20	400,000	433,745
Embotelladora Andina S.A., 5.000%, due 10/01/23	400,000	440,834
Engie Energia Chile S.A., 5.625%, due 01/15/21	400,000	437,205
Itau CorpBanc, 3.875%, due 09/22/19	800,000	825,836
Republic of Chile, 3.125%, due 03/27/25	800,000	823,600
Republic of Chile, 3.125%, due 01/21/26	900,000	924,479
Republic of Chile, 3.860%, due 06/21/47	200,000	203,500
		5,402,405
China - 0.1%
CNOOC Finance 2011 Ltd., 4.250%, due 01/26/21	400,000	420,705

Costa Rica - 0.3%
Banco de Costa Rica, 5.250%, due 08/12/18	200,000	203,120
Bharat Petroleum Corp. Ltd., 4.625%, due 10/25/22	500,000	535,050
Costa Rica Government International Bond, 9.995%, due 08/01/20	200,000	232,000
		970,170

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 12.5% (Continued)	Par Value	Value
Dominican Republic - 0.3%
Banco de Reservas de la Republica Dominicana, 7.000%, due 02/01/23	$300,000	$315,000
Dominican Republic, 144A, 5.950%, due 01/25/27	400,000	430,000
Dominican Republic, 144A, 6.850%, due 01/27/45	295,000	330,031
		1,075,031
India – 0.9%
Bharti Airtel Ltd., 5.125%, due 03/11/23	200,000	210,885
Bharti Airtel Ltd., 4.375%, due 06/10/25	700,000	709,087
Export-Import Bank of India, 3.125%, due 07/20/21	400,000	404,314
Export-Import Bank of India, 4.000%, due 01/14/23	400,000	418,981
Indian Oil Corp. Ltd., 5.625%, due 08/02/21	200,000	219,841
Indian Oil Corp. Ltd., 5.750%, due 08/01/23	600,000	677,638
ONGC Videsh Ltd., 3.250%, due 07/15/19	200,000	202,920
		2,843,666
Indonesia - 0.5%
Perusahaan Penerbit SBSN, 144A, 4.150%, due 03/29/27	1,500,000	1,548,749

Israel - 0.3%
State of Israel, 2.875%, due 03/16/26	800,000	807,386

Malaysia - 0.9%
Axiata SPV2 Berhad, 3.466%, due 11/19/20	1,100,000	1,127,264
Malaysia Sovereign Sukuk, 3.043%, due 04/22/25	400,000	401,960
Malaysia Sukuk Global, 3.179%, due 04/27/26	500,000	505,200
Petronas Capital Ltd., 3.500%, due 03/18/25	500,000	515,264
Petronas Global Sukuk LT, 2.707%, due 03/18/20	400,000	403,007
		2,952,695
Mexico - 0.9%
America Movil SAB de C.V., 5.000%, due 03/30/20	100,000	106,964
Grupo Idesa S.A. de C.V., 7.875%, due 12/18/20	630,000	626,850
Grupo Posadas SAB de C.V., 7.875%, due 06/30/22	250,000	266,250
United Mexican States, 4.000%, due 10/02/23	294,000	310,817
United Mexican States, 4.125%, due 01/21/26	700,000	737,450
United Mexican States, 4.150%, due 03/28/27	500,000	525,525
United Mexican States, 4.750%, due 03/08/44	150,000	154,575
		2,728,431

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 12.5% (Continued)	Par Value	Value
Netherlands - 0.7%
AES Andres Dominicana Ltd., 144A, 7.950%, due 05/11/26	$500,000	$541,000
Marfrig Holdings Europe BV, 144A, 8.000%, due 06/08/23	700,000	724,115
Marfrig Holdings Europe BV, 144A, 7.000%, due 03/15/24	200,000	197,000
Petrobras Global Finance, 7.375%, due 01/27/27	200,000	220,200
Petrobras Global Finance, 7.250%, due 03/17/44	600,000	624,750
		2,307,065
Panama - 0.7%
Autoridad Canal de Panama, 4.950%, due 07/29/35	200,000	222,000
Global Bank Corp., 5.125%, due 10/30/19	600,000	626,700
Republic of Panama, 4.000%, due 09/22/24	400,000	427,000
Republic of Panama, 3.875%, due 03/17/28	800,000	838,000
		2,113,700
Peru - 0.8%
Banco de Credito del Peru of Panama, 5.375%, due 09/16/20	100,000	109,000
Banco Internacional del Peru S.A.A. of Panama, 5.750%, due 10/07/20	600,000	658,860
Fondo Mivivienda S.A., 3.500%, due 01/31/23	600,000	614,400
Transportadora de Gas del Peru S.A., 4.250%, due 04/30/28	1,000,000	1,035,000
		2,417,260
Philippines - 0.5%
BDO Unibank, Inc., 2.625%, due 10/24/21	150,000	149,775
Republic of Philippines, 4.200%, due 01/21/24	1,200,000	1,317,485
Republic of Philippines, 3.700%, due 02/02/42	200,000	199,379
		1,666,639
Senegal - 0.1%
Republic of Senegal, 144A, 6.250%, due 05/23/33	250,000	257,073

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 12.5% (Continued)	Par Value	Value
Singapore - 1.5%
BPRL International Singapore, 4.375%, due 01/18/27	$500,000	$519,756
DBS Group Holdings Ltd., 144A, 1.934% (3MO LIBOR + 62), due 07/25/22 (b)	600,000	601,872
DBS Group Holdings Ltd., 3.600%, due 12/29/49	300,000	300,393
ONGC Videsh Vankorneft, 3.750%, due 07/27/26	800,000	798,407
Oversea-Chinese Banking Corp. Ltd., 4.000%, due 10/15/24	400,000	409,079
Singtel Group Treasury Pte. Ltd., 4.500%, due 09/08/21	200,000	214,691
Temasek Financial I Ltd., 2.375%, due 01/23/23	1,000,000	998,765
United Overseas Bank Ltd., 3.750%, due 09/19/24	700,000	714,011
United Overseas Bank Ltd., 3.500%, due 09/16/26	200,000	203,400
		4,760,374
United Kingdom - 0.2%
Genting Overseas Holding Ltd., 4.250%, due 01/24/27	700,000	721,722

Virgin Islands British - 0.4%
CNPC HK Overseas Capital Ltd., 4.500%, due 04/28/21	600,000	637,634
Sinopec Group Overseas Development, 2.750%, due 09/29/26	800,000	762,673
		1,400,307

Total Foreign Bonds (Cost $39,253,730)		$40,066,447

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.3%	Par Value	Value
Acrisure, LLC, 6.296%, (3MO LIBOR + 500) due 11/03/23 (b)	$59,850	$60,673
Advisory Board Co. (The), 4.500% (3MO LIBOR + 375), due 09/29/24 (b)	410,000	407,950
Air Methods Corp., 4.796% (3MO LIBOR + 350), due 04/12/24 (b)	250,777	247,851
Albertson's, LLC, 3.983% (3MO LIBOR + 275), due 08/25/21 (b)	636,214	614,793
AlixPartners, LLP, 4.296% (3MO LIBOR + 300), due 03/17/21 (b)	379,050	380,532
Applied Systems, Inc., 4.500% (3MO LIBOR + 325), due 09/13/24 (b)	240,000	242,794
AssuredPartners, Inc., 4.500% (3MO LIBOR + 350), due 10/22/24 (b)	365,000	366,064
Atlantic Broadband Finance, LLC, 0.000% (3MO LIBOR + 237.5), due 12/20/20 (b)	185,000	184,132
Avantor Performance Materials Holdings, LLC, 5.240% (3MO LIBOR + 400), due 12/31/20 (b)	279,300	280,465
BCP Renaissance Parent, LLC, 4.500% (3MO LIBOR + 450), due 12/31/20 (b)	150,000	151,805
Berry Plastics Corp., 3.726% (3MO LIBOR + 300), due 12/31/19 (b)	338,542	339,842
BJ's Wholesale Club, Inc., 4.968% (3MO LIBOR + 375), due 01/27/24 (b)	355,110	341,286
Brand Energy & Infrastructure Services, Inc., 5.521% (3MO LIBOR + 425), due 06/14/24 (b)	270,000	271,705
BWAY Holding Co., 4.480% (3MO LIBOR + 325), due 04/03/24 (b)	50,000	50,201
Capital Automotive, L.P., 7.239% (3MO LIBOR + 600), due 03/21/25 (b)	39,948	40,585
CareCore National Group, LLC, 5.235% (3MO LIBOR + 325), due 03/05/21 (b)	154,677	156,611
Cengage Learning, Inc., 5.480% (3MO LIBOR + 425), due 06/07/23 (b)	1,074,361	993,396
CenturyLink, Inc., 2.750% (3MO LIBOR + 275), due 02/29/24 (b)	310,000	300,894
Change Healthcare Holdings, LLC, 3.983% (3MO LIBOR + 275), due 03/01/24 (b)	459,200	460,952
CHG Healthcare Services, Inc., 4.500% (3MO LIBOR + 325), due 06/07/23 (b)	185,000	187,016
Cincinnati Bell, Inc., 4.985% (3MO LIBOR + 375), due 08/16/24 (b)	250,000	252,500
Clark Equipment Co., 4.012% (3MO LIBOR + 275), due 05/10/24 (b)	14,963	15,075
ClubCorp Holdings, Inc., 4.588% (3MO LIBOR + 325), due 08/16/24 (b)	140,000	139,388
Colorado Buyer, Inc., 4.500% (3MO LIBOR + 300), due 03/15/24 (b)	460,000	462,682
Community Health Systems, Inc., 4.066% (3MO LIBOR + 275), due 12/31/19 (b)	320,992	319,522
CompuCom Systems, Inc., 4.489% (3MO LIBOR + 325), due 05/09/20 (b)	328,678	289,855

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.3% (Continued)	Par Value	Value
Dell Software, Inc., 7.257% (3MO LIBOR + 600), due 09/27/22 (b)	$376,232	$382,346
Digicel International Finance, 4.939% (3MO LIBOR + 375), due 05/10/24 (b)	15,000	15,082
DJO Finance, LLC, 4.481% (3MO LIBOR + 325), due 06/08/20 (b)	246,851	247,082
EIG Investors Corp., 5.241% (3MO LIBOR + 400), due 02/09/23 (b)	277,302	280,743
Energy Transfer Equity, L.P., 4.500% (3MO LIBOR + 275), due 02/02/24 (b)	460,000	462,744
Envision Healthcare Corp., 4.299% (3MO LIBOR + 300), due 12/01/23 (b)	388,050	389,627
Epicor Software Corp., 4.989% (3MO LIBOR + 375), due 06/01/22 (b)	921,587	924,610
Fairmount Santrol, Inc., 4.796% (3MO LIBOR + 350), due 09/05/19 (b)	467,337	464,124
Federal Mogul Holdings Corp., 4.982% (3MO LIBOR + 375), due 04/15/21 (b)	310,190	312,406
Filtration Group Corp., 4.500% (3MO LIBOR + 300), due 11/23/20 (b)	465,000	468,585
Fitness International, LLC, 5.483% (3MO LIBOR + 425), due 07/01/20 (b)	417,441	420,311
Floor & Decor Outlets of America, Inc., 4.740% (3MO LIBOR + 350), due 09/30/24 (b)	131,464	131,957
Greeneden U.S. Holdings II, LLC, 4.500% (3MO LIBOR + 375), due 12/01/23 (b)	255,000	257,141
GTCR Valor Cos., Inc., 5.503% (3MO LIBOR + 425), due 06/16/23 (b)	140,000	141,954
Harbor Freight Tools USA, 4.488% (3MO LIBOR + 325), due 08/16/23 (b)	677,937	681,568
Hargray Communications Group, Inc., 4.233% (3MO LIBOR + 300), due 05/16/24 (b)	190,000	190,911
Hayward Industries, Inc., 4.738% (3MO LIBOR + 350), due 12/31/20 (b)	375,000	377,889
HBC Hardware Holdings, LLC, 7.796% (3MO LIBOR + 650), due 03/30/20 (b)(d)	550,875	539,858
HCA, Inc., 3.483% (3MO LIBOR + 225), due 02/15/24 (b)	378,402	380,664
Intrawest Resorts Holdings, Inc., 4.483% (3MO LIBOR + 325), due 12/31/20 (b)	315,000	317,068
Kenan Advantage Group, Inc. (The), 4.500% (3MO LIBOR + 300), due 07/29/22 (b)	460,000	461,380
Klockner Pentaplast of America, Inc., 5.546% (3MO LIBOR + 425), due 06/29/22 (b)	385,000	386,636
Kraton Polymers, LLC, 2.226% (3MO LIBOR + 400), due 01/06/22 (b)	148,513	150,388

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.3% (Continued)	Par Value	Value
Kraton Polymers, LLC, 4.238% (3MO LIBOR + 300), due 01/06/22 (b)	$145,000	$147,039
Kronos Acquisition Holdings, Inc., 5.793% (3MO LIBOR + 450), due 08/26/22 (b)	460,000	465,320
Kronos, Inc., 4.500% (3MO LIBOR + 350), due 11/01/23 (b)	460,000	463,163
Landry's, Inc., 4.500% (3MO LIBOR + 325), due 10/04/23 (b)	60,000	60,388
Leslie's Poolmart, Inc., 5.060% (3MO LIBOR + 425), due 08/09/23 (b)	108,174	108,377
Life Time Fitness, Inc., 4.500% (3MO LIBOR + 300), due 06/10/22 (b)	460,000	462,194
Lineage Logistics, LLC, 4.735% (3MO LIBOR + 350), due 04/07/21 (b)	436,466	438,035
McGraw-Hill Global Education Holdings, LLC, 5.000% (3MO LIBOR + 400), due 05/02/22 (b)	235,000	231,328
Micro Focus International plc, 3.980% (3MO LIBOR + 275), due 04/06/21 (b)	10,318	10,352
Micro Focus International plc, 4.030% (3MO LIBOR + 275), due 04/19/24 (b)	69,682	69,908
Mission Broadcasting, Inc., 3.731% (3MO LIBOR + 250), due 01/17/24 (b)	36,763	36,907
Misys Ltd., 4.736% (3MO LIBOR + 350), due 04/26/24 (b)	870,000	874,850
Mitchell International, Inc., 4.671% (3MO LIBOR + 350), due 10/13/20 (b)	460,000	463,498
MPH Acquisition Holdings LLC, 5.000% (3MO LIBOR + 300), due 06/07/23 (b)	465,000	469,250
Nexstar Broadcasting Group, Inc., 3.731% (3MO LIBOR + 250), due 01/17/24 (b)	293,570	294,724
Optiv, Inc., 4.562% (3MO LIBOR + 325), due 01/05/21 (b)	28,997	27,317
Parexel International Corp., 4.235% (3MO LIBOR + 300), due 12/31/20 (b)	145,000	146,179
Peak 10 Holding Corp., 4.811% (3MO LIBOR + 350), due 07/24/24 (b)	310,000	310,710
PetSmart, Inc., 4.240% (3MO LIBOR + 300), due 03/11/22 (b)	492,443	417,858
Pharmaceutical Product Development, LLC, 4.016% (3MO LIBOR + 275), due 08/18/22 (b)	387,210	389,589
Pike Corp., 4.740% (3MO LIBOR + 350), due 12/31/20 (b)	85,000	86,196
Prime Security Services Borrower, LLC, 3.973% (3MO LIBOR + 275), due 05/02/22 (b)	145,000	146,430
Project Alpha Intermediate Holding, Inc., 4.809% (3MO LIBOR + 350), due 04/04/21 (b)	385,000	376,940
Radiate HoldCo, LLC, 4.500% (3MO LIBOR + 300), due 02/01/24 (b)	470,000	464,346
Ranpak Corp., 8.478% (3MO LIBOR + 725), due 09/22/22 (b)	122,963	122,348

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 9.3% (Continued)	Par Value	Value
Refresco Holding BV, 4.500% (3MO LIBOR + 275), due 09/27/24 (b)	$90,000	$90,450
Reynolds Group Holdings, Inc., 4.233% (3MO LIBOR + 300), due 01/23/20 (b)	463,169	465,441
RP Crown Parent, LLC, 4.739% (3MO LIBOR + 350), due 09/22/23 (b)	460,000	463,491
Sabre GLBL, Inc., 3.485% (3MO LIBOR + 225), due 02/22/24 (b)	22,997	23,132
Scientific Games International, Inc., 4.512% (3MO LIBOR + 350), due 08/14/24 (b)	315,000	315,936
Securus Technologies Holdings, Inc., 5.742% (3MO LIBOR + 450), due 06/15/24 (b)	210,000	212,406
Select Medical Corp., 4.810% (3MO LIBOR + 350), due 02/13/24 (b)	329,175	333,084
Solera, LLC, 4.485% (3MO LIBOR + 375), due 03/03/23 (b)	388,035	389,754
Sophia, L.P., 4.546% (3MO LIBOR + 325), due 09/30/22 (b)	387,898	387,989
Surgery Center Holdings, Inc., 4.489% (3MO LIBOR + 325), due 06/20/24 (b)	105,000	104,311
Team Health Holdings, Inc., 3.983% (3MO LIBOR + 275), due 01/12/24 (b)	588,525	578,964
Telesat Canada, 4.299% (3MO LIBOR + 300), due 11/17/23 (b)	476,406	480,972
TKC Holdings, Inc., 5.483% (3MO LIBOR + 425), due 02/01/23 (b)	394,013	398,116
Transdigm Group, Inc., 4.263% (3MO LIBOR + 300), due 08/16/24 (b)	90,000	90,253
Traverse Midstream Partners, LLC, 4.500% (3MO LIBOR + 400), due 09/11/21 (b)	75,000	76,031
Tribune Media Co., 4.233% (3MO LIBOR + 300), due 12/27/20 (b)	572,490	574,995
Univar USA, Inc., Series B, 3.983% (3MO LIBOR + 275), due 07/01/22 (b)	691,449	694,962
Welbilt, Inc., 4.500% (3MO LIBOR + 275), due 03/03/23 (b)	65,000	65,501
York Risk Services Holding Corp., 4.983% (3MO LIBOR + 375), due 10/01/21 (b)(d)	972,500	958,398
Total Loan Participations (Cost $29,869,085)		$29,731,075

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MILITARY HOUSING OBLIGATIONS - 2.4%	Par Value	Value
Atlantic Marine Corps Communities Military Housing, 144A, 5.433%, due 12/01/50 (d)	$709,821	$707,720
Capmark Military Housing Trust, Series 2007-AETC, Class A-1, 5.746%, due 02/10/52 (d)	1,907,054	1,904,670
Capmark Military Housing Trust, Series 2007-ROBS, Class A, 6.059%, due 10/10/52 (d)	478,736	492,567
Fort Benning Family Communities, LLC, 144A, 5.810%, due 01/15/51 (d)	1,050,000	999,831
GMAC Commercial Military Housing Trust, Series 2007-HCKM, Class A, 6.107%, due 08/10/52 (c)(d)	1,117,680	1,234,995
HP Communities, LLC, 5.630%, due 09/15/34 (d)	650,000	713,915
Mid-Atlantic Military Co., 144A, 5.300%, due 08/01/50 (d)	939,322	929,545
Northeast Housing, LLC, 6.298%, due 10/15/49 (c) (d)	725,000	781,761
Total Military Housing Obligations (Cost $7,734,208)		$7,765,004

MUNICIPAL OBLIGATIONS - 0.7%	Par Value	Value
Beverly Hills Unified School District Zero, GO, 14.046%, due 08/01/37 (a)	$645,000	$298,319
Illinois State, GO, 5.650%, due 12/01/38	1,310,000	1,477,457
Newport Mesa CA Unified School District, GO, 3.960%, due 08/01/41	1,000,000	400,100
Total Municipal Obligations (Cost $2,016,839)		$2,175,876

COMMON STOCKS - 0.0% (e)	Shares	Value
Energy - 0.0% (e)
Titan Energy, LLC (d) (f) (Cost $502,500)	3,370	$15,165

PREFERRED STOCKS - 1.5%	Shares	Value
Bank of America Corp., 6.100%	275,000	$303,188
Bank of America Corp., 6.300%	1,300,000	1,468,999
Citigroup, Inc., 5.950%	140,000	150,675
Citigroup, Inc., 5.950%	250,000	270,313
Citigroup, Inc., 6.250%	1,195,000	1,344,375

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.5% (Continued)	Shares	Value
JPMorgan Chase & Co., 6.000%	200,000	$217,500
JPMorgan Chase & Co., 6.100%	250,000	275,935
Keycorp, 5.000%	500,000	517,500
Wells Fargo & Co., 5.875%	300,000	333,900
Total Preferred Stocks (Cost $4,577,208)		$4,882,385

AFFILIATED REGISTERED INVESTMENT COMPANIES - 1.7%	Shares	Value
Guggenheim Floating Rate Strategies Fund	54,153	$1,409,601
Guggenheim Strategy Fund I	159,808	4,012,776
Total Affiliated Registered Investment Companies (Cost $5,415,428)		$5,422,377

PURCHASED OPTION CONTRACTS - 0.0% (e)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.0% (e)
iShares 20+ Year Treasury Bond ETF (Cost $170,445)	10/20/17	$130.00	1,033	$10,330

Put Option Contracts - 0.0% (e)
iShares iBoxx $ High Yield Corp. Bond ETF (Cost $79,440)	10/20/17	84.00	1,986	6,951

Total Purchased Option Contracts (Cost $249,885)				$17,281

MONEY MARKET FUNDS - 2.7%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.89% (g) (Cost $8,715,048)	8,715,048	$8,715,048

Total Investments at Value - 101.9% (Cost $324,522,869)		$326,076,147

Liabilities in Excess of Other Assets - (1.9%)		(6,208,278)

Net Assets - 100.0%		$319,867,869

(a)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

(b)
Variable rate security.  The rate shown is the effective interest rate as of September 30, 2017.  The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(c)
Security has been valued at fair value in accordance with the procedures adopted by and under the general supervision of the Board of Trustees.  The total value of such securities is $5,937,158 at September 30, 2017, representing 1.9% of net assets (Note 1).

(d)	Illiquid security.
(e)	Percentage rounds to less than 0.1%.
(f)	Non-income producing security.
(g)	The rate shown is the 7-day effective yield as of September 30, 2017.

CV -	Convertible Security.
Ltd. -	Limited.
plc -	Public Limited Company.
CDO -	Collateralized Debt Obligation.
CLO -	Collateralized Loan Obligation.
GO -	General Obligation.
LLC -	Limited Liability Corporation.
Re-REMIC -	Re-securitization of Real Estate Mortgage Investment Conduit.
STRIPS -	Separately Traded Registered Interest and Principal Securities.
TBA -
Security has been traded on a "to-be-announced" basis.  In a TBA transaction, the Fund has committed to purchase the security for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions.

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
iShares 20+ Year Treasury Bond ETF	10/20/17	$133.00	1,033	$3,099	$74,376

See accompanying notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

1. Securities valuation

The Wilshire Mutual Funds, Inc. (the “Company”) consists of seven separate investment portfolios. The portfolios presented in these statements are: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (collectively the “Portfolios,” each a “Portfolio” of the Company). A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the security is valued at the mean between the last bid and asked prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the security is valued at the mean between the last bid and asked prices.

Debt securities are valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party valuation providers often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value.

Equity securities of the Wilshire International Equity Fund that are primarily traded on a foreign exchange are valued daily at a price as provided by its independent third-party pricing vendor, ICE Data Services (“ICE”), which is an estimate of the fair value price. ICE provides a daily fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value the Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Fund’s administrator and may request that a meeting of the Pricing Committee be held.

Investments in open-end registered investment companies, including affiliated registered investment funds, are valued at the end of day based on its net asset value (“NAV”) per share as reported by such funds. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2017, there have been no significant changes to the Portfolios’ fair value methodologies.

The following is a summary of the inputs used to value the Portfolios’ investments as of September 30, 2017:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$228,538,490	$-	$-	$228,538,490
Money Market Funds	3,418,147	-	-	3,418,147
Total	$231,956,637	$-	$-	$231,956,637

Large Company Value Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$155,499,613	$-	$-		$155,499,613
Rights	-	-	1,135	*	1,135
Money Market Funds	2,806,555	-	-		2,806,555
Total	$158,306,168	$-	$1,135		$158,307,303

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$38,486,055	$-	$-		$38,486,055
Rights	-	-	0	*	0
Money Market Funds	4,439,905	-	-		4,439,905
Total	$42,925,960	$-	$0		$42,925,960

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$30,619,405	$-	$-	$30,619,405
Money Market Funds	1,670,910	-	-	1,670,910
Total	$32,290,315	$-	$-	$32,290,315

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$176,273,785	$-	$0	*	$176,273,785
Rights	-	-	7,871	*	7,871
Money Market Funds	4,584,456	-	-		4,584,456
Total	$180,858,241	$-	$7,871		$180,866,112

Wilshire International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$84,775,499	$242,446,637	$-	327,222,136
Preferred Stocks	1,518,513	430,556	-	1,949,069
Money Market Funds	17,885,463	-	-	17,885,463
Total	$104,179,475	$242,877,193	$-	$347,056,668

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$36,796,260	$-	$36,796,260
U.S. Government Agency Obligations	-	10,442,665	-	10,442,665
Agency Mortgage-Backed Obligations	-	11,783,601	2,915,450	14,699,051
Non-Agency Mortgage-Backed Obligations	-	54,039,521	1,004,952	55,044,473
Non-Agency Mortgage-Backed Obligations Interest-Only Strips	-	9,068,413	-	9,068,413
Asset-Backed Securities	-	43,515,164	-	43,515,164
Collateralized Loan Obligations	-	36,114,166	-	36,114,166
Investment Grade Corporate Obligations	-	12,861,699	-	12,861,699
High Yield Corporate Obligations	-	8,743,598	-	8,743,598
Foreign Bonds	-	40,066,447	-	40,066,447
Loan Participations	-	29,731,075	-	29,731,075
Military Housing Obligations	-	5,748,248	2,016,756	7,765,004
Municipal Obligations	-	2,175,876	-	2,175,876
Common Stocks	15,165	-	-	15,165
Preferred Stocks	4,882,385	-	-	4,882,385
Affiliated Registered Investment Companies	5,422,377	-	-	5,422,377
Purchased Option Contracts	17,281	-	-	17,281
Money Market Funds	8,715,048	-	-	8,715,048
Total	$19,052,256	$301,086,733	$5,937,158	$326,076,147

Other Financial Instruments
Written Option Contracts	$(3,099)	$-	$-	$(3,099)

*	Includes securities that have been fair valued at $0.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type. It is the Portfolios’ policy to recognize transfers between Levels at the end of the reporting period. As of September 30, 2017, the Portfolios did not have any transfers between Levels. In addition, Large Company Growth Portfolio, Small Company Value Portfolio and Wilshire International Equity Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). Large Company Value Portfolio and Small Company Value Portfolio held Rights and Wilshire 5000 IndexSM Fund held Common Stocks and Rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2017, totaling $1,135, $0 and $7,871, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following is a reconciliation of Level 3 investments of Wilshire Income Opportunities Fund for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2017:

Wilshire Income Opportunities Fund
Investments in Securities	Value as of December 31, 2017	Purchases	Sales, Paydowns & Maturities	Realized gain (loss)	Amortization	Net change in unrealized depreciation	Value as of October 31, 2017
Agency Mortgage-Backed Obligations	$-	$2,915,450	$-	$-	$-	$-	$2,915,450

Non-Agency Mortgage-Backed Obligations	-	1,004,952	-	-	-	-	1,004,952

Military Housing Obligations	1,850,978	-	(6,567)	-	(1,010)	173,355	2,016,756

Total	$1,850,978	$3,920,402	$(6,567)	$-	$(1,010)	$173,355	$5,937,158

The total amount of unrealized depreciation on Level 3 instruments held at September 30, 2017 was $82,359.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Pricing Committee or the Valuation Committee in conformity with guidelines adopted by and subject to review by the Board to determine fair value of the Level 3 instruments.

Wilshire Income Opportunities Fund
	Fair Value at September 30, 2017	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs
Agency Mortgage-Backed Obligations	$2,915,450	Option Adjusted Spread	Estimate of Future Cash Flows	N/A	N/A
Non-Agency Mortgage-Backed Obligations	$1,004,952	Option Adjusted Spread	Estimate of Future Cash Flows	N/A	N/A
Military Housing Obligations	$2,016,756	Option Adjusted Spread	Estimate of Future Cash Flows	N/A	N/A

[1]
Significant increases and decreases to the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

2. Security transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2017:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax Cost	$154,986,287	$127,745,022	$33,902,750	$25,510,139

Aggregate gross unrealized appreciation	$78,683,003	$33,596,324	$9,676,482	$8,044,541
Aggregate gross unrealized depreciation	(1,712,653)	(3,034,043)	(653,272)	(1,264,365)

Net unrealized appreciation	$76,970,350	$30,562,281	$9,023,210	$6,780,176

	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax Cost	$64,557,229	$291,470,817	$324,705,851

Aggregate gross unrealized appreciation	$119,317,849	$60,669,756	$6,296,968
Aggregate gross unrealized depreciation	(3,008,966)	(5,083,905)	(4,929,771)

Net unrealized appreciation	$116,308,883	$55,585,851	$1,367,197

The differences between book and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales.

4. Affiliated investments

The following is a summary of the transactions with affiliates held in the Wilshire Income Opportunities Fund for the period ended September 30, 2017:

Affiliated Investment	Value as of December 31, 2016	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2017	Income Distributions
Guggenheim Floating Rate Strategies Fund	$6,049,104	$1,062,421	$(5,700,000)	$22,058	$(23,982)	$1,409,601	$59,880
Guggenheim Straregy Fund I	$4,699,030	$4,561,273	$(5,266,806)	$46,470	$(27,191)	$4,012,776	$112,169

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Securities Lending

Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Northern Trust Company, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. Shares of the Northern Trust Institutional Liquid Asset Portfolio were purchased with proceeds from collateral received from securities on loan. Securities on loan are collateralized by cash and various U.S. Treasury obligations. The following table represents each type of collateral received from securities on loan as of September 30, 2017 for each Portfolio:

	Collateral Received
	Northern Trust Institutional Liquid Asset Portfolio	U.S. Treasury Obligations	Total
Large Company Growth Portfolio	$103,008	$24,452,216	$24,555,224
Large Company Value Portfolio	1,042,992	7,828,807	8,871,799
Small Company Growth Portfolio	3,152,055	6,543,931	9,695,986
Small Company Value Portfolio	928,619	7,057,240	7,985,859
Wilshire 5000 IndexSM Fund	2,232,876	11,908,993	14,141,869
Wilshire International Equity Fund	8,831,553	16,998,840	25,830,393

6. Sector risk

If a Portfolio has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in a Portfolio and increase the volatility of a Portfolio’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings could be adversely affected. As of September 30, 2017, Large Company Growth Portfolio had 44.9% of the value of its net assets invested in stocks within the Information Technology sector, Large Company Value Portfolio had 31.0% of the value of its net assets invested in stocks within the Financials sector, Small Company Growth had 26.2% and 26.6% of the value of its net assets invested in stocks within the Health Care and Information Technology sectors, respectively, and Small Company Value Portfolio had 28.4% of the value of its net assets invested in stocks within the Financials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	November 29, 2017

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer and Principal Accounting Officer

Date	November 29, 2017

*	Print the name and title of each signing officer under his or her signature.